UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-3000
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Date of fiscal year end: 12/31
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Date of reporting period: 12/31/06

ITEM 1. REPORTS TO STOCKHOLDERS.

The first report applies to Lifestyle Aggressive Portfolio, the second report applies to Lifestyle Balanced Portfolio, the third report applies to Lifestyle Conservative Portfolio, the fourth report applies to Lifestyle Growth Portfolio and the fifth report applies to Lifestyle Moderate Portfolio

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Aggressive Portfolio

Annual Report
12.31.06

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 2 5

Trustees and officers
page 3 5

For more information
page 4 0

CEO corner

January 2007

To Our Shareholders,

The financial markets surprised many investors in 2006 by beating their expectations. At the beginning of the year, fears abounded about rising inflation – with sky high energy prices – stronger than expected economic growth, a decline in the housing boom and more interest rate hikes from the Federal Reserve. But by June, the economic data suggested the desired “soft landing” for the economy, energy prices stabilized, corporate earnings remained strong and the Fed stopped raising rates. With that, the market took off, producing double-digit returns instead of the single-digit ones originally thought to be the best the market would do. The ascent was widespread and the broad Standard & Poor’s 500 Index returned 15.79% .

The bond market also turned in a solid result, registering its seventh consecutive year of positive performance. Continuing the trend of the last several years, the best performances came from the high yield sector. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. The broad Lehman Brothers Aggregate Bond Index returned 4.33% for the year, while the Merrill Lynch High Yield Master II Index returned 11.74% .

After such a year, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year (since 1945, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks long-term growth of capital. Current income is not a consideration.
To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests 100% of its assets in affiliated underlying funds that invest primarily in equity securities.

Over the last twelve months

► Stocks representing all market-capitalization ranges and investment styles benefited from a generally positive environment for equities.

► Except for a significant correction in May and June 2006, U.S. and international stock markets rose steadily throughout the year.

► The Portfolio’s exposure to international equity funds was particularly helpful to performance, while several of our domestic large-cap funds detracted.

Asset allocation

Equity	% of Total

U.S. Large Cap	38.0

International Large Cap	24.0

U.S. Small Cap	14.0

U.S. Mid Cap	13.0

International Small Cap	6.0

Natural Resources	5.0

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Lifestyle Aggressive Portfolio

Recently, the Portfolio’s fiscal year-end changed from August to
December. What follows is a commentary for the 12 months ended
December 31, 2006.

Large and small, value and growth, domestic and international, stocks of all types gained ground against a mostly favorable market backdrop in 2006. Corporate earnings remained strong throughout the year, while consumer spending also held up surprisingly well. Although oil prices rose sharply during the year’s first half, they fell from their summertime peak of nearly $80 per barrel to finish the year closer to $60. Concerns about rising inflation led to a significant stock market correction in May and June. However, better-than-anticipated inflation reports during the year’s second half finally enabled the Federal Reserve Board, in a long-awaited move, to refrain from raising short-term interest rates for the first time in more than two years. Beginning at its August meeting, the Fed left its benchmark federal funds rate alone at 5.25% at each of its subsequent meetings during the year. Against this backdrop, the U.S. stock market rose steadily following its summertime decline.

Overall, the S&P 500 Index gained 15.79% during the 12 months ending December 31, 2006. Value stocks in all market-capitalization ranges beat their growth-stock counterparts, while small- and mid-cap stocks generally

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE ... AND WHAT’S BEHIND THE NUMBERS

International	▲	Benefited from strong stock selection, an underweighting in Japan
Value (Franklin		and currency gains for U.S. investors in European stocks.
Templeton)

U.S. Multi Sector	▼	Weak individual stock selection — especially in health care and banks
(GMO)		— hurt this fund’s results.

Capital	▼	An overweighting in the information technology sector — and
Appreciation		especially in the semiconductor industry — was a negative.
(Jennison)

2

From the MFC Global Investment Management (U.S.A.), LLC’s
Portfolio Management Team

outperformed large caps. International equities did particularly well, with the MSCI EAFE returning an impressive 26.87% . In addition to benefiting from many of the same fundamental trends helping U.S. companies, international stocks were further helped by strength in the euro and British pound relative to the U.S. dollar. Also gaining ground were natural resources stocks, which benefited from rising commodity prices for much of the period and excellent supply/demand fundamentals.

“Large and small, value and growth,
domestic and international,
stocks of all types gained ground
against a mostly favorable market
backdrop in 2006.”

Performance results

During the 12 months ending December 31, 2006, John Hancock Lifestyle Aggressive Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares produced total returns of 14.96%, 14.12%, 14.20%,14.92%, 15.19%, 15.38% and 15.50%, respectively, at net asset value. Class R, Class R1 and Class R2 shares returned 9.22%, 9.25% and 9.37%, respectively, at net asset value, since beginning operations on September 18, 2006. In comparison, the Portfolio’s benchmark, the S&P 500 Index, returned 15.79% and Morningstar’s average large blend fund returned 14.15% .1 Keep in mind that your net asset value return will be different from the Portfolio’s performance if you were not invested in the Portfolio for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

International, large-cap value gains

All of the Portfolio’s assets are invested in equity securities. During the period, our allocation to international equities was a significant positive. International Value (Franklin Templeton) — the Portfolio’s best performer

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3

overall — and International Core (GMO) were two standouts among our large-cap international holdings. International small-cap stocks enjoyed particularly good results, as the Portfolio benefited from positions in International Small Company (Dimensional Fund Advisors) and International Small Cap (Templeton).

Some of the Portfolio’s best performers during the year were U.S. large-cap value funds. In particular, Quantitative Value (MFC Global) and Equity Income (T. Rowe Price) turned in solid performances relative to the S&P 500 Index, thanks in large part to favorable market conditions for large-cap value stocks.

Another notable positive was our 5% position in Natural Resources (Wellington). It is important to remember that while natural resource equities can be relatively volatile on a stand-alone basis, they can be excellent complements to other asset classes within a fully diversified portfolio. This is exactly what happened in 2006.

During the year, a select number of our domestic large-cap blend funds underperformed in relative terms. U.S. Multi Sector (GMO) was an 8% position in the Portfolio and as a result had a relatively meaningful negative impact on performance. Core Equity (Legg Mason) also under-performed, driven largely by poor returns from its Internet holdings and lack of exposure to the energy sector. Large-cap growth fund Capital Appreciation (Jennison) was also a detractor, as was mid-cap blend fund Quantitative Mid Cap (MFC Global). Of final note, although the small-cap asset class provided a modestly favorable impact on performance, select holdings in this part of the market were relative laggards, including Small Company (American Century) and Small Cap (Independence).

Outlook

Global financial markets, and especially certain higher-risk asset classes, have benefited from ample global liquidity. Should that liquidity dry up, we could see a significant market correction, with higher-risk assets beginning to lag, while cash-rich, mega-cap companies could reverse their recent trend of underperformance. The Portfolio is well exposed to both types of stocks, and we believe our emphasis on diversification should position us well if market conditions shift suddenly over the coming months, or if they remain as they have over the last few years.

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4

As so many investors inevitably discover, trying to time asset class moves based on generalizations often has regrettable consequences and defeats the long-term smoothing effect of diversification. Our focus as portfolio managers is not on the latest quarter or even the past year’s performance. Rather our focus is on designing a portfolio that can compound shareholder wealth over time while evening out some of the inevitable bumps that occur along the way.

“Some of the Portfolio’s best
performers during the year were
U.S. large-cap value funds.”

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

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5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception[a]

1[a]	10-15-05	15.50%	—	—	18.63%	15.50%	—	—	23.04%

A	10-18-05	9.25	—	—	13.34	9.25	—	—	16.29

B	10-18-05	9.12	—	—	14.23	9.12	—	—	17.39

C	10-18-05	13.20	—	—	17.52	13.20	—	—	21.48

Ra	9-18-06	—	—	—	—	—	—	—	9.22

R1[a]	9-18-06	—	—	—	—	—	—	—	9.25

R2[a]	9-18-06	—	—	—	—	—	—	—	9.37

R3[a]	10-18-05	14.92	—	—	18.15	14.92	—	—	22.27

R4[a]	10-18-05	15.19	—	—	18.43	15.19	—	—	22.62

R5[a]	10-18-05	15.38	—	—	18.64	15.38	—	—	22.88

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on inception date.

a For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

1[1,3]	10-15-05	$12,304	$12,304	$12,233	$13,210

B1	10-18-05	12,139	11,739	12,197	13,607

C1,2	10-18-05	12,148	12,148	12,197	13,607

R1,3	9-18-06	10,922	10,922	10,804	11,041

R1[1,3]	9-18-06	10,925	10,925	10,804	11,041

R2[1,3]	9-18-06	10,937	10,937	10,804	11,041

R3[1,3]	10-18-05	12,227	12,227	12,197	13,607

R4[1,3]	10-18-05	12,262	12,262	12,197	13,607

R5[1,3]	10-18-05	12,288	12,288	12,197	13,607

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Gross Total Return Index — Index 1 — (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. & Canada. As of June 2006 the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index 2 figure as of closest month end to inception date.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifestyle Aggressive Portfolio

7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other portfolio expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your portfolio’s actual ongoing operating expenses, and is based on your portfolio’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,101.80	$3.44

Class B	1,000.00	1,097.80	7.14

Class C	1,000.00	1,097.70	7.14

Class R	1,000.00	1,092.20	2.83

Class R1	1,000.00	1,092.50	2.09

Class R2	1,000.00	1,093.70	1.34

Class R3	1,000.00	1,101.40	3.76

Class R4	1,000.00	1,103.20	2.54

Class R5	1,000.00	1,104.30	1.06

Class 1	1,000.00	1,104.60	0.53

Lifestyle Aggressive Portfolio

8

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your portfolio’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,021.93	$3.31

Class B	1,000.00	1,018.40	6.87

Class C	1,000.00	1,018.40	6.87

Class R	1,000.00	1,011.54	2.72

Class R1	1,000.00	1,012.25	2.01

Class R2	1,000.00	1,012.96	1.29

Class R3	1,000.00	1,021.63	3.62

Class R4	1,000.00	1,022.79	2.45

Class R5	1,000.00	1,024.20	1.02

Class 1	1,000.00	1,024.70	0.51

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different portfolios. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, 1.35%, 1.35%, 0.95%, 0.70%, 0.45%, 0.71%, 0.48%, 0.20% and 0.10% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period (inception date for Class R, Class R1 and Class R2) /365 or 366 (to reflect the one-half year period).

b Class R, R1 and R2 shares began operations on 9-18-06.

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9

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-06

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.98%		$2,893,823,572

(Cost $2,578,460,454)

John Hancock Funds II 91.97%		2,662,103,782

All Cap Growth Fund Class NAV	3,270,836	57,926,504

All Cap Value Fund Class NAV	3,577,206	57,664,564

Blue Chip Growth Fund Class NAV	7,503,645	144,895,377

Capital Appreciation Fund Class NAV	11,312,854	115,956,752

Core Equity Fund Class NAV	5,417,429	86,787,212

Emerging Growth Fund Class NAV	3,498,404	58,073,499

Equity-Income Fund Class NAV	3,077,127	57,788,436

Fundamental Value Fund Class NAV	6,800,039	115,600,671

International Equity Index Fund Class NAV	7,068,530	144,904,862

International Opportunities Fund Class NAV	6,454,539	115,988,074

International Small Cap Fund Class NAV	4,172,362	87,035,481

International Small Company Fund Class NAV	8,272,786	87,029,713

International Value Fund Class NAV	10,849,920	202,785,006

Large Cap Fund Class NAV	3,702,322	57,793,242

Large Cap Value Fund Class NAV	1,149,067	28,761,149

Mid Cap Index Fund Class NAV	5,859,816	115,203,989

Mid Cap Stock Fund Class NAV	3,447,720	57,714,828

Mid Cap Value Equity Fund Class NAV	2,770,613	28,758,959

Mid Cap Value Fund Class NAV	2,879,077	57,725,490

Natural Resources Fund Class NAV	4,060,960	144,895,069

Quantitative Mid Cap Fund Class NAV	3,782,103	57,639,253

Quantitative Value Fund Class NAV	5,018,113	87,014,073

Small Cap Fund Class NAV	5,605,832	86,441,931

Small Cap Index Fund Class NAV	3,428,771	57,809,078

Small Company Fund Class NAV	3,437,117	57,743,563

Small Company Value Fund Class NAV	3,452,364	86,861,470

Special Value Fund Class NAV	2,662,953	57,839,340

U.S. Global Leaders Growth Fund Class NAV	2,133,558	28,781,700

U.S. Multi Sector Fund Class NAV	21,083,701	231,709,869

Value & Restructuring Fund Class NAV	2,401,870	28,894,501

Vista Fund Class NAV	5,015,555	58,080,127

See notes to financial statements

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10

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

John Hancock Funds III 8.01%		$231,719,790

International Core Fund Class NAV	$5,433,055	231,719,790

Total investments 99.98%		$2,893,823,572

Other assets in excess of liabilities 0.02%		$527,588

Total net assets 100.00%		$2,894,351,160

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

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11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated underlying funds, at value (cost $2,578,460,454)	$2,893,823,572
Receivable for investments sold	12,807,727
Receivable for fund shares sold	1,105,762
Receivable from affiliates	7,687

Total assets	2,907,744,748

Liabilities

Due to custodian	376,558
Payable for investments purchased	107,600
Payable for fund shares repurchased	12,461,037
Payable to affiliates
Fund administration fees	76,546
Transfer agent fees	95,568
Trustees’ fees	8,823
Investment management fees	228
Other payables and accrued expenses	267,228

Total liabilities	13,393,588

Net assets

Capital paid-in	2,566,231,412
Accumulated net realized gain on investments	12,494,002
Net unrealized appreciation on investments in affiliated underlying funds	315,363,118
Accumulated net investment income	262,628

Net assets	$2,894,351,160

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value.
Class A ($55,913,835 ÷ 3,798,767 shares)	$14.72
Class B ($12,517,682 ÷ 850,169 shares)	$14.72
Class C ($38,920,102 ÷ 2,643,046 shares)	$14.73
Class R ($215,285 ÷ 14,560 shares)	$14.79
Class R1 ($109,263 ÷ 7,402 shares)	$14.76
Class R2 ($118,546 ÷ 8,045 shares)	$14.74
Class R3 ($1,584,810 ÷ 107,667 shares)	$14.72
Class R4 ($2,451,413 ÷ 166,644 shares)	$14.71
Class R5 ($554,940 ÷ 37,726 shares)	$14.71
Class 1 ($2,781,965,284 ÷ 189,485,375 shares)	$14.68

Maximum offering price per share

Class A1 ($14.72 ÷ 95%)	$15.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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12

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

	Period	Four months
	endeda	endedb
	8-31-06	12-31-06

Investment income

Income distributions received from affiliated underlying funds	$11,032,304	$19,804,944

Total investment income	11,032,304	19,804,944

Expenses

Investment management fees (Note 3)	793,633	376,281
Distribution and service fees (Note 3)	1,087,115	626,891
Transfer agent fees (Note 3)	52,221	60,035
Blue sky fees (Note 3)	99,466	47,118
Printing and postage fees (Note 3)	51,472	21,193
Fund administration fees (Note 3)	166,487	63,275
Audit and legal fees	85,026	31,906
Custodian fees	10,944	4,020
Trustees’ fees (Note 3)	21,991	8,357
Registration and filing fees	70,700	26,870
Miscellaneous	17,551	4,756

Total expenses	2,456,606	1,270,702
Less expense reductions (Note 3)	(122,636)	(39,656)

Net expenses	2,333,970	1,231,046

Net investment income	8,698,334	18,573,898

Realized and unrealized gain

Net realized and unrealized gain on
Investments	54,792,008	11,467,280
Capital gain distributions received from affiliated underlying funds	6,427,198	62,425,606
Change in net unrealized appreciation of investments in affiliated
underlying funds	160,575,363	154,787,755

Net realized and unrealized gain	221,794,569	228,680,641

Increase in net assets from operations	$230,492,903	$247,254,539

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

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F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Four months
	endeda	endedb
	8-31-06	12-31-06

Increase (decrease) in net assets

From operations
Net investment income	$8,698,334	$18,573,898
Net realized gain	61,219,206	73,892,886
Change in net unrealized appreciation	160,575,363	154,787,755

Increase in net assets resulting from operations	230,492,903	247,254,539

Distributions to shareholders
From net investment income
Class A	(10,791)	(1,349,781)
Class B	(2,807)	(222,059)
Class C	(4,862)	(690,657)
Class R	—	(4,634)
Class R1	—	(2,600)
Class R2	—	(3,084)
Class R3	(460)	(37,785)
Class R4	(513)	(64,000)
Class R5	(565)	(15,755)
Class1	(10,836,557)	(81,795,612)
From net realized gain
Class A	—	(1,051,325)
Class B	—	(237,454)
Class C	—	(738,375)
Class R	—	(4,062)
Class R1	—	(2,061)
Class R2	—	(2,227)
Class R3	—	(29,914)
Class R4	—	(46,167)
Class R5	—	(10,422)
Class1	—	(52,688,646)
	(10,856,555)	(138,996,620)
From Fund share transactions	2,274,320,405	292,136,488

Net assets

Beginning of period	—	$2,493,956,753
End of period	$2,493,956,753	$2,894,351,160

Accumulated net investment income	$4,475,074	$262,628

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Aggressive Portfolio

14

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.06
Net investment income (loss) [h,v]	(0.07)	0.08
Net realized and unrealized
gain on investments	1.56	1.24
Total from investment operations	1.49	1.32
Less distributions
From net investment income	(0.06)	(0.37)
From net realized gain	—	(0.29)
	(0.06)	(0.66)
Net asset value, end of period	$14.06	$14.72
Total return [k,m] (%)	11.85 [l]	9.40

Ratios and supplemental data

Net assets, end of period
(in millions)	$35	$56
Ratio of net expenses to average
net assets [q,r] (%)	0.65	0.64
Ratio of gross expenses to average
net assets [q,r] (%)	0.84[p]	0.65
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(0.59)	1.69
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.00
Net investment income (loss) [h,v]	(0.15)	0.05
Net realized and unrealized
gain on investments	1.56	1.23
Total from investment operations	1.41	1.28
Less distributions
From net investment income	(0.04)	(0.27)
From net realized gain	—	(0.29)
	(0.04)	(0.56)
Net asset value, end of period	$14.00	$14.72
Total return [k,l,m] (%)	11.22	9.15

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$13
Ratio of net expenses to average
net assets [q,r] (%)	1.34	1.35
Ratio of gross expenses to average
net assets [p,q,r] (%)	2.00	1.54
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(1.23)	1.07
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

16

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.00
Net investment income (loss) [h,v]	(0.15)	0.05
Net realized and unrealized
gain (loss) on investments	1.57	1.24
Total from investment operations	1.42	1.29
Less distributions
From net investment income	(0.05)	(0.27)
From net realized gain	—	(0.29)
	(0.05)	(0.56)
Net asset value, end of period	$14.00	$14.73
Total return [k,l,m] (%)	11.22	9.22

Ratios and supplemental data

Net assets, end of period
(in millions)	$25	$39
Ratio of net expenses to average
net assets [q,r] (%)	1.34	1.35
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.60	1.36
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(1.27)	1.10
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$14.11
Net investment income [h,v]	0.13
Net realized and unrealized
gain on investments	1.17
Total from investment operations	1.30
Less distributions
From net investment income	(0.33)
From net realized gain	(0.29)
(0.62)
Net asset value, end of period	$14.79
Total return [k,l] (%)	9.22[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.95[r]
Ratio of gross expenses to average
net assets [p,q] (%)	10.66[r]
Ratio of net investment income
to average net assets [v] (%)	2.94[r]
Portfolio turnover (%)	5[m]

See notes to financial statements

Lifestyle Aggressive Portfolio

18

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06 [b,c]

Per share operating performance

Net asset value, beginning of period	$14.11
Net investment income [h,v]	0.08
Net realized and unrealized
gain on investments	1.23
Total from investment operations	1.31
Less distributions
From net investment income	(0.37)
From net realized gain	(0.29)
(0.66)
Net asset value, end of period	$14.76
Total return [k,l] (%)	9.25[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.70[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.89[r]
Ratio of net investment income
to average net assets [v] (%)	1.79[r]
Portfolio turnover (%)	5[m]

See notes to financial statements

Lifestyle Aggressive Portfolio

19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$14.11
Net investment income [h,v]	0.09
Net realized and unrealized
gain on investments	1.23
Total from investment operations	1.32
Less distributions
From net investment income	(0.40)
From net realized gain	(0.29)
(0.69)
Net asset value, end of period	$14.74
Total return [k,l] (%)	9.37[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.45[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.24[r]
Ratio of net investment income
to average net assets [v] (%)	2.07[r]
Portfolio turnover (%)	5[m]

See notes to financial statements

Lifestyle Aggressive Portfolio

20

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.06
Net investment income [h,v] (loss)	(0.05)	0.08
Net realized and unrealized
gain on investments	1.54	1.24
Total from investment operations	1.49	1.32
Less distributions
From net investment income	(0.06)	(0.37)
From net realized gain	—	(0.29)
	(0.06)	(0.66)
Net asset value, end of period	$14.06	$14.72
Total return [k,l,m] (%)	11.81	9.36

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets [q,r] (%)	0.69	0.72
Ratio of gross expenses to average
net assets [p,q,r] (%)	8.07	2.21
Ratio of net investment loss
to average net assets [r,v] (%)	(0.47)	1.70
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.07
Net investment income (loss) [h,v]	(0.05)	0.08
Net realized and unrealized
gain on investments	1.55	1.25
Total from investment operations	1.50	1.33
Less distributions
From net investment income	(0.06)	(0.40)
From net realized gain	—	(0.29)
	(0.06)	(0.69)
Net asset value, end of period	$14.07	$14.71
Total return [k,l,m] (%)	11.94	9.46

Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2
Ratio of net expenses to average
net assets [q,r] (%)	0.49	0.53
Ratio of gross expenses to average
net assets [p,q,r] (%)	4.08	1.38
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(0.38)	1.71
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

22

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.63	$14.09
Net investment income [h,v]	0.01	0.09
Net realized and unrealized
gain on investments	1.52	1.26
Total from investment operations	1.53	1.35
Less distributions
From net investment income	(0.07)	(0.44)
From net realized gain	—	(0.29)
	(0.07)	(0.73)
Net asset value, end of period	$14.09	$14.71
Total return [k,l,m] (%)	12.16	9.57

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]	$1
Ratio of net expenses to average
net assets [q,r] (%)	0.20	0.23
Ratio of gross expenses to average
net assets [p,q,r] (%)	8.26	4.07
Ratio of net investment income
to average net assets [r,v] (%)	0.05	1.90
Portfolio turnover [m] (%)	23	5

See notes to financial statements

Lifestyle Aggressive Portfolio

23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a]	12-31-06 [b]

Per share operating performance

Net asset value, beginning of period	$12.60	$14.07
Net investment income [h,v]	0.06	0.10
Net realized and unrealized
gain on investments	1.48	1.25
Total from investment operations	1.54	1.35
Less distributions
From net investment income	(0.07)	(0.45)
From net realized gain	—	(0.29)
	(0.07)	(0.74)
Net asset value, end of period	$14.07	$14.68
Total return [k,m] (%)	12.27	9.59

Ratios and supplemental data

Net assets, end of period
(in millions)	$2,422	$2,782
Ratio of net expenses to average
net assets [q,r] (%)	0.11	0.11
Ratio of net investment income
to average net assets [r,v] (%)	0.48	2.09
Portfolio turnover [m] (%)	23	5

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, and Class 1 shares began operation on 10-15-05.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See notes to financial statements

Lifestyle Aggressive Portfolio

24

Notes to financial statements

1. Organization

The John Hancock Lifestyle Aggressive Portfolio (the “Portfolio”) is a non-diversified series of John Hancock Funds II (the “Trust”). The Trust was established as a Massachusetts business trust on June 28, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds III and in other permitted investments. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities & Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Portfolio commenced operations after certain separate accounts of John Hancock USA redeemed their interests in portfolios of John Hancock Trust and certain unaffiliated mutual funds of approximately $350 million at the close of business on October 14, 2005, with additional redemption proceeds of approximately $1.5 billion received on October 28, 2005, and invested such proceeds in Class 1 shares of the Portfolio, which in turn invested the proceeds in affiliated underlying funds of the Trust.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

Class A, B and C shares are open to all retail investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans.

The shares of each class represent an interest in the same portfolio of investments of the Portfolio and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the Portfolio from August 31 to December 31. Accordingly, the Portfolio’s financial statements and related notes include information as of the four-month period ended December 31, 2006 and the period ended August 31, 2006.

Lifestyle Aggressive Portfolio

25

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Investments in the affiliated underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related
investment income

Investment security transactions in the affiliated underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and capital gain distributions from the affiliated underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio seeks to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Portfolio’s financial statements. The Portfolio will implement this pronouncement no later than June 29, 2007.

Lifestyle Aggressive Portfolio

26

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Fund, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

During the period ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $10,856,555. During the four-month period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $138,977,239 and long-term capital gains $19,381. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. As of December 31, 2006, the components of distributable earnings on a tax basis included $1,664,482 of undistributed ordinary income and $11,766,656 of undistributed long-term gain.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to its pro rata portion of the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio’s expenses for Class A, Class B, Class C, Class R3, Class R, Class R1, Class R2, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until December 31, 2007, and may thereafter be terminated by the Adviser at any time. Accordingly, the expense reductions related to this expense limitation amounted to $24,863, $22,518, $21,975, $17,405, $17,026 and $17,584 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively, for the period ended August 31, 2006. The expense reductions related to this expense limitation amounted to $358, $6,598, $1,645, $3,641, $3,648, $3,647, $6,269, $5,947 and $6,579 for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, for the four-month period ended December 31, 2006.

Lifestyle Aggressive Portfolio

27

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolio has also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Fund pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. During the four-month period ended December 31, 2006, the Portfolio was informed that the Distributer received net up-front sales charges of $474,296 with regard to sales of Class A shares. Of this amount, $73,196 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $398,348 was paid as sales commissions to unrelated broker-dealers and $2,752 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the four-month period ended December 31, 2006, the Portfolio was informed that CDSCs received by the Distributor amounted to $16,594 for Class B shares and $5,229 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31,

Lifestyle Aggressive Portfolio

28

2007. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $304, $638 and $323 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended August 31, 2006. The transfer agent fees reductions amounted to $54, $42, $44, $482, $435 and $267 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, during the four-month period ended December 31, 2006. Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the period ended August 31, 2006 and the four-month period ended December 31, 2006, were as follows:

Period ended 8-31-06
	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$39,384	$26,457	$17,638	$19,040
Class B	34,257	6,917	16,149	9,452
Class C	84,676	17,156	17,423	12,174
Class R3	1,226	397	15,925	1,698
Class R4	1,455	877	15,925	1,550
Class R5	7	417	16,406	1,379
Class 1	926,110	—	—	6,179
Total	$1,087,115	$52,221	$99,466	$51,472

Four months ended 12-31-06
	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$45,311	$29,719	$6,680	$7,271
Class B	34,648	6,930	6,116	3,600
Class C	106,611	21,322	6,598	4,642
Class R	282	73	3,150	525
Class R1	150	57	3,150	525
Class R2	78	60	3,150	525
Class R3	2,393	709	6,030	647
Class R4	2,457	809	6,030	591
Class R5	48	356	6,214	526
Class 1	434,913	—	—	2,341
Total	$626,891	$60,035	$47,118	$21,193

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each portfolio’s average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Lifestyle Aggressive Portfolio

29

5. Capital shares

Share activities for the Portfolio during the last two periods were as follows:

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class A share

Sold	2,656,426	$37,105,900	1,287,313	$18,914,525
Distributions reinvested	739	9,867	158,685	2,343,780
Repurchased	(164,725)	(2,284,281)	(139,671)	(2,069,549)
Net increase	2,492,440	$34,831,486	1,306,327	$19,188,756

Class B shares

Sold	641,314	$8,963,149	270,496	$3,963,999
Distributions reinvested	161	2,152	29,687	438,480
Repurchased	(37,802)	(520,561)	(53,687)	(788,566)
Net increase	603,673	$8,444,740	246,496	$3,613,913

Class C shares

Sold	1,853,043	$25,877,041	811,127	$11,860,736
Distributions reinvested	283	3,786	91,893	1,357,255
Repurchased	(49,020)	(685,074)	(64,280)	(948,858)
Net increase	1,804,306	$25,195,753	838,740	$12,269,133

Class R shares [c]

Sold	—	—	13,974	$204,356
Distributions reinvested	—	—	586	8,697
Repurchased	—	—	—	(3)
Net increase	—	—	14,560	$213,050

Class R1 shares [c]

Sold	—	—	7,087	$100,001
Distributions reinvested	—	—	315	4,660
Repurchased	—	—	—	(1)
Net increase	—	—	7,402	$104,660

Class R2 shares [c]

Sold	—	—	7,686	$108,946
Distributions reinvested	—	—	359	5,311
Repurchased	—	—	—	(1)
Net increase	—	—	8,045	$114,256

Class R3 shares

Sold	78,517	$1,063,860	42,310	$622,204
Distributions reinvested	—	—	4,583	67,700
Repurchased	(1,184)	(16,116)	(16,559)	(245,807)
Net increase	77,333	$1,047,744	30,334	$444,097

Class R4 shares

Sold	125,577	$1,762,808	64,580	$934,909
Distributions reinvested	—	—	7,464	110,167
Repurchased	(13,355)	(183,449)	(17,622)	(264,501)
Net increase	112,222	$1,579,359	54,422	$780,575

Lifestyle Aggressive Portfolio

30

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class R5 shares

Sold	38,324	$533,868	10,619	$159,884
Distributions reinvested	—	—	1,774	26,177
Repurchased	(5,050)	(73,349)	(7,941)	(122,198)
Net increase	33,274	$460,519	4,452	$63,863

Class 1 shares

Sold	173,760,521	$2,225,676,778	9,665,230	$141,965,510
Distributions reinvested	812,945	10,836,557	9,129,956	134,484,258
Repurchased	(2,435,942)	(33,752,531)	(1,447,335)	(21,105,583)
Net increase	172,137,524	$2,202,760,804	17,347,851	$255,344,185

Net increase	177,260,772	$2,274,320,405	19,858,629	$292,136,488

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 share began operations on 10-18-05 and Class 1 shares began operation on 10-15-05.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

6. Investment transactions

Purchases and sales of the affiliated underlying funds during the four-month period ended December 31, 2006, aggregated $356,840,025 and $122,597,235, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $2,579,134,962. Gross unrealized appreciation and depreciation of investments aggregated $317,028,858 and $2,340,248, respectively, resulting in net unrealized appreciation of $314,688,610.

7. Investment in affiliated
underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control.

A summary of the Portfolio’s transactions in the securities of affiliated issuers in which the Portfolio’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the four-month period ended December 31, 2006, is set forth below.

Lifestyle Aggressive Portfolio

31

	Beginning
Affiliate —	Shares	Shares	Shares	Ending Share		Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

All Cap Growth	3,022,333	250,328	1,825	3,270,836	$32,070	$57,926,504
All Cap Value	3,136,053	442,838	1,685	3,577,206	27,937	57,664,564
Blue Chip Growth	6,985,892	549,634	31,881	7,503,645	592,237	144,895,377
Capital Appreciation	10,532,521	948,139	167,806	11,312,854	1,646,640	115,956,752
Core Equity	5,286,718	147,502	16,791	5,417,429	249,648	86,787,212
Emerging Growth	2,789,800	764,183	55,579	3,498,404	1,046,366	58,073,499
Equity-Income	2,736,026	342,715	1,614	3,077,127	31,646	57,788,436
Fundamental Value	6,280,209	524,866	5,036	6,800,039	86,307	115,600,671
International Core*	5,057,125	544,062	168,132	5,433,055	6,991,707	231,719,790
International
Equity Index	6,555,210	657,073	143,753	7,068,530	2,939,707	144,904,862
International
Opportunities	6,182,381	459,253	187,095	6,454,539	3,358,236	115,988,074
International
Small Cap	3,557,189	747,983	132,810	4,172,362	2,897,275	87,035,481
International
Small Company	7,989,553	599,035	315,802	8,272,786	3,260,805	87,029,713
International Value	9,755,233	1,255,681	160,994	10,849,920	3,057,391	202,785,006
Large Cap	3,379,099	325,452	2,229	3,702,322	35,423	57,793,242
Large Cap Value	1,069,803	79,849	585	1,149,067	14,542	28,761,149
Mid Cap Core	4,327,223	150,976	4,478,199	—	83,113,684	—
Mid Cap Index	1,361,218	4,501,059	2,461	5,859,816	48,829	115,203,989
Mid Cap Stock	3,170,730	279,213	2,223	3,447,720	38,373	57,714,828
Mid Cap Value Equity	2,578,332	193,586	1,305	2,770,613	13,505	28,758,959
Mid Cap Value	2,635,211	245,319	1,453	2,879,077	29,826	57,725,490
Natural Resources	3,492,935	887,425	319,400	4,060,960	11,763,376	144,895,069
Quantitative Mid Cap	3,479,128	304,939	1,964	3,782,103	29,992	57,639,253
Quantitative Value	4,497,753	534,320	13,960	5,018,113	244,263	87,014,073
Small Cap	5,402,799	214,380	11,347	5,605,832	165,841	86,441,931
Small Cap Index	3,174,474	256,239	1,942	3,428,771	33,219	57,809,078
Small Company	3,224,770	214,384	2,037	3,437,117	33,670	57,743,563
Small Company Value	3,199,392	254,723	1,751	3,452,364	44,086	86,861,470
Special Value	2,441,971	222,458	1,476	2,662,953	31,963	57,839,340
U.S. Global
Leaders Growth	1,958,976	175,900	1,318	2,133,558	17,877	28,781,700
U.S. Multi Sector	19,130,584	2,010,593	57,476	21,083,701	629,759	231,709,869
Value & Restructuring	2,239,676	163,420	1,226	2,401,870	14,758	28,894,501
Vista	4,636,102	383,620	4,167	5,015,555	48,125	58,080,127

*Represents the Portfolio’s investment in John Hancock Funds III International Core Fund.

8. Reclassification of accounts

During the four-month period ended December 31, 2006, the Portfolio reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $61,399,623 and an increase in accumulated net investment income of $61,399,623. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for overdistribution. The calculation of net investment income per share in the Portfolio’s Financial Highlights excludes these adjustments.

Lifestyle Aggressive Portfolio

32

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Lifestyle Aggressive Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Lifestyle Aggressive Portfolio (the “Portfolio”) at December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 1, 2007

33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2006.

The Portfolio has designated distributions to shareholders of $19,381 as long-term capital gain dividend.

With respect to the ordinary dividends paid by the Portfolio for the fiscal period ended December 31, 2006, 9.69% of the dividends qualify for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007.

This will reflect the total of all distributions that are taxable for calendar year 2006.

34

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock
Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209

Director, Island Commuter Corp. (marine transport). Trustee of John
Hancock Trust (since 1988).

Peter S. Burgess, Born: 1942	2005	209

Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook, Born: 1937	2005	209

Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan, Born: 1945	2005	209

Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust (since 2005).

James M. Oates, Born: 1946	2005	209

Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997). Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual
Funds (since 1988). Trustee of John Hancock Trust (since 2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

35

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259

Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial
Group, LLC (holding company) and John Hancock Funds, LLC; President,
John Hancock Annuities; Executive Vice President, John Hancock Life
Insurance Company (since June 2004); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein,[2] Born: 1956		2005

President
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler,[2] Born: 1955		2006

Secretary
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr.,[2] Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

36

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and other	of Portfolio
directorships during past 5 years	since

Gordon M. Shone,[2] Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen,[2] Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

2Affiliated with the investment adviser.

3 Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

37

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, Inc.	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Aggressive Portfolio.

9600A 12/06
           2/07

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Balanced Portfolio

Annual Report
12.31.06

Your portfolio at a
glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Portfolio’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 2 7

Trustees and officers
page 3 7

For more information
page 4 0

CEO corner

To Our Shareholders,

The financial markets surprised many investors in 2006 by beating their expectations. At the beginning of the year, fears abounded about rising inflation – with sky high energy prices – stronger than expected economic growth, a decline in the housing boom and more interest rate hikes from the Federal Reserve. But by June, the economic data suggested the desired “soft landing” for the economy, energy prices stabilized, corporate earnings remained strong and the Fed stopped raising rates. With that, the market took off, producing double-digit returns instead of the single-digit ones originally thought to be the best the market would do. The ascent was widespread and the broad Standard & Poor’s 500 Index returned 15.79% .

The bond market also turned in a solid result, registering its seventh consecutive year of positive performance. Continuing the trend of the last several years, the best performances came from the high yield sector. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. The broad Lehman Brothers Aggregate Bond Index returned 4.33% for the year, while the Merrill Lynch High Yield Master II Index returned 11.74% .

After such a year, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year (since 1945, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks a balance between a high level of current income and growth of capital, with greater emphasis on growth of capital. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 40% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 60% of its assets in affiliated underlying funds that invest primarily in equity securities.

Over the last twelve months

► Stocks representing all market-capitalization ranges and investment styles benefited from a generally positive environment for equities.

► Bonds fell during the first half of 2006 but later bounced back, as the economy slowed and the Fed kept interest rates steady beginning in August.

► The Portfolio’s exposure to international equity funds was particularly helpful to performance, while several of our domestic large-cap equity funds detracted.

Asset allocation

Equity	% of Total	Fixed Income	% of Total

U.S. Large Cap	36.2	High Yield Bond	13.0

International Large Cap	10.0	Intermediate Term Bond	9.0

Real Estate	4.9	Multi-Sector Bond	9.0

Natural Resources	4.0	Treasury Inflation Protected Securities	5.0

U.S. Small Cap	2.9	Global Bond	3.0

International Small Cap	2.0

U.S. Mid Cap	1.0

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Lifestyle Balanced Portfolio

Recently, the Portfolio’s fiscal year-end changed from August to
December. What follows is a commentary for the 12 months ended
December 31, 2006.

Stocks of all types gained ground against a mostly favorable market backdrop in 2006. Corporate earnings remained strong throughout the year, while consumer spending also held up surprisingly well. Concerns about rising inflation led to a significant stock market correction in May and June. However, better-than-anticipated inflation reports during the year’s second half — thanks in large part to declining energy prices — finally enabled the Federal Reserve Board, in a long-awaited move, to refrain from raising short-term interest rates for the first time in more than two years. Against this backdrop, the U.S. stock market rose steadily following its summertime decline.

Overall, the S&P 500 Index gained 15.79% during the 12 months ending December 31, 2006. International equities did particularly well, with the MSCI EAFE returning an impressive 26.87% . In addition to benefiting from many of the same fundamental trends helping U.S. companies, international stocks were further helped by strength in the euro and British pound relative to the U.S. dollar.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE . . . AND WHAT’S BEHIND THE NUMBERS

International	▲	Benefited from strong stock selection, an underweighting in Japan
Value (Franklin		and currency gains for U.S. investors in European stocks.
Templeton)
High Yield	▲	Generally favorable environment for high yield bonds.
(Western Asset
Management)
U.S. Multi Sector	▼	Weak individual stock picks — especially in health care and
(GMO)		banks — hurt this fund’s results.

2

From the MFC Global Investment Management (U.S.A.), LLC’s
Portfolio Management Team

Also gaining ground were natural resources stocks, which benefited from rising commodity prices for much of the period and excellent supply/demand fundamentals. Real estate securities were helped by their continued strong fundamentals, investors’ demand for yield and an apparent increase in speculative investment.

“Stocks of all types gained ground
  against a mostly favorable market
  backdrop in 2006.”

The environment for bonds shifted markedly during the year. The first half of 2006 was a challenging period for bonds — economic growth was stronger than expected, inflation spiked higher in the spring and the Fed raised short-term interest rates at each of its meetings. In this environment, bonds declined in value as interest rates rose sharply. Over the last six months, however, bonds staged a healthy rebound thanks to slowing economic growth and moderating inflation. The weaker economic environment led to the Fed’s long-awaited interest rate pause.

As a whole, fixed-income securities — which make up approximately 40% of the Portfolio’s assets — posted positive returns in 2006, overcoming a modest rise in interest rates. The Lehman Brothers Aggregate Bond Index, a broad measure of bond market performance, posted its seventh consecutive calendar year of positive results, gaining 4.33% .

Performance results

During the 12 months ending December 31, 2006, John Hancock Lifestyle Balanced Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares produced total returns of 12.16%, 11.30%, 11.38%, 12.10%, 12.37%, 12.65% and 12.70%, respectively, at net asset value. Class R, Class R1 and Class R2 shares returned 6.79%, 6.84% and 6.90%

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3

at net asset value since beginning operations on September 18, 2006. Class 5 shares returned 9.82% at net asset value since beginning operations on July 3, 2006. In comparison, the Portfolio’s benchmark, the 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond combined index, returned 11.12% and Morningstar’s average moderate allocation fund returned 11.26% for the 12-month period.1 Keep in mind that your net asset value return will be different from the Portfolio’s performance if you were not invested in the Portfolio for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Broad performance gains

During the period, our allocation to international equities was a significant positive. International Value (Franklin Templeton) — the Portfolio’s best performer overall — and International Core (GMO) were two standouts among our large-cap international holdings. International small-cap stocks also enjoyed particularly good results, and the Portfolio benefited from positions in International Small Cap (Templeton) and International Small Company (Dimensional Fund Advisors).

Other strong performers during the year were U.S. large-cap value funds. In particular, Quantitative Value (MFC Global) turned in solid relative performance, thanks in large part to favorable market conditions for large-cap value stocks.

Another notable positive was our position in Natural Resources (Wellington). It is important to remember that while natural resource equities can be relatively volatile performers on a stand-alone basis, they can be excellent complements to other asset classes within the context of a fully diversified portfolio. This is exactly what happened in 2006.

Further adding to performance was our exposure to the real estate securities market. In fact, the fourth quarter marked the continuation of a long period of significant outperformance for U.S. Real Estate Investment Trusts (REITs) relative to historical averages. While we remain convinced of the diversification benefits offered by real estate securities, the asset class has become more volatile and increasingly risky in recent years as non-traditional investors have entered the market. These factors led us to freeze new investments in U.S. REITs in the fourth quarter.

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4

Performance was adversely impacted by a select number of our domestic large-cap equity funds, including U.S. Multi Sector (GMO) and U.S. Global Leaders Growth (Sustainable Growth Advisers). Within fixed  income, our allocation to Real Return Bond (PIMCO) detracted from performance, as Treasury Inflation-Protected Securities (TIPS) underperformed traditional high-quality fixed-income instruments. On the other hand, the Portfolio’s fixed-income performance was helped by exposure to several high-yield bond funds. These holdings benefited from low corporate default rates and investors’ continued penchant for risk-oriented securities during the year. Overall, fixed-income securities made up approximately 40% of the Portfolio’s assets.

“Other strong performers during
  the year were U.S. large-cap
  value funds.”

Outlook

Global financial markets, and especially certain higher-risk asset classes — such as high yield bonds and smaller-cap stocks — have benefited from ample global liquidity. Should that liquidity dry up, we could see a significant market correction, with higher-risk assets beginning to lag their higher-quality equity and fixed-income counterparts. The Portfolio is exposed to both types of securities, and we believe our emphasis on diversification should position us well if market conditions shift over the coming months.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

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5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	dates	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

1[a]	10-15-05	12.70%	—	—	14.26%	12.70%	—	—	17.57%

5[a]	7-3-06	—	—	—	—	—	—	—	9.82

A	10-18-05	6.54	—	—	9.18	6.54	—	—	11.16

B	10-18-05	6.30	—	—	9.87	6.30	—	—	12.02

C	10-18-05	10.38	—	—	13.19	10.38	—	—	16.10

Ra	9-18-06	—	—	—	—	—	—	—	6.79

R1[a]	9-18-06	—	—	—	—	—	—	—	6.84

R2[a]	9-18-06	—	—	—	—	—	—	—	6.90

R3[a]	10-18-05	12.10	—	—	13.74	12.10	—	—	16.79

R4[a]	10-18-05	12.37	—	—	14.02	12.37	—	—	17.14

R5[a]	10-18-05	12.65	—	—	14.30	12.65	—	—	17.49

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Period		With maximum
Class	beginning	Without sales charge	sales charge	Index

1[1,3]	10-15-05	$11,757	$11,757	$11,279

5[1,3]	7-3-06	10,982	10,982	10,964

B1	10-18-05	11,602	11,202	11,430

C1,2	10-18-05	11,610	11,610	11,430

R1,3	9-18-06	10,679	10,679	10,450

R1[1,3]	9-18-06	10,684	10,684	10,450

R2[1,3]	9-18-06	10,690	10,690	10,450

R3[1,3]	10-18-05	11,679	11,679	11,430

R4[1,3]	10-18-05	11,714	11,714	11,430

R5[1,3]	10-18-05	11,749	11,749	11,430

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index figures as of closest month end to inception date.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪  Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your portfolio’s actual ongoing operating expenses, and is based on your portfolio’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,094.70	$2.80

Class B	1,000.00	1,091.00	7.06

Class C	1,000.00	1,091.00	6.54

Class R [b]	1,000.00	1,067.10	2.80

Class R1 [b]	1,000.00	1,068.40	2.06

Class R2 [b]	1,000.00	1,069.00	1.33

Class R3	1,000.00	1,094.10	3.75

Class R4	1,000.00	1,095.20	2.53

Class R5	1,000.00	1,097.20	0.95

Class 1	1,000.00	1,096.80	0.53

Class 5 [c]	1,000.00	1,098.20	0.26

Lifestyle Balanced Portfolio

8

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,022.53	$2.70

Class B	1,000.00	1,018.45	6.82

Class C	1,000.00	1,018.95	6.31

Class Rb	1,000.00	1,011.54	2.72

Class R1[b]	1,000.00	1,012.25	2.01

Class R2[b]	1,000.00	1,012.96	1.29

Class R3	1,000.00	1,021.63	3.62

Class R4	1,000.00	1,022.79	2.45

Class R5	1,000.00	1,024.30	0.92

Class 1	1,000.00	1,024.70	0.51

Class 5[c]	1,000.00	1,024.55	0.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.55%, 1.34%, 1.25%, 0.95%, 0.70%, 0.45%, 0.72%, 0.52%, 0.20%, 0.11% and 0.06% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period (inception date for Class R, Class R1 and Class R2) /365 or 366 (to reflect the one-half year period).

b Class R, R1 and R2 shares began operation on 9-18-06.

c Class 5 shares began operation on 7-3-06.

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9

Portfolio’s investments

F I N A N C I A L   S T A T E M E N T S

Securities owned by the Portfolio on 12-31-06

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.98%		$7,915,121,398
(Cost $7,332,045,503)

John Hancock Funds II 95.97%

Active Bond Fund Class NAV	16,605,822	$157,589,253

All Cap Core Fund Class NAV	14,868,844	158,501,877

Blue Chip Growth Fund Class NAV	32,948,123	636,228,258

Core Bond Fund Class NAV	12,647,626	157,462,939

Core Equity Fund Class NAV	14,852,940	237,944,105

Equity-Income Fund Class NAV	12,697,050	238,450,607

Fundamental Value Fund Class NAV	14,020,910	238,355,477

Global Bond Fund Class NAV	16,420,225	237,272,244

Global Real Estate Fund Class NAV	20,306,129	238,597,012

High Income Fund Class NAV	14,537,749	157,879,959

High Yield Fund Class NAV	70,011,150	713,413,616

International Opportunities Fund Class NAV	8,870,406	159,401,187

International Small Cap Fund Class NAV	7,640,715	159,385,307

International Value Fund Class NAV	16,997,036	317,674,607

Large Cap Fund Class NAV	5,076,459	79,243,522

Large Cap Value Fund Class NAV	9,537,510	238,723,865

Mid Cap Stock Fund Class NAV	4,706,912	78,793,704

Natural Resources Fund Class NAV	8,902,585	317,644,230

Quantitative Value Fund Class NAV	9,216,897	159,820,996

Real Estate Equity Fund Class NAV	12,408,223	146,417,035

Real Return Bond Fund Class NAV	30,614,083	396,146,237

Small Cap Fund Class NAV	5,093,666	78,544,333

Small Cap Opportunities Fund Class NAV	3,133,126	75,508,338

Small Company Value Fund Class NAV	3,136,953	78,925,727

Spectrum Income Fund Class NAV	37,945,236	395,768,813

Strategic Bond Fund Class NAV	13,242,802	157,589,338

Strategic Income Fund Class NAV	15,822,235	157,589,462

Total Return Fund Class NAV	29,064,377	395,856,811

See notes to financial statements

Lifestyle Balanced Portfolio

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
John Hancock Funds II — continued

U.S. Global Leaders Growth Fund Class NAV	17,596,078	$237,371,092

U.S. High Yield Bond Fund Class NAV	11,969,638	157,879,522

U.S. Multi Sector Fund Class NAV	43,487,197	477,924,300

Value & Restructuring Fund Class NAV	13,264,569	159,572,764

John Hancock Funds III 4.01%

International Core Fund Class NAV	7,447,711	317,644,861

Total investments 99.98%		$7,915,121,398

Other assets in excess of liabilities 0.02%		$1,442,473

Total net assets 100.00%		$7,916,563,871

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

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11

Financial statements

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (cost $7,332,045,503)	$7,915,121,398
Receivable for investments sold	24,734,333
Receivable for fund shares sold	3,103,800
Receivable from affiliates	25,172
Other assets	389

Total assets	7,942,985,092

Liabilities

Due to custodian	2,973,704
Payable for investments purchased	466,663
Payable for fund shares repurchased	22,001,821
Payable to affiliates
Fund administration fees	196,131
Transfer agent fees	176,798
Trustees’ fees	24,983
Investment management fees	3,953
Other payables and accrued expenses	577,168

Total liabilities	26,421,221

Net assets

Capital paid-in	7,334,428,600
Accumulated net realized loss on investments	(940,624)
Net unrealized appreciation on investments in affiliated underlying funds	583,075,895

Net assets	$7,916,563,871

Net asset value per share

Based on net asset values and shares outstanding
— The Portfolio has an unlimited number of shares authorized with no par value
Class A ($124,561,602 ÷ 8,666,286 shares)	$14.37
Class B ($31,669,159 ÷ 2,204,007 shares)	$14.37
Class C ($128,038,028 ÷ 8,900,180 shares)	$14.39
Class R ($324,431 ÷ 22,553 shares)	$14.39
Class R1 ($106,817 ÷ 7,430 shares)	$14.38
Class R2 ($108,973 ÷ 7,584 shares)	$14.37
Class R3 ($4,669,502 ÷ 325,219 shares)	$14.36
Class R4 ($9,677,759 ÷ 674,068 shares)	$14.36
Class R5 ($1,692,217 ÷ 117,864 shares)	$14.36
Class 1 ($7,608,841,286 ÷ 531,644,262 shares)	$14.31
Class 5 ($6,874,097 ÷ 480,172 shares)	$14.32

Maximum offering price per share

Class A1 ($14.37 ÷ 95%)	$15.13

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

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12

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 12-31-06

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

	Period	Four months
	ended a	endedb
	8-31-06	12-31-06

Investment income

Income distributions received from affiliated underlying funds	$100,574,302	$123,117,215
Total investment income	100,574,302	123,117,215

Expenses

Investment management fees (Note 3)	2,203,879	1,036,439
Distribution and service fees (Note 3)	3,010,082	1,749,052
Transfer agent fees (Note 3)	96,586	109,968
Blue sky fees (Note 3)	108,068	50,378
Printing and postage fees (Note 3)	114,386	45,238
Fund administration fees (Note 3)	452,525	171,988
Audit and legal fees	175,565	66,317
Custodian fees	12,619	4,030
Trustees’ fees (Note 3)	62,341	23,692
Registration and filing fees	197,349	75,004
Miscellaneous	49,624	13,218
Total expenses	6,483,024	3,345,324
Less expense reductions (Note 3)	(153,974)	(36,282)
Net expenses	6,329,050	3,309,042
Net investment income	94,245,252	119,808,173

Realized and unrealized gain

Net realized gain on investments	117,969,301	23,738,084
Capital gain distributions received from affiliated underlying funds	9,368,289	98,440,836
Change in net unrealized appreciation of investments in
affiliated underlying funds	296,209,041	286,866,854
Net realized and unrealized gain	423,546,631	409,045,774
Increase in net assets from operations	$517,791,883	$528,853,947

a Period from 10-15-05 (commencement of operations) to 8-31-06.
b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

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13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Four months
	endeda	endedb
	8-31-06	12-31-06

Increase (decrease) in net assets

From operations
Net investment income	$94,245,252	$119,808,173
Net realized gain	127,337,590	122,178,920
Change in net unrealized appreciation	296,209,041	286,866,854

Increase in net assets resulting from operations	517,791,883	528,853,947

Distributions to shareholders
From net investment income
Class A	(428,612)	(3,396,000)
Class B	(57,145)	(813,690)
Class C	(203,872)	(3,269,920)
Class R	—	(8,355)
Class R1	—	(2,951)
Class R2	—	(3,072)
Class R3	(15,304)	(128,147)
Class R4	(26,987)	(270,764)
Class R5	(15,130)	(48,482)
Class 1	(95,206,787)	(222,183,075)
Class 5	(347)	(171,997)
From net realized gain
Class A	(1,728)	(2,150,530)
Class B	(612)	(549,053)
Class C	(1,299)	(2,203,348)
Class R	—	(5,608)
Class R1	—	(1,847)
Class R2	—	(1,881)
Class R3	(26)	(81,916)
Class R4	(26)	(167,165)
Class R5	(123)	(29,224)
Class 1	(1,411,319)	(132,141,718)
Class 5	—	(109,135)

See notes to financial statements

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14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets (continued)

	Period	Four months
	endeda	endedb
	8-31-06	12-31-06

Distributions to shareholders (continued)
From capital paid-in
Class A	—	$(2,851,033)
Class B	—	(686,450)
Class C	—	(2,758,233)
Class R	—	(7,041)
Class R1	—	(2,477)
Class R2	—	(2,573)
Class R3	—	(107,653)
Class R4	—	(226,932)
Class R5	—	(40,566)
Class 1	—	(185,752,773)
Class 5	—	(144,280)
	(97,369,317)	(560,317,889)
From Fund share transactions	6,508,728,420	1,018,876,827

Net assets

Beginning of period	—	6,929,150,986
End of period	$6,929,150,986	$7,916,563,871
Accumulated net investment income	$8,258,447	—

a Period from 10-15-05 (commencement of operations) to 8-31-06.
b Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Balanced Portfolio

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.38
Net investment income [h,v]	0.19	0.24
Net realized and unrealized
gain on investments	1.01	0.81

Total from investment operations	1.20	1.05

Less distributions
From net investment income	(0.17)	(0.43)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.36)
	(0.17)	(1.06)
Net asset value, end of period	$14.38	$14.37
Total return [k,m] (%)	9.08[l]	7.25

Ratios and supplemental data

Net assets, end of period
(in millions)	$81	$125
Ratio of net expenses to average
net assets [q,r] (%)	0.58	0.55
Ratio of gross expenses to average
net assets [q,r] (%)	0.70[p]	0.55
Ratio of net investment income
to average net assets [r,v] (%)	1.60	4.77
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.37
Net investment income [h,v]	0.10	0.20
Net realized and unrealized
gain on investments	1.02	0.81

Total from investment operations	1.12	1.01

Less distributions
From net investment income	(0.10)	(0.40)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.34)
	(0.10)	(1.01)
Net asset value, end of period	$14.37	$14.37
Total return [k,l,m] (%)	8.47	6.96

Ratios and supplemental data

Net assets, end of period
(in millions)	$20	$32
Ratio of net expenses to average
net assets [q,r] (%)	1.34	1.34
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.73	1.41
Ratio of net investment income
to average net assets [r,v] (%)	0.84	4.00
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.38
Net investment income [h,v]	0.12	0.20
Net realized and unrealized
gain on investments	1.01	0.82

Total from investment operations	1.13	1.02

Less distributions
From net investment income	(0.10)	(0.40)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.34)
	(0.10)	(1.01)
Net asset value, end of period	$14.38	$14.39
Total return [k,m] (%)	8.55[l]	7.03

Ratios and supplemental data

Net assets, end of period
(in millions)	$79	$128
Ratio of net expenses to average
net assets [q,r] (%)	1.29	1.25
Ratio of gross expenses to average
net assets[q,r] (%)	1.41[p]	1.25
Ratio of net investment income
to average net assets [r,v] (%)	0.97	4.10
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$14.44
Net investment income [h,v]	0.32
Net realized and unrealized
gain on investments	0.66

Total from investment operations	0.98

Less distributions
From net investment income	(0.41)
From net realized gain	(0.27)
From capital paid-in	(0.35)
(1.03)
Net asset value, end of period	$14.39
Total return [k,l,m] (%)	6.79

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q,r] (%)	0.95
Ratio of gross expenses to average
net assets [p,q,r] (%)	8.41
Ratio of net investment income
to average net assets [r,v] (%)	7.37
Portfolio turnover [m] (%)	3

See notes to financial statements

Lifestyle Balanced Portfolio

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$14.44
Net investment income [h,v]	0.21
Net realized and unrealized
gain on investments	0.78

Total from investment operations	0.99

Less distributions
From net investment income	(0.42)
From net realized gain	(0.27)
From capital paid-in	(0.36)
(1.05)
Net asset value, end of period	$14.38
Total return [k,l,m] (%)	6.84

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q,r] (%)	0.70
Ratio of gross expenses to average
net assets [p,q,r] (%)	13.06
Ratio of net investment income
to average net assets [v,r] (%)	4.96
Portfolio turnover [m] (%)	3

See notes to financial statements

Lifestyle Balanced Portfolio

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$14.44
Net investment income [h,v]	0.22
Net realized and unrealized
gain on investments	0.77

Total from investment operations	0.99

Less distributions
From net investment income	(0.43)
From net realized gain	(0.27)
From capital paid-in	(0.36)
(1.06)
Net asset value, end of period	$14.37
Total return [k,l,m] (%)	6.90

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q,r] (%)	0.45
Ratio of gross expenses to average
net assets [p,q,r] (%)	12.70
Ratio of net investment income
to average net assets [r,v] (%)	5.21
Portfolio turnover [m] (%)	3

See notes to financial statements

Lifestyle Balanced Portfolio

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.37
Net investment income [h,v]	0.36	0.22
Net realized and unrealized
gain on investments	0.82	0.82

Total from investment operations	1.18	1.04

Less distributions
From net investment income	(0.16)	(0.42)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.36)
	(0.16)	(1.05)
Net asset value, end of period	$14.37	$14.36
Total return [k,l,m] (%)	8.92	7.22

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$5
Ratio of net expenses to average
net assets [q,r] (%)	0.69	0.72
Ratio of gross expenses to average
net assets [p,q,r] (%)	3.70	1.24
Ratio of net investment income
to average net assets [r,v] (%)	3.10	4.55
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.38
Net investment income [h,v]	0.16	0.23
Net realized and unrealized
gain on investments	1.06	0.81

Total from investment operations	1.22	1.04

Less distributions
From net investment income	(0.19)	(0.43)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.36)
	(0.19)	(1.06)
Net asset value, end of period	$14.38	$14.36
Total return [k,l,m] (%)	9.19	7.27

Ratios and supplemental data

Net assets, end of period
(in millions)	$7	$10
Ratio of net expenses to average
net assets [q,r] (%)	0.48	0.52
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.46	0.70
Ratio of net investment income
to average net assets [r,v] (%)	1.37	4.55
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

23

Financial highlights

F I N A N C I A L  S T A T E M E N T S

CLASS R5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.35	$14.38
Net investment income [h,v]	0.18	0.24
Net realized and unrealized
gain on investments	1.06	0.82

Total from investment operations	1.24	1.06

Less distributions
From net investment income	(0.21)	(0.44)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.37)
	(0.21)	(1.08)
Net asset value, end of period	$14.38	$14.36
Total return [k,l,m] (%)	9.39	7.41

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets [q,r] (%)	0.19	0.20
Ratio of gross expenses to average
net assets [p,q,r] (%)	2.58	1.69
Ratio of net investment income
to average net assets [r,v] (%)	1.48	4.85
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.31	$14.34
Net investment income [h,v]	0.22	0.24
Net realized and unrealized
gain on investments	1.03	0.82

Total from investment operations	1.25	1.06

Less distributions
From net investment income	(0.22)	(0.45)
From net realized gain	—[j]	(0.27)
From capital paid-in	—	(0.37)
	(0.22)	(1.09)
Net asset value, end of period	$14.34	$14.31
Total return [k,m] (%)	9.47	7.40

Ratios and supplemental data

Net assets, end of period
(in millions)	$6,736	$7,609
Ratio of net expenses to average
net assets [q,r] (%)	0.11	0.11
Ratio of net investment income
to average net assets [r,v] (%)	1.81	4.84
Portfolio turnover [m] (%)	23	3

See notes to financial statements

Lifestyle Balanced Portfolio

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$14.17	$14.35
Net investment gain (loss) [h,v]	—[j]	0.33
Net realized and unrealized
gain on investments	0.31	0.74

Total from investment operations	0.31	1.07

Less distributions
From net investment income	(0.13)	(0.45)
From net realized gain	—	(0.27)
From capital paid-in	—	(0.38)
	(0.13)	(1.10)
Net asset value, end of period	$14.35	$14.32
Total return [k,m] (%)	2.23	7.42

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$7
Ratio of net expenses to average
net assets [q,r] (%)	0.01	0.06
Ratio of net investment gain (loss)
to average net assets [r,v] (%)	(0.01)	6.63
Portfolio turnover [m] (%)	23	3

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operation on 10-15-05, and Class 5 shares began operation on 7-3-06 .

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

j Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

 l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the affiliated underlying funds.

r Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the affiliated underlying funds in which the Portfolio invests.

See notes to financial statements

Lifestyle Balanced Portfolio

26

Notes to financial statements

1. Organization

The John Hancock Lifestyle Balanced Portfolio (the “Portfolio”) is a non-diversified series of John Hancock Funds II (the “Trust”). The Trust was established as a Massachusetts business trust on June 28, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.

The Portfolio operates as a “fund of funds,” investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds III and in other permitted investments. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as the principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Portfolio commenced operations after certain separate accounts of John Hancock USA redeemed their interests in portfolios of John Hancock Trust and certain unaffiliated mutual funds of approximately $1.2 billion at the close of business on October 14, 2005, with additional redemption proceeds of approximately $4.2 billion received on October 28, 2005, and invested such proceeds in Class 1 shares of the Portfolio, which in turn invested the proceeds in affiliated underlying funds of the Trust.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

Class A, Class B, and Class C shares are open to all retail investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan.

The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the Portfolio from August 31 to December 31. Accordingly, the Portfolio’s financial statements and related notes include information as of the

Lifestyle Balanced Portfolio

27

four-month period ended December 31, 2006 and the period ended August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Investments in the affiliated underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related
investment income

Investment security transactions in the affiliated underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and capital gain distributions from the affiliated underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio seeks to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the

Lifestyle Balanced Portfolio

28

Portfolio’s financial statements. The Portfolio will implement this pronouncement no later than June 29, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio, and its impact, if any, resulting from the adoption of FAS 157 on the Portfolio’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

During the period ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $97,369,317. During the four-month period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $346,895,730, tax return of capital $192,535,188 and long-term capital gains $20,886,971. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. As of December 31, 2006, there were no distributable earnings on a tax basis.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

3. Investment advisory and
other agreements
Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to its pro rata portion of the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding fund of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse the Portfolio’s expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006, and may thereafter be terminated by the Adviser at any time. Accordingly, the expense reductions related to this expense limitation amounted to $5,784, $3,631, $3,648, $3,648, $6,013, $4,708 and $7,303 for Class B, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, for the four-month period ended December 31, 2006.

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. There were no expense reductions related to this expense limitation during the four-month period ended

Lifestyle Balanced Portfolio

29

December 31, 2006. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25% 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolio has also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolio pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of the average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. During the four-month period ended December 31, 2006, the Portfolio was informed that the Distributor received net up-front sales charges of $1,213,803 with regard to sales of Class A shares. Of this amount, $200,955 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,001,449 was paid as sales commissions to unrelated broker-dealers and $11,399 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the four-month period ended December 31, 2006, the Portfolio was informed that CDSCs received by the Distributor amounted to $9,045 for Class B shares and $14,570 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Lifestyle Balanced Portfolio

30

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of each of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $71, $42, $33, $580, $459 and $362 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, during the four-month period ended December 31, 2006. Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the four-month period ended December 31, 2006, were as follows:

Period ended 8-31-06

	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$83,686	$38,106	$20,586	$38,489
Class B	74,189	14,872	16,689	19,014
Class C	268,990	39,526	20,807	36,361
Class R3	3,157	809	16,074	2,802
Class R4	5,410	2,006	16,244	3,005
Class R5	5	1,267	17,668	2,798
Class 1	2,574,645	—	—	11,917
Total	$3,010,082	$96,586	$108,068	$114,386

Four months ended 12-31-06

	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$102,355	$43,046	$7,797	$14,729
Class B	86,563	17,082	6,321	7,254
Class C	345,136	45,913	7,880	13,885
Class R	367	95	3,150	525
Class R1	147	57	3,150	525
Class R2	74	48	3,150	525
Class R3	6,591	1,213	6,087	1,065
Class R4	9,329	1,895	6,151	1,142
Class R5	4	619	6,692	1,073
Class 1	1,198,486	—	—	4,515
Total	$1,749,052	$109,968	$50,378	$45,238

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each Portfolio’s average daily net asset value.

Lifestyle Balanced Portfolio

31

4. Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Capital shares

Share activities for the Portfolio for the four-month period ended December 31, 2006 were as follows:

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class A shares

Sold	6,009,152	$85,302,501	2,301,145	$34,441,210
Distributions reinvested	27,765	389,529	1,044,385	15,033,362
Repurchased	(392,816)	(5,635,273)	(323,345)	(4,801,204)
Net increase	5,644,101	$80,056,757	3,022,185	$44,673,368

Class B shares

Sold	1,452,791	$20,544,736	615,659	$9,186,277
Distributions reinvested	3,722	52,170	247,931	3,568,430
Repurchased	(57,897)	(818,019)	(58,199)	(868,062)
Net increase	1,398,616	$19,778,887	805,391	$11,886,645

Class C shares

Sold	5,676,144	$80,561,010	2,638,805	$39,340,147
Distributions reinvested	13,319	187,092	961,016	13,850,949
Repurchased	(192,534)	(2,732,138)	(196,570)	(2,936,192)
Net increase	5,496,929	$78,015,964	3,403,251	$50,254,904

Class R shares [c]

Sold	—	—	19,663	$293,680
Distributions reinvested	—	—	2,890	41,655
Repurchased	—	—	—	(2)
Net increase	—	—	22,553	$335,333

Class R1 shares [c]

Sold	—	—	6,449	$93,141
Distributions reinvested	—	—	981	14,134
Repurchased	—	—	—	(1)
Net increase	—	—	7,430	$107,274

Class R2 shares[c]

Sold	—	—	6,571	$94,999
Distributions reinvested	—	—	1,013	14,575
Repurchased	—	—	—	(1)
Net increase	—	—	7,584	$109,573

Class R3 shares

Sold	246,488	$3,431,004	119,898	$1,788,302
Distributions reinvested	1,003	14,088	43,210	621,539
Repurchased	(59,070)	(818,494)	(26,310)	(392,280)
Net increase	188,421	$2,626,598	136,798	$2,017,561

Lifestyle Balanced Portfolio

32

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class R4 shares

Sold	532,830	$7,589,789	99,034	$1,473,004
Distributions reinvested	1,821	25,583	89,691	1,291,112
Repurchased	(35,265)	(504,224)	(14,043)	(209,570)
Net increase	499,386	$7,111,148	174,682	$2,554,546

Class R5 shares

Sold	102,605	$1,431,987	15,246	$237,920
Distributions reinvested	974	13,638	15,867	228,255
Repurchased	(4,703)	(65,769)	(12,125)	(184,561)
Net increase	98,876	$1,379,856	18,988	$281,614

Class 1 shares

Sold	468,643,365	$6,306,035,420	26,696,656	$395,003,122
Distributions reinvested	6,945,128	96,618,106	37,653,392	540,077,565
Repurchased	(5,913,625)	(84,025,930)	(2,380,654)	(34,347,226)
Net increase	469,674,868	$6,318,627,596	61,969,394	$900,733,461

Class 5 shares

Sold	80,813	$1,140,151	351,001	$5,226,710
Distributions reinvested	25	347	58,593	840,371
Repurchased	(633)	(8,884)	(9,627)	(144,533)
Net increase	80,205	$1,131,614	399,967	$5,922,548

Net increase	483,081,402	$6,508,728,420	69,968,223	$1,018,876,827

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operation on 10-15-05 and Class 5 shares began operation on 7-3-06 .

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

6. Investment transactions

Purchases and sales of the affiliated underlying funds, during the four-month period ended December 31, 2006, aggregated $916,651,094 and $239,531,066, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $7,332,985,767. Gross unrealized appreciation and depreciation of investments aggregated $598,478,810 and $16,343,179, respectively, resulting in net unrealized appreciation of $582,135,631.

7. Investment in affiliated
underlying funds

The Portfolio invests primarily in affiliated underlying funds. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control.

A summary of the Portfolio’s transactions in the securities of affiliated issuers in which the Portfolio’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the period ended August 31, 2006 is set forth below.

Lifestyle Balanced Portfolio

33

Affiliate —	Beginning Share	Shares	Shares	Ending Share		Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Active Bond	14,348,698	2,259,266	2,142	16,605,822	$20,800	$157,589,253
All Cap Core	13,949,346	921,478	1,980	14,868,844	21,056	158,501,877
Blue Chip Growth	31,187,742	1,883,523	123,142	32,948,123	2,259,908	636,228,258
Core Bond	11,009,165	1,640,051	1,590	12,647,626	20,052	157,462,939
Core Equity	14,775,230	301,393	223,683	14,852,940	3,514,166	237,944,105
Equity-Income	11,450,490	1,248,412	1,852	12,697,050	36,381	238,450,607
Fundamental Value	13,044,559	978,828	2,477	14,020,910	42,535	238,355,477
Global Bond	13,973,572	2,531,111	84,458	16,420,225	1,295,588	237,272,244
Global Real Estate	20,365,152	1,109,035	1,168,058	20,306,129	13,605,024	238,597,012
High Income	13,960,804	730,383	153,438	14,537,749	1,669,431	157,879,959
High Yield	61,755,028	8,348,211	92,089	70,011,150	940,328	713,413,616
International Core	7,021,623	526,751	100,663	7,447,711	4,210,577	317,644,861
International Opportunities	8,635,136	441,117	205,847	8,870,406	3,698,306	159,401,187
International Small Cap	6,612,982	1,188,341	160,608	7,640,715	3,484,671	159,385,307
International Value	15,561,937	1,743,208	308,109	16,997,036	5,904,082	317,674,607
Large Cap	4,716,545	360,705	791	5,076,459	12,618	79,243,522
Large Cap Value	5,962,792	3,575,938	1,220	9,537,510	30,345	238,723,865
Mid Cap Stock	4,428,541	279,142	771	4,706,912	13,356	78,793,704
Natural Resources	7,738,262	2,056,681	892,358	8,902,585	32,903,985	317,644,230
Quantitative Value	4,173,449	5,044,684	1,236	9,216,897	22,495	159,820,996
Real Estate Equity	12,751,108	646,438	989,323	12,408,223	11,964,262	146,417,035
Real Return Bond	25,973,686	4,645,723	5,326	30,614,083	70,188	396,146,237
Small Cap	5,025,819	135,366	67,519	5,093,666	1,043,685	78,544,333
Small Cap Opportunities	3,014,427	118,703	4	3,133,126	87	75,508,338
Small Company Value	2,978,978	158,450	475	3,136,953	11,987	78,925,727
Spectrum Income	33,620,812	4,329,906	5,482	37,945,236	57,632	395,768,813
Strategic Bond	11,694,497	1,550,085	1,780	13,242,802	21,391	157,589,338
Strategic Income	13,690,046	2,133,935	1,746	15,822,235	17,449	157,589,462
Strategic Value	12,711,120	115,930	12,827,050	—	152,300,490	—
Total Return	25,123,452	3,946,131	5,206	29,064,377	72,715	395,856,811
U.S. Global
Leaders Growth	16,419,986	1,179,809	3,717	17,596,078	50,472	237,371,092
U.S. High Yield Bond	10,536,141	1,435,093	1,596	11,969,638	21,241	157,879,522
U.S. Multi Sector	40,079,468	3,414,926	7,197	43,487,197	79,210	477,924,300
Value & Restructuring	12,513,767	752,676	1,874	13,264,569	22,455	159,572,764

*Represents the Portfolio’s investment in John Hancock Funds III International Core Fund.

8. Reclassification of accounts

During the four-month period ended December 31, 2006, the Portfolio reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $122,788,964, a decrease in distributions in excess of net investment income of $315,324,152 and a decrease in capital paid-in of $192,535,188. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of August 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no  impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for overdistribution. The calculation of net investment income per share in the Portfolio’s Financial Highlights excludes these adjustments.

Lifestyle Balanced Portfolio

34

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Lifestyle Balanced Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Lifestyle Balanced Portfolio (the “Portfolio”) at December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 1, 2007

35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2006.

The Portfolio has designated distributions to shareholders of $20,886,971 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Portfolio for the fiscal period ended December 31, 2006, 9.82% of the dividends qualify for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007 This will reflect the total of all distributions that are taxable for calendar year 2006.

36

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209

Director, Island Commuter Corp. (marine transport). Trustee of John
Hancock Trust (since 1988).

Peter S. Burgess, Born: 1942	2005	209

Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook, Born: 1937	2005	209

Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan, Born: 1945	2005	209

Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust (since 2005).

James M. Oates, Born: 1946	2005	209

Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997). Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual
Funds (since 1988). Trustee of John Hancock Trust (since 2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

37

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259

Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial
Group, LLC (holding company) and John Hancock Funds, LLC; President,
John Hancock Annuities; Executive Vice President, John Hancock Life
Insurance Company (since June 2004); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein,[2] Born: 1956		2005

President
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler,[2] Born: 1955		2006

Secretary
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr.,[2] Born: 1947		2005

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

38

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and other	of Portfolio
directorships during past 5 years	since

Gordon M. Shone,[2] Born: 1956	2006

Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen,[2] Born: 1955	2005

Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

2Affiliated with the investment adviser.

3 Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

39

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge,proxy voting policies, procedures without charge, upon request:

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, Inc.	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus and in carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express:
	John Hancock	John Hancock
	Signature Services, Inc.	Mutual Fund Image Operations
	1 John Hancock Way, Suite 1000	Signature Services, Inc.
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour- automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis days after the the fiscal quarter on our Web site or upon request by calling
Commission’s Web site, www.sec.gov.

40

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Balanced Portfolio.

0700A 12/06
2/07

John Hancock
MUTUAL FUNDS

John Hancock
Lifestyle Conservative Portfolio

Annual Report
12.31.06

CEO corner

Your portfolio at a
glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Portfolio’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 2 6

Trustees and officers
page 3 6

For more information
page 4 0

January 2007

To Our Shareholders,

The financial markets surprised many investors in 2006 by beating their expectations. At the beginning of the year, fears abounded about rising inflation – with sky high energy prices – stronger than expected economic growth, a decline in the housing boom and more interest rate hikes from the Federal Reserve. But by June, the economic data suggested the desired “soft landing” for the economy, energy prices stabilized, corporate earnings remained strong and the Fed stopped raising rates. With that, the market took off, producing double-digit returns instead of the single-digit ones originally thought to be the best the market would do. The ascent was widespread and the broad Standard & Poor’s 500 Index returned 15.79% .

The bond market also turned in a solid result, registering its seventh consecutive year of positive performance. Continuing the trend of the last several years, the best performances came from the high yield sector. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. The broad Lehman Brothers Aggregate Bond Index returned 4.33% for the year, while the Merrill Lynch High Yield Master II Index returned 11.74% .

After such a year, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year (since 1945, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 80% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 20% of its assets in affiliated underlying funds that invest primarily in equity securities.

Over the last twelve months

► Bonds fell during the first half of 2006 but later bounced back, as the economy slowed and the Fed kept interest rates steady beginning in August.

► The fixed-income market’s best performing asset class was high yield, which continued to benefit from low corporate default rates and investors’ demand for income.

► The Portfolio especially benefited from its allocations to international equities and risk-oriented bonds, while Treasury Inflation-Protected Securities underperformed.

Asset allocation
Equity	% of Total

U.S. Large Cap	10.2

International Large Cap	5.0

Real Estate	4.8

Fixed Income	% of Total

Intermediate-Term Bond	28.0

Multi-Sector Bond	16.0

Short-Term Bond	11.0

High Yield Bond	8.0

Global Bond	8.0

Long-Term Bond	5.0

Treasury Inflation-Protected Securities	4.0

As a percentage of net assets on December 31, 2006.

Managers’ report

John Hancock
Lifestyle Conservative Portfolio

Recently, the Portfolio’s fiscal year-end changed from August to December. What follows is a commentary for the 12 months ended December 31, 2006.

The environment for bonds — which make up 80% of the Portfolio — shifted markedly during the year. The first half of 2006 was a challenging period — economic growth was stronger than expected, inflation spiked higher in the spring and the Federal Reserve raised short-term interest rates for the 17th time in two years. In this environment, bonds declined in value as interest rates rose sharply. Over the last six months, however, bonds staged a healthy rebound thanks to slowing economic growth, most notably in the slumping housing market, and moderating inflation, which largely reflected a decline in energy prices. The weaker economic environment led the Fed to hold short-term interest rates steady throughout the last half of 2006. For the full year, the Lehman Brothers Aggregate Bond Index, a broad measure of bond market performance, gained 4.33% .

Bond yields finished the year slightly higher than where they started. Despite the significant yield fluctuations during the year, the yield curve remained “inverted” — meaning short-term bond yields were higher than the yields of longer-term bonds — throughout 2006. From a sector perspective, every segment of the bond market gained

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS

Spectrum Income	▲	Benefited from its broad exposure to risk-oriented asset classes,
(T. Rowe Price)		including high yield, international bonds and equities.
High Yield	▲	Generally favorable environment for high yield bonds
(Western Asset
Management)
U.S. Multi Sector	▼	Weak individual stock selection — especially in health care and
(GMO)		banks — hurt this fund’s results.

From the MFC Global Investment Management (U.S.A.), LLC’s Portfolio Management Team

“From a sector perspective, every
segment of the bond market
gained ground during the year,
but high-yield corporate bonds
were by far the top performers.”

ground during the year, but high-yield corporate bonds were by far the top performers. Strong balance sheets, a lack of credit defaults and increasing demand for yield led to double-digit gains for high yield bonds.

Stocks of all types gained ground against a mostly favorable equity market backdrop in 2006. Corporate earnings remained strong throughout the year, while consumer spending also held up surprisingly well. Although oil prices rose sharply during the year’s first half, they fell from their summertime peak of nearly $80 per barrel to finish the year closer to $60. Concerns about rising inflation led to a significant stock market correction in May and June. However, better-than-anticipated inflation reports led to the Fed’s long-awaited interest rate pause.

Against this backdrop, the U.S. stock market rose steadily following its summertime decline. Overall, the S&P 500 Index gained 15.79% during the 12 months ending December 31, 2006. Thanks to a stronger euro and British pound relative to the U.S. dollar, international equities did particularly well, with the MSCI EAFE returning 26.87% . Also gaining ground were global and domestic real estate securities, which benefited from continued strong fundamentals, investors’ demand for yield and an apparent increase in speculative investment.

Performance summary

During the 12 months ending December 31, 2006, John Hancock Lifestyle Conservative Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares posted total returns of 7.73%, 6.97%, 6.97%, 7.78%, 7.97%, 8.26% and 8.28%, respectively, at net asset value. Class R,

Lifestyle Conservative Portfolio

R1 and R2 shares returned 3.80%, 3.85% and 3.98% at net asset value since beginning operations on September 18, 2006. In comparison, the Portfolio’s benchmark — a 20/80 blend of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index — returned 6.57% and Morningstar’s average conservative allocation portfolio returned 8.18% .1 Keep in mind that your net asset value return will be different from the Portfolio’s performance if you were not invested in the Portfolio for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Riskier funds did best, TIPS lagged

During the period, the Portfolio outperformed the overall bond market without exposing our shareholders to excess levels of volatility. Our approximately 20% stake in domestic and international equity offerings helped, which is further evidence of the benefits of diversification. Also adding to performance was our exposure to the real estate securities market. In fact, the fourth quarter marked the continuation of a long period of significant outperformance for U.S. Real Estate Investment Trusts (REITs) relative to historical averages. While we remain convinced of the diversification benefits offered by real estate securities, the asset class has become more volatile and increasingly risky in recent years as non-traditional investors have entered the market. These factors led us to freeze new investments in U.S. REITs in the fourth quarter.

Within the fixed-income portion of the Portfolio, the best performance was found in higher-risk asset classes, such as high-yield bond funds. High Income (MFC Global (U.S.), in particular, did very well in absolute terms as well as relative to its peers. Our allocation to Global Bond (PIMCO) also contributed positively to performance, as it benefited from the strength of foreign currencies relative to the U.S. dollar.

Another positive contributor during the year was our 11% position in Spectrum Income (T. Rowe Price). This multi-sector bond fund benefited from its exposure to high yield and global bonds — including emerging-markets debt — as well as equities. Most of our other largest positions, however, performed roughly in line with the broad bond market, including Total Return (PIMCO), U.S. Government (Western Asset Management) and Active Bond (Declaration/Strategic Asset Management). One notable fixed-income negative was Real Return Bond (PIMCO).

Lifestyle Conservative Portfolio

Although this fund performed right in line with its Treasury Inflation-Protected Securities (TIPS) benchmark, it was hampered by disappointing results from TIPS generally, as these securities underperformed the broader bond market due to declining inflation expectations.

On the Portfolio’s domestic equity side, we were helped by our position in Equity Income (T. Rowe Price), which benefited from favorable market conditions for large-cap value stocks. In contrast, large-cap blend fund U.S. Multi-Sector (GMO) lagged the broad equity market as a result of disappointing individual stock selection. The Portfolio’s allocation to international equities was a significant positive, led by strong performance from International Value (Franklin Templeton).

“During the period, the Portfolio
outperformed the overall bond
market without exposing our
shareholders to excess levels
of volatility.”

Outlook

As interest rates have risen, bonds have encountered some difficulty. However, the diversification provided by the Portfolio benefited shareholders during the period. Although it may seem like a contradiction, maintaining a small allocation to more aggressive assets such as stocks, global bonds and real estate actually reduced risk and improved returns in a predominantly fixed-income portfolio. This is an excellent example of the power of diversification and asset allocation — and why we believe the Portfolio can be an important component of a conservative investor’s investment portfolio.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Lifestyle Conservative Portfolio

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

1[a]	10-15-05	8.28%	—	—	8.51%	8.28%	—	—	10.42%

A	10-18-05	2.35	—	—	3.57	2.35	—	—	4.31

B	10-18-05	1.99	—	—	4.08	1.99	—	—	4.94

C	10-18-05	5.98	—	—	7.29	5.98	—	—	8.85

Ra	9-18-06	—	—	—	—	—	—	—	3.80

R1[a]	9-18-06	—	—	—	—	—	—	—	3.85

R2[a]	9-18-06	—	—	—	—	—	—	—	3.98

R3[a]	10-18-05	7.78	—	—	8.05	7.78	—	—	9.78

R4[a]	10-18-05	7.97	—	—	8.25	7.97	—	—	10.03

R5[a]	10-18-05	8.26	—	—	8.53	8.26	—	—	10.37

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifestyle Conservative Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

1[1,3]	10-15-05	$11,042	$11,042	$10,753

B1	10-18-05	10,894	10,494	10,858

C1,2	10-18-05	10,885	10,885	10,858

R1,3	9-18-06	10,380	10,380	10,232

R1[1,3]	9-18-06	10,385	10,385	10,232

R2[1,3]	9-18-06	10,398	10,398	10,232

R3[1,3]	10-18-05	10,978	10,978	10,858

R4[1,3]	10-18-05	11,003	11,003	10,858

R5[1,3]	10-18-05	11,037	11,037	10,858

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 20% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 80% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index figures as of closest month to inception date.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Lifestyle Conservative Portfolio

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other portfolio expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your Portfolio’s actual ongoing operating expenses, and is based on your Portfolio’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06

Class A	$1,000.00	$1,067.60	$2.76

Class B	1,000.00	1,064.20	6.92

Class C	1,000.00	1,064.20	6.71

Class R	1,000.00	1,038.00	2.76

Class R1	1,000.00	1,038.50	2.03

Class R2	1,000.00	1,039.80	1.31

Class R3	1,000.00	1,068.20	3.86

Class R4	1,000.00	1,069.30	2.50

Class R5	1,000.00	1,070.50	0.94

Class 1	1,000.00	1,070.70	0.57

Lifestyle Conservative Portfolio

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your portfolio’s ongoing operating expenses with those of any other fund. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your portfolio’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,022.53	$2.70

Class B	1,000.00	1,018.50	6.77

Class C	1,000.00	1,018.70	6.56

Class R	1,000.00	1,011.54	2.72

Class R1	1,000.00	1,012.25	2.01

Class R2	1,000.00	1,012.96	1.29

Class R3	1,000.00	1,021.48	3.77

Class R4	1,000.00	1,022.79	2.45

Class R5	1,000.00	1,024.30	0.92

Class 1	1,000.00	1,024.65	0.56

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.53%, 1.33%, 1.29%, 0.95%, 0.70%, 0.45%, 0.74%, 0.48%, 0.18% and 0.11% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period (inception date for Class R, Class R1 and Class R2) /365 or 366 (to reflect the one-half year period).

b Class R, R1 and R2 shares began operations on 9-18-06.

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-06

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.97%		$1,223,966,294
(Cost $1,186,117,464)
John Hancock Funds II 97.97%		1,199,480,595

Active Bond Fund Class NAV	12,897,935	122,401,403

Blue Chip Growth Fund Class NAV	1,288,395	24,878,907

Core Bond Fund Class NAV	1,965,128	24,465,846

Equity-Income Fund Class NAV	1,324,744	24,878,689

Fundamental Value Fund Class NAV	1,462,801	24,867,619

Global Bond Fund Class NAV	6,776,603	97,921,915

Global Real Estate Fund Class NAV	3,127,336	36,746,198

High Income Fund Class NAV	2,254,461	24,483,445

High Yield Fund Class NAV	4,804,984	48,962,788

International Value Fund Class NAV	1,965,622	36,737,476

Investment Quality Bond Fund Class NAV	5,235,146	61,198,862

Real Estate Equity Fund Class NAV	1,904,003	22,467,234

Real Return Bond Fund Class NAV	3,778,896	48,898,912

Spectrum Income Fund Class NAV	12,908,984	134,640,700

Strategic Bond Fund Class NAV	2,057,537	24,484,691

Strategic Income Fund Class NAV	3,687,173	36,724,246

Total Return Fund Class NAV	14,378,775	195,838,915

U.S. Government Securities Fund Class NAV	9,973,410	134,641,029

U.S. High Yield Bond Fund Class NAV	1,856,216	24,483,487

U.S. Multi Sector Fund Class NAV	2,263,774	24,878,873

Value & Restructuring Fund Class NAV	2,068,110	24,879,360

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
John Hancock Funds III 2.00%		$24,485,699

International Core Fund Class NAV	574,108	24,485,699

Total investments 99.97%		$1,223,966,294

Other assets in excess of liabilities 0.03%		$323,157

Total net assets 100.00%		$1,224,289,451

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated underlying funds, at value (cost $1,186,117,464)	1,223,966,294
Receivable for investments sold	5,864,213
Receivable for fund shares sold	658,372
Receivable from affiliates	9,707
Total assets	1,230,498,586

Liabilities

Due to custodian	477,608
Payable for investments purchased	111,034
Payable for fund shares repurchased	5,396,509
Payable to affiliates
Fund administration fees	34,431
Transfer agent fees	21,123
Trustees’ fees	4,293
Investment management fees	335
Other payables and accrued expenses	163,802
Total liabilities	6,209,135

Net assets

Capital paid-in	1,186,719,421
Accumulated net realized loss on investments	(278,800)
Net unrealized appreciation on investments in affiliated underlying funds	37,848,830
Net assets	$1,224,289,451

Net asset value per share

Based on net asset values and shares outstanding — the Portfolio has an unlimited number of shares authorized with no par value.
Class A ($19,716,985 ÷ 1,483,934 shares)	$13.29
Class B ($4,085,354 ÷ 307,355 shares)	$13.29
Class C ($14,420,754 ÷ 1,085,557 shares)	$13.28
Class R ($103,805 ÷ 7,799 shares)	$13.31
Class R1 ($103,879 ÷ 7,808 shares)	$13.30
Class R2 ($104,579 ÷ 7,865 shares)	$13.30
Class R3 ($372,336 ÷ 28,006 shares)	$13.29
Class R4 ($802,829 ÷ 60,438 shares)	$13.28
Class R5 ($288,547 ÷ 21,713 shares)	$13.29
Class 1 ($1,184,290,383 ÷ 89,236,294 shares)	$13.27

Maximum offering price per share

Class A1 ($13.29 ÷ 95%)	$13.99

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Investment income

Income distributions received from affiliated underlying funds	23,080,110	27,750,745
Total investment income	23,080,110	27,750,745

Expenses

Investment management fees (Note 3)	365,900	163,577
Distribution and service fees (Note 3)	477,073	256,323
Transfer agent fees (Note 3)	11,912	13,899
Blue sky fees (Note 3)	95,830	45,742
Printing and postage fees (Note 3)	22,906	10,625
Fund administration fees (Note 3)	77,124	29,312
Audit and legal fees	58,980	22,007
Custodian fees	10,438	4,020
Trustees’ fees (Note 3)	10,734	4,080
Registration and filing fees	32,664	12,415
Miscellaneous	7,906	2,446
Total expenses	1,171,467	564,446
Less expense reductions (Note 3)	(108,345)	(45,859)
Net expenses	1,063,122	518,587
Net investment income	22,016,988	27,232,158

Realized and unrealized gain

Net realized gain on investments	12,725,793	906,484
Capital gain distributions received from affiliated underlying funds	838,352	6,469,258
Change in net unrealized appreciation of investments
in affiliated underlying funds	24,492,488	13,356,342
Net realized and unrealized gain	38,056,633	20,732,084
Increase in net assets from operations	$60,073,621	$47,964,242

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Increase (decrease) in net assets

From operations
Net investment income	$22,016,988	$27,232,158
Net realized gain	13,564,145	7,375,742
Change in net unrealized appreciation	24,492,488	13,356,342
Increase in net assets resulting from operations	60,073,621	47,964,242
Distributions to shareholders
From net investment income
Class A	(125,005)	(516,816)
Class B	(20,839)	(101,855)
Class C	(56,558)	(349,399)
Class R	—	(2,720)
Class R1	—	(2,786)
Class R2	—	(2,864)
Class R3	(3,046)	(9,817)
Class R4	(6,698)	(22,143)
Class R5	(5,036)	(8,173)
Class 1	(22,120,363)	(33,505,513)
From net realized gain
Class A	—	(220,889)
Class B	—	(45,923)
Class C	—	(159,163)
Class R	—	(1,157)
Class R1	—	(1,158)
Class R2	—	(1,164)
Class R3	—	(4,141)
Class R4	—	(8,943)
Class R5	—	(3,215)
Class 1	—	(13,266,448)
From capital paid-in
Class A	—	(489,987)
Class B	—	(96,644)
Class C	—	(331,536)
Class R	—	(2,579)
Class R1	—	(2,640)
Class R2	—	(2,714)
Class R3	—	(9,308)
Class R4	—	(20,988)
Class R5	—	(7,744)
Class 1	—	(31,745,868)
	(22,337,545)	(80,944,295)
From Fund share transactions	1,084,509,600	135,023,828

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets (continued)

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Net assets

Beginning of period	—	$1,122,245,676
End of period	$1,122,245,676	$1,224,289,451
Accumulated net investment income	$620,551	—

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.63
Net investment income [h,v]	0.31	0.33
Net realized and unrealized
gain on investments	0.41	0.23
Total from investment operations	0.72	0.56
Less distributions
From net investment income	(0.25)	(0.38)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.36)
	(0.25)	(0.90)
Net asset value, end of period	$13.63	$13.29
Total return [k,l,m] (%)	5.53	4.11

Ratios and supplemental data

Net assets, end of period
(in millions)	$12	$20
Ratio of net expenses to average
net assets [q,r] (%)	0.57	0.56
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.02	0.64
Ratio of net investment income
to average net assets [r,v] (%)	2.75	7.20
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.63
Net investment income [h,v]	0.24	0.29
Net realized and unrealized
gain on investments	0.41	0.22
Total from investment operations	0.65	0.51
Less distributions
From net investment income	(0.18)	(0.35)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.34)
	(0.18)	(0.85)
Net asset value, end of period	$13.63	$13.29
Total return [k,l,m] (%)	4.99	3.75

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4
Ratio of net expenses to average
net assets [q,r] (%)	1.33	1.33
Ratio of gross expenses to average
net assets [p,q,r] (%)	3.12	1.88
Ratio of net investment income
to average net assets [r,v] (%)	2.08	6.20
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.62
Net investment income [h,v]	0.29	0.30
Net realized and unrealized
gain on investments	0.35	0.21
Total from investment operations	0.64	0.51
Less distributions
From net investment income	(0.18)	(0.35)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.34)
	(0.18)	(0.85)
Net asset value, end of period	$13.62	$13.28
Total return [k,l,m] (%)	4.91	3.76

Ratios and supplemental data

Net assets, end of period
(in millions)	$8	$14
Ratio of net expenses to average
net assets [q,r] (%)	1.31	1.29
Ratio of gross expenses to average
net assets [p,q,r] (%)	2.05	1.41
Ratio of net investment income
to average net assets [r,v] (%)	2.54	6.55
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.67
Net investment income [h,v]	0.29
Net realized and unrealized
gain on investments	0.23
Total from investment operations	0.52
Less distributions
From net investment income	(0.37)
From net realized gain	(0.16)
From capital paid-in	(0.35)
(0.88)
Net asset value, end of period	$13.31
Total return [k,l] (%)	3.80[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.95[r]
Ratio of gross expenses to average
net assets [p,q] (%)	13.49[r]
Ratio of net investment income
to average net assets [v] (%)	7.14[r]
Portfolio turnover (%)	2[m]

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.67
Net investment income [h,v]	0.30
Net realized and unrealized
gain on investments	0.23
Total from investment operations	0.53
Less distributions
From net investment income	(0.38)
From net realized gain	(0.16)
From capital paid-in	(0.36)
(0.90)
Net asset value, end of period	$13.30
Total return [k,l] (%)	3.85[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.70[r]
Ratio of gross expenses to average
net assets [p,q] (%)	13.24[r]
Ratio of net investment income
to average net assets [v] (%)	7.38[r]
Portfolio turnover (%)	2[m]

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.67
Net investment income [h,v]	0.31
Net realized and unrealized
gain on investments	0.23
Total from investment operations	0.54
Less distributions
From net investment income	(0.38)
From net realized gain	(0.16)
From capital paid-in	(0.37)
(0.91)
Net asset value, end of period	$13.30
Total return [k,l] (%)	3.98[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.45[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.98[r]
Ratio of net investment income
to average net assets [v] (%)	7.64[r]
Portfolio turnover (%)	2[m]

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.65
Net investment income [h,v]	0.28	0.29
Net realized and unrealized
gain on investments	0.44	0.25
Total from investment operations	0.72	0.54
Less distributions
From net investment income	(0.23)	(0.38)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.36)
	(0.23)	(0.90)
Net asset value, end of period	$13.65	$13.29
Total return [k,l,m] (%)	5.55	3.93

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]	—[i]
Ratio of net expenses to average
net assets [q,r] (%)	0.68	0.77
Ratio of gross expenses to average
net assets [p,q,r] (%)	14.72	6.23
Ratio of net investment income
to average net assets [r,v] (%)	2.46	6.23
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.64
Net investment income [h,v]	0.44	0.28
Net realized and unrealized
gain on investments	0.30	0.27
Total from investment operations	0.74	0.55
Less distributions
From net investment income	(0.26)	(0.38)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.37)
	(0.26)	(0.91)
Net asset value, end of period	$13.64	$13.28
Total return [k,l,m] (%)	5.66	4.06

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets [q,r] (%)	0.45	0.51
Ratio of gross expenses to average
net assets [p,q,r] (%)	10.01	2.87
Ratio of net investment income
to average net assets [r,v] (%)	3.89	6.17
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.16	$13.65
Net investment income [h,v]	0.28	0.28
Net realized and unrealized
gain on investments	0.49	0.29
Total from investment operations	0.77	0.57
Less distributions
From net investment income	(0.28)	(0.40)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.37)
	(0.28)	(0.93)
Net asset value, end of period	$13.65	$13.29
Total return [k,l,m] (%)	5.94	4.19

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]	—[i]
Ratio of net expenses to average
net assets [q,r] (%)	0.19	0.20
Ratio of gross expenses to average
net assets [p,q,r] (%)	9.18	6.37
Ratio of net investment income
to average net assets [r,v] (%)	2.44	6.01
Portfolio turnover [m] (%)	20	2

See notes to financial statements

Lifestyle Conservative Portfolio

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.15	$13.64
Net investment income [h,v]	0.30	0.32
Net realized and unrealized
gain on investments	0.48	0.25
Total from investment operations	0.78	0.57
Less distributions
From net investment income	(0.29)	(0.40)
From net realized gain	—	(0.16)
From capital paid-in	—	(0.38)
	(0.29)	(0.94)
Net asset value, end of period	$13.64	$13.27
Total return [k,m] (%)	6.01	4.16

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,097	$1,184
Ratio of net expenses to average
net assets [q,r] (%)	0.12	0.11
Ratio of net investment income
to average net assets [r,v] (%)	2.54	6.96
Portfolio turnover [m] (%)	20	2

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, and Class 1 shares began operation on 10-15-05.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the affiliated underlying funds.

r Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the affiliated underlying funds in which the Portfolio invests.

See notes to financial statements

Lifestyle Conservative Portfolio

Notes to financial statements

1. Organization

The John Hancock Lifestyle Conservative Portfolio (the “Portfolio”) is a non-diversified series of John Hancock Funds II (the “Trust”). The Trust was established as a Massachusetts business trust on June 28, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.

The Portfolio operates as a “fund of funds,” investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds III and in other permitted investments. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities & Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971. The affili-ated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”), serves as investment adviser for the Trust and John Hancock Funds, LLC, (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Portfolio commenced operations after certain separate accounts of John Hancock USA redeemed their interests in portfolios of John Hancock Trust and certain unaffiliated mutual funds of approximately $214 million at the close of business on October 14, 2005, with additional redemption proceeds of approximately $741 million received on October 28, 2005, and invested such proceeds in Class 1 shares of the Portfolio, which in turn invested the proceeds in affiliated underlying funds of the Trust.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

Class A, B, and C shares are open to all retail investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class R, R1, R2, R3, R4 and R5 shares are available only to certain retirement plans.

The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year-end of the Portfolio from August 31 to December 31. Accordingly, the Portfolio’s financial statements and related notes include information as of the four-month period ended December 31, 2006 and the period ended August 31, 2006.

Lifestyle Conservative Portfolio

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Investments in the affiliated underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees.

Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related investment income

Investment security transactions in the affiliated underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and capital gain distributions from the affiliated underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statement of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio seeks to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Portfolio’s financial statements. The Portfolio

Lifestyle Conservative Portfolio

will implement this pronouncement no later than June 29, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio, and its impact, if any, resulting from the adoption of FAS 157 on the Portfolio’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the period ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $22,337,545. During the four-month period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $47,533,711, tax return of capital $32,702,801 and long-term capital gains $707,783. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. As of December 31, 2006, there were no distributable earnings on a tax basis.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

3. Investment advisory and
other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to its pro rata portion of the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse the Portfolio’s expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006, and may thereafter be terminated by the Adviser at any time. Accordingly, the expense reductions related to this expense limitation amounted to $19,988, $18,459, $17,947, $17,104, $16,789 and $17,356 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively, for the period ended August 31, 2006. The expense reductions related to this expense limitation amounted to $4,291, $6,314, $4,335, $3,649, $3,649, $3,649, $6,415, $6,173 and $6,546 for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, for the four-month period ended December 31, 2006.

Lifestyle Conservative Portfolio

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolio has also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolio pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of the average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. During the four-month period ended December 31, 2006, the Portfolio was informed that the Distributor received net up-front sales charges of $201,440 with regard to sales of Class A shares. Of this amount, $34,742 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $158,242 was paid as sales commissions to unrelated broker-dealers and $8,456 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the four-month period ended December 31, 2006, the Portfolio was informed that CDSCs received by the Distributor amounted to $3,697 for Class B shares and $1,081 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of each of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2007. Signature

Lifestyle Conservative Portfolio

Services reserves the right to terminate this limitation in the future. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. Accordingly, the transfer agent fees reductions amounted to $166, $244 and $292 for Class R3, Class R4 and Class R5 shares, respectively, during the period ended August 31, 2006. The transfer agent fees reductions amounted to $41, $41, $41, $182, $370 and $163 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, during the four-month period ended December 31, 2006. Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the period ended August 31, 2006 and the four-month period ended December 31, 2006, were as follows:

Period ended 8-31-06
	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$13,027	$5,061	$16,139	$7,758
Class B	10,235	1,954	15,948	3,432
Class C	24,052	4,006	16,089	4,023
Class R3	621	211	15,774	1,441
Class R4	460	319	15,774	1,176
Class R5	1	361	16,106	1,429
Class 1	428,677	—	—	3,647
Total	$477,073	$11,912	$95,830	$22,906

Four months ended 12-31-06
	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$15,956	$5,625	$6,112	$2,966
Class B	11,486	2,094	6,040	1,308
Class C	36,559	5,045	6,093	1,532
Class R	218	56	3,150	525
Class R1	146	56	3,150	525
Class R2	73	56	3,150	525
Class R3	691	242	5,975	549
Class R4	855	508	5,973	449
Class R5	2	217	6,099	545
Class 1	190,337	—	—	1,701
Total	$256,323	$13,899	$45,742	$10,625

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each Portfolio’s average daily net asset value.

4. Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Lifestyle Conservative Portfolio

5. Capital shares

Share activities for the Portfolio for the four-month period ended December 31, 2006 and the period ended August 31, 2006 were as follows:

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class A shares
Sold	970,480	$13,042,633	579,284	$8,044,116
Distributions reinvested	8,061	106,760	80,861	1,077,212
Repurchased	(72,078)	(970,334)	(82,674)	(1,154,624)
Net increase	906,463	$12,179,059	577,471	$7,966,704

Class B shares
Sold	227,435	$3,046,846	101,217	$1,408,223
Distributions reinvested	1,215	16,097	14,743	196,481
Repurchased	(11,427)	(153,081)	(25,828)	(359,242)
Net increase	217,223	$2,909,862	90,132	$1,245,462

Class C shares
Sold	621,340	$8,332,624	459,156	$6,364,493
Distributions reinvested	3,508	46,442	55,270	735,796
Repurchased	(15,041)	(203,312)	(38,676)	(540,025)
Net increase	609,807	$8,175,754	475,750	$6,560,264

Class R shares[c]
Sold	—	—	7,316	$100,003
Distributions reinvested	—	—	483	6,456
Repurchased	—	—	—	(3)
Net increase	—	—	7,799	$106,456

Class R1 shares[c]
Sold	—	—	7,315	$100,001
Distributions reinvested	—	—	493	6,584
Repurchased	—	—	—	(1)
Net increase	—	—	7,808	$106,584

Class R2 shares[c]
Sold	—	—	7,360	$100,626
Distributions reinvested	—	—	505	6,743
Repurchased	—	—	—	(1)
Net increase	—	—	7,865	$107,368

Class R3 shares
Sold	21,755	$290,487	13,627	$190,563
Distributions reinvested	96	1,277	1,695	22,593
Repurchased	(24)	(327)	(9,143)	(129,072)
Net increase	21,827	$291,437	6,179	$84,084

Lifestyle Conservative Portfolio

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class R4 shares
Sold	51,727	$693,385	13,788	$190,041
Distributions reinvested	359	4,751	3,850	51,335
Repurchased	(514)	(6,839)	(8,772)	(123,762)
Net increase	51,572	$691,297	8,866	$117,614

Class R5 shares
Sold	22,121	$294,449	6,571	$91,562
Distributions reinvested	219	2,896	1,375	18,329
Repurchased	(705)	(9,504)	(7,868)	(111,132)
Net increase (decrease)	21,635	$287,841	78	($1,241)

Class 1 shares
Sold	82,605,957	$1,088,806,247	4,076,366	$56,702,014
Distributions reinvested	1,669,737	22,120,362	5,891,179	78,517,828
Repurchased	(3,797,586)	(50,952,259)	(1,209,359)	(16,489,309)
Net increase	80,478,108	$1,059,974,350	8,758,186	$118,730,533

Net increase	82,306,635	$1,084,509,600	9,940,134	$135,023,828

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, and Class 1 shares began operation on 10-15-05.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

6. Investment transactions

Purchases and sales of the affiliated underlying funds during the four-month period ended December 31, 2006, aggregated $109,188,890 and $21,579,113, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $1,186,396,264. Gross unrealized appreciation and depreciation of investments aggregated $41,626,129 and $4,056,099, respectively, resulting in net unrealized appreciation of $37,570,030.

7. Investment in affiliated underlying funds

The Portfolio invests primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control.

A summary of the Portfolio’s transactions in the securities of affiliated issuers in which the Portfolio’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the four-month period ended December 31, 2006, is set forth below.

Lifestyle Conservative Portfolio

	Beginning
Affiliate —	Share	Shares	Shares	Ending Share		Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Active Bond	11,676,853	1,252,020	30,938	12,897,935	$296,177	$122,401,403
Blue Chip Growth	1,266,323	65,879	43,807	1,288,395	814,966	24,878,907
Core Bond	1,787,816	179,213	1,901	1,965,128	23,967	24,465,846
Equity-Income	1,240,334	118,849	34,439	1,324,744	654,121	24,878,689
Fundamental Value	1,410,630	76,688	24,517	1,462,801	410,135	24,867,619
Global Bond	6,061,926	873,830	159,153	6,776,603	2,400,739	97,921,915
Global Real Estate	3,307,474	184,007	364,145	3,127,336	4,096,865	36,746,198
High Income	2,267,633	110,982	124,154	2,254,461	1,317,362	24,483,445
High Yield	4,442,772	405,995	43,783	4,804,984	445,957	48,962,788
International Core*	567,057	36,189	29,138	574,108	1,197,072	24,485,699
International Value	1,896,422	190,358	121,158	1,965,622	2,295,658	36,737,476
Investment Quality
Bond	4,765,388	474,852	5,094	5,235,146	60,360	61,198,862
Real Estate Equity	2,072,821	124,253	293,071	1,904,003	3,480,129	22,467,234
Real Return Bond	3,368,735	413,876	3,715	3,778,896	48,735	48,898,912
Spectrum Income	12,007,658	950,730	49,404	12,908,984	515,799	134,640,700
Strategic Bond	1,900,350	162,247	5,060	2,057,537	60,461	24,484,691
Strategic Income	3,339,826	356,921	9,574	3,687,173	95,512	36,724,246
Total Return	13,052,538	1,400,271	74,034	14,378,775	1,021,696	195,838,915
U.S. Government
Securities	9,094,286	907,266	28,142	9,973,410	381,714	134,641,029
U.S. High Yield Bond	1,712,137	157,571	13,492	1,856,216	178,164	24,483,487
U.S. Multi Sector	2,170,038	148,161	54,425	2,263,774	588,964	24,878,873
Value & Restructuring	2,032,200	130,397	94,487	2,068,110	1,102,936	24,879,360

*Represents the Portfolio’s investment in John Hancock Funds III International Core Fund.

8. Reclassification of accounts

During the four-month period ended December 31, 2006, the Portfolio reclassified amounts to reflect an increase in accumulated net realized loss on investments of $7,298,914, a decrease in accumulated net investment loss of $40,001,716 and a decrease in capital paid-in of $32,702,802. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America and book and tax differences in accounting for overdistribution. The calculation of net investment income per share in the Portfolio’s Financial Highlights excludes these adjustments.

Lifestyle Conservative Portfolio

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of John Hancock Lifestyle Conservative Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Lifestyle Conservative Portfolio (the “Portfolio”) at December 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 1, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2006.

The Portfolio has designated distributions to shareholders of $707,783 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Portfolio for the fiscal period ended December 31, 2006, 5.73% of the dividends qualify for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209
Director, Island Commuter Corp. (marine transport). Trustee of John
Hancock Trust (since 1988).

Peter S. Burgess, Born: 1942	2005	209
Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook, Born: 1937	2005	209
Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan, Born: 1945	2005	209
Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust (since 2005).

James M. Oates, Born: 1946	2005	209
Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997). Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual
Funds (since 1988). Trustee of John Hancock Trust (since 2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

36

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259
Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial
Group, LLC (holding company) and John Hancock Funds, LLC; President,
John Hancock Annuities; Executive Vice President, John Hancock Life
Insurance Company (since June 2004); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein,[2] Born: 1956		2005
President
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler,[2] Born: 1955		2006
Secretary
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr.,[2] Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

37

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and other	of Portfolio
directorships during past 5 years	since

Gordon M. Shone,[2] Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen,[2] Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

2Affiliated with the investment adviser.

3 Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

38

For more information

The Portfolio’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, Inc.	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Conservative Portfolio.

9800A 12/06
2/07

John Hancock

MUTUAL FUNDS

John Hancock

Lifestyle Growth Portfolio

Annual Report

12.31.06

Your portfolio at a
glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Portfolio’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 2 7

Trustees and officers
page 3 8

For more information
page 4 4

CEO corner

January 2007

To Our Shareholders,

The financial markets surprised many investors in 2006 by beating their expectations. At the beginning of the year, fears abounded about rising inflation – with sky high energy prices – stronger than expected economic growth, a decline in the housing boom and more interest rate hikes from the Federal Reserve. But by June, the economic data suggested the desired “soft landing” for the economy, energy prices stabilized, corporate earnings remained strong and the Fed stopped raising rates. With that, the market took off, producing double-digit returns instead of the single-digit ones originally thought to be the best the market would do. The ascent was widespread and the broad Standard & Poor’s 500 Index returned 15.79% .

The bond market also turned in a solid result, registering its seventh consecutive year of positive performance. Continuing the trend of the last several years, the best performances came from the high yield sector. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. The broad Lehman Brothers Aggregate Bond Index returned 4.33% for the year, while the Merrill Lynch High Yield Master II Index returned 11.74% .

After such a year, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year (since 1945, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks long-term growth of capital. Current income is also a consideration. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 20% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 80% of its assets in affiliated underlying funds that invest primarily in equity securities.

Over the last twelve months

► Stocks representing all market-capitalization ranges and investment styles benefited from a generally positive environment for equities.

► Except for a significant correction in May and June 2006, U.S. and international stock markets rose steadily throughout the year.

► The Portfolio’s exposure to international equity funds was particularly helpful to performance, while several of our domestic large-cap funds detracted.

Asset allocation
Equity	% of Total	Fixed Income	% of Total

U.S. Large Cap	39.1	High Yield Bond	7.0

International Large Cap	16.0	Intermediate Term Bond	4.0

U.S. Mid Cap	8.0	Multi-Sector Bond	4.0

U.S. Small Cap	6.9	Treasury Inflation-Protected Securities	3.0

International Small Cap	4.0	Global Bond	2.0

Natural Resources	4.0

Real Estate	2.0

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock

Lifestyle Growth Portfolio

Recently, the Portfolio’s fiscal year-end changed from August to December. What follows is a commentary for the 12 months ended December 31, 2006.

Large and small, value and growth, domestic and international, stocks of all types gained ground against a mostly favorable market backdrop in 2006. Corporate earnings remained strong throughout the year, while consumer spending also held up surprisingly well. Although oil prices rose sharply during the year’s first half, they fell from their summertime peak of nearly $80 per barrel to finish the year closer to $60. Concerns about rising inflation led to a significant stock market correction in May and June. However, better-than-anticipated inflation reports during the year’s second half finally enabled the Federal Reserve Board, in a long-awaited move, to refrain from raising short-term interest rates for the first time in more than two years. Beginning at its August meeting, the Fed left its benchmark federal funds rate alone at 5.25% at each of its subsequent meetings during the year. Against this backdrop, the U.S. stock market rose steadily following its summertime decline.

Overall, the S&P 500 Index gained 15.79% during the 12 months ending December 31, 2006. Value stocks in all market-capitalization ranges beat their growth-stock counterparts, while small- and mid-cap

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
International	▲	Benefited from strong stock selection, an underweighting in Japan
Value (Franklin		and currency gains for U.S. investors in European stocks.
Templeton)
U.S. Multi Sector	▼	Weak individual stock picks — especially in health care and
(GMO)		banks — hurt this fund’s results.
Capital	▼	An overweighting in the information technology sector — and
Appreciation		especially in the semiconductor industry— was a negative.
(Jennison)

2

From the MFC Global Investment Management (U.S.A.), LLC’s Portfolio Management Team

stocks generally outperformed large caps. International equities did particularly well, with the MSCI EAFE returning an impressive 26.87% . In addition to benefiting from many of the same fundamental trends helping U.S. companies, international stocks were further helped by strength in the euro and British pound relative to the U.S. dollar. Also gaining ground were natural resources stocks, which benefited from rising commodity prices for much of the period and excellent supply/demand fundamentals, while real estate securities were helped by their continued strong fundamentals, investors’ demand for yield and an apparent increase in speculative investment.

“Large and small, value

and growth, domestic and

international, stocks of all types

gained ground against a mostly

favorable market backdrop

in 2006.”

As a whole, fixed-income securities — which make up approximately 20% of the Portfolio’s assets — posted positive returns in 2006, overcoming a modest rise in interest rates. The Lehman Brothers Aggregate Bond Index, a broad measure of bond market performance, posted its seventh consecutive calendar year of positive results, gaining 4.33% .

Performance results

During the 12 months ending December 31, 2006, John Hancock Lifestyle Growth Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares produced total returns of 13.02%, 12.24%, 12.20%, 12.87%, 13.22%, 13.41% and 13.54%, respectively, at net asset value. Class R, Class R1 and Class R2 shares returned 7.64%, 7.75% and 7.80% at net asset value since beginning operations on September 18, 2006. Class 5 shares returned 9.89% at net asset value since beginning operation on July 3, 2006. In comparison, the Portfolio’s benchmark, the 80% S&P 500 Index/20% Lehman Brothers Aggregate Bond combined

Lifestyle Growth Portfolio   3

index, returned 13.43% and Morningstar’s average large blend fund returned 14.15% for the 12-month period.1 Keep in mind that your net asset value return will be different from the Portfolio’s performance if you were not invested in the Portfolio for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

International, large-cap value gains

During the period, our allocation to international equities was a significant positive. International Value (Franklin Templeton) — the Portfolio’s best performer overall — and International Core (GMO) were two standouts among our large-cap international holdings. International small-cap stocks also enjoyed particularly good results and the Portfolio benefited from positions in International Small Cap (Templeton) and International Small Company (Dimensional Fund Advisors).

Some of the Portfolio’s best performers during the year were U.S. large-cap value funds. In particular, Quantitative Value (MFC Global) and Equity Income (T. Rowe Price) turned in solid performances relative to the benchmark, thanks in large part to favorable market conditions for large-cap value stocks.

Another notable positive was our position in Natural Resources (Wellington). It is important to remember that while natural resource equities can be relatively volatile on a stand-alone basis, they can be excellent complements to other asset classes within a fully diversified portfolio. This is exactly what happened in 2006. Also helping was the Portfolio’s small allocation to domestic and global real estate securities.

U.S. Multi Sector (GMO) held a 7% position in the Portfolio and as a result had a relatively meaningful negative impact on performance. Core Equity (Legg Mason) also underperformed, driven largely by poor returns from its Internet holdings and lack of exposure to the energy sector. Two large-cap growth funds, Capital Appreciation (Jennison) and U.S. Global Leaders Growth (Sustainable Growth Advisers) were also relative detractors.

Within fixed income, our allocation to Real Return Bond (PIMCO) detracted from performance, as Treasury Inflation-Protected Securities (TIPS) underperformed traditional high-quality fixed-income instruments. On the other hand, fixed-income performance was helped by exposure to

4   Lifestyle Growth Portfolio

several high-yield bond funds. These holdings benefited from low corporate default rates and investors’ continued penchant for risk-oriented securities during the year. Overall, fixed-income securities made up approximately 20% of the Portfolio’s assets.

“Some of the Portfolio’s best

performers during the year were

U.S. large-cap value funds.”

Outlook

Global financial markets, and especially certain higher-risk asset classes, have benefited from ample global liquidity. Should that liquidity dry up, we could see a significant market correction, with higher-risk assets beginning to lag while cash-rich, mega-cap companies reverse their recent underperformance trend. The Portfolio is well exposed to both types of stocks, and we believe our emphasis on diversification should position us well if market conditions shift suddenly over the coming months, or if they remain as they have over the last five years.

As so many investors inevitably discover, trying to time asset class moves based on generalizations often has regrettable consequences and defeats the long-term smoothing effect of diversification. Our focus as portfolio managers is not on the latest quarter or even the past year’s performance. Rather our focus is on designing a portfolio that can compound shareholder wealth over time while evening out some of the inevitable bumps that occur along the way.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high-yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

Lifestyle Growth Portfolio   5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

1[a]	10-15-05	13.54%	—	—	15.91%	13.54%	—	—	19.63%

5[a]	7-3-06	—	—	—	—	—	—	—	9.89

A	10-18-05	7.34	—	—	10.72	7.34	—	—	13.06

B	10-18-05	7.24	—	—	11.55	7.24	—	—	14.08

C	10-18-05	11.20	—	—	14.75	11.20	—	—	18.04

Ra	9-18-06	—	—	—	—	—	—	—	7.64

R1[a]	9-18-06	—	—	—	—	—	—	—	7.75

R2[a]	9-18-06	—	—	—	—	—	—	—	7.80

R3[a]	10-18-05	12.87	—	—	15.35	12.87	—	—	18.78

R4[a]	10-18-05	13.22	—	—	15.69	13.22	—	—	19.21

R5[a]	10-18-05	13.41	—	—	15.90	13.41	—	—	19.47

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening (prior day’s close) on the inception date.

a For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

6   Lifestyle Growth Portfolio

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

1[2,3]	10-15-05	$11,963	$11,963	$11,547

5[2,3]	7-3-06	10,989	10,989	11,118

B2	10-18-05	11,808	11,408	11,722

C1,2	10-18-05	11,804	11,804	11,722

R2,3	9-18-06	10,764	10,764	10,559

R1[2,3]	9-18-06	10,775	10,775	10,559

R2[2,3]	9-18-06	10,780	10,780	10,559

R3[2,3]	10-18-05	11,878	11,878	11,722

R4[2,3]	10-18-05	11,921	11,921	11,722

R5[2,3]	10-18-05	11,947	11,947	11,722

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used combining 80% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 20% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 Index figure as of closest month end to inception date.

3 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

Lifestyle Growth Portfolio   7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your portfolio’s actual ongoing operating expenses, and is based on your portfolio’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,095.70	$3.01

Class B	1,000.00	1,091.90	7.07

Class C	1,000.00	1,091.60	6.85

Class Rb	1,000.00	1,076.40	2.81

Class R1[b]	1,000.00	1,077.50	2.07

Class R2[b]	1,000.00	1,078.00	1.33

Class R3	1,000.00	1,095.80	3.70

Class R4	1,000.00	1,097.60	2.54

Class R5	1,000.00	1,098.00	0.95

Class 1	1,000.00	1,099.10	0.53

Class 5	1,000.00	1,098.90	0.26

8   Lifestyle Growth Portfolio

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your portfolio’s ongoing operating expenses with those of any other portfolio. It provides an example of the Portfolio’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your portfolio’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other portfolio shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,022.33	$2.91

Class B	1,000.00	1,018.45	6.82

Class C	1,000.00	1,018.65	6.61

Class Rb	1,000.00	1,011.54	2.72

Class R1[b]	1,000.00	1,012.25	2.01

Class R2[b]	1,000.00	1,012.96	1.29

Class R3	1,000.00	1,021.68	3.57

Class R4	1,000.00	1,022.79	2.45

Class R5	1,000.00	1,024.30	0.92

Class 1	1,000.00	1,024.70	0.51

Class 5	1,000.00	1,024.55	0.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.57%, 1.34%, 1.30%, 0.95%, 0.70%, 0.45%, 0.70%, 0.48% 0.18%, 0.10% and 0.05% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period (inception date for Class R, Class R1 and Class R2) /365 or 366 (to reflect the one-half year period).

b Class R, Class R1 and Class R2 shares began operations 9-18-06.

c Class 5 shares began operations on 7-3-06.

Lifestyle Growth Portfolio   9

F I N A N C I A L   S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-06

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.99%		$8,442,246,179
(Cost $7,708,414,925)
John Hancock Funds II

All Cap Core Fund Class NAV	15,849,195	$168,952,416

All Cap Growth Fund Class NAV	4,776,494	84,591,707

All Cap Value Fund Class NAV	10,471,873	168,806,600

Blue Chip Growth Fund Class NAV	17,558,955	339,063,428

Capital Appreciation Fund Class NAV	33,085,055	339,121,814

Core Equity Fund Class NAV	15,842,368	253,794,731

Equity-Income Fund Class NAV	13,528,131	254,058,301

Fundamental Value Fund Class NAV	19,902,134	338,336,284

Global Bond Fund Class NAV	11,705,521	169,144,777

Global Real Estate Fund Class NAV	7,231,690	84,972,356

High Income Fund Class NAV	7,745,928	84,120,779

High Yield Fund Class NAV	41,471,626	422,595,868

International Equity Index Fund Class NAV	8,264,997	169,432,446

International Opportunities Fund Class NAV	18,834,129	338,449,295

International Small Cap Fund Class NAV	8,123,514	169,456,498

International Small Company Fund Class NAV	16,106,293	169,438,202

International Value Fund Class NAV	18,105,422	338,390,330

Large Cap Fund Class NAV	5,418,073	84,576,120

Large Cap Value Fund Class NAV	3,375,795	84,496,152

Mid Cap Index Fund Class NAV	21,415,982	421,038,199

Mid Cap Stock Fund Class NAV	5,030,627	84,212,693

Mid Cap Value Equity Fund Class NAV	8,106,565	84,146,143

Natural Resources Fund Class NAV	9,483,524	338,372,140

Quantitative Value Fund Class NAV	14,685,722	254,650,416

Real Estate Equity Fund Class NAV	6,841,689	80,731,933

Real Return Bond Fund Class NAV	19,609,601	253,748,231

Small Cap Fund Class NAV	5,446,349	83,982,696

Small Cap Index Fund Class NAV	5,004,947	84,383,414

Small Cap Opportunities Fund Class NAV	6,599,007	159,036,070

Small Company Growth Fund Class NAV	7,023,448	84,000,441

Small Company Value Fund Class NAV	3,354,031	84,387,412

Special Value Fund Class NAV	3,882,069	84,318,532

See notes to financial statements

10   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value
John Hancock Funds II (continued)

Spectrum Income Fund Class NAV	16,190,977	$168,871,890

Strategic Bond Fund Class NAV	7,068,956	84,120,571

Strategic Income Fund Class NAV	8,445,849	84,120,652

Total Return Fund Class NAV	24,828,685	338,166,695

U.S. Global Leaders Growth Fund Class NAV	18,812,145	253,775,834

U.S. High Yield Bond Fund Class NAV	6,382,353	84,183,241

U.S. Multi Sector Fund Class NAV	54,008,568	593,554,164

Value & Restructuring Fund Class NAV	7,053,772	84,856,872

Vista Fund Class NAV	7,320,314	84,769,237
John Hancock Funds III 6.00%

International Core Fund Class NAV	11,887,939	507,020,599

Total investments 99.99% (Cost $7,708,414,925)		$8,442,246,179

Other assets in excess of liabilities 0.01%		$1,087,910

Total net assets 100.00%		$8,443,334,089

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

Lifestyle Growth Portfolio   11

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (cost $7,708,414,925)	$8,442,246,179
Receivable for investments sold	28,812,816
Receivable for fund shares sold	4,591,723
Receivable from affiliates	9,108
Other assets	13,275
Total assets	8,475,673,101

Liabilities

Due to custodian	2,491,430
Payable for investments purchased	2,274,243
Payable for fund shares repurchased	26,448,315
Payable to affiliates
Fund administration fees	208,248
Transfer agent fees	266,743
Trustees’ fees	26,156
Other payables and accrued expenses	623,877
Total liabilities	32,339,012

Net assets

Capital paid-in	7,711,045,242
Accumulated net realized loss on investments	(1,542,407)
Net unrealized appreciation on investments in affiliated underlying funds	733,831,254
Net assets	$8,443,334,089

Net asset value per share

Based on net asset values and shares outstanding — The Portfolio has an unlimited number of shares authorized with no par value.
Class A ($165,493,663 ÷ 11,241,217 shares)	$14.72
Class B ($38,510,077 ÷ 2,614,415 shares)	$14.73
Class C ($151,869,219 ÷ 10,314,025 shares)	$14.72
Class R ($135,966 ÷ 9,190 shares)	$14.79
Class R1 ($107,747 ÷ 7,295 shares)	$14.77
Class R2 ($107,824 ÷ 7,313 shares)	$14.74
Class R3 ($3,723,467 ÷ 253,116 shares)	$14.71
Class R4 ($7,168,934 ÷ 487,382 shares)	$14.71
Class R5 ($2,321,496 ÷ 157,768 shares)	$14.71
Class 1 ($8,059,007,923 ÷ 549,331,341 shares)	$14.67
Class 5 ($14,887,773 ÷ 1,015,556 shares)	$14.66

Maximum offering price per share

Class A1 ($14.72 ÷ 95%)	$15.49

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

12   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 12-31-06.

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Investment income
Income distributions received from affiliated underlying funds	$70,403,278	$91,035,551
Total investment income	70,403,278	91,035,551

Expenses
Investment management fees (Note 3)	2,324,445	1,099,213
Distribution and service fees (Note 3)	3,231,975	1,919,780
Transfer agent fees (Note 3)	144,604	164,164
Blue sky fees (Note 3)	110,195	51,185
Printing and postage fees (Note 3)	135,707	53,447
Fund administration fees (Note 3)	477,403	181,443
Audit and legal fees	182,437	68,929
Custodian fees	12,763	4,014
Trustees’ fees (Note 3)	65,233	24,792
Registration and filing fees	206,837	78,611
Miscellaneous	53,195	13,709
Total expenses	6,944,794	3,659,287
Less expense reductions (Note 3)	(162,750)	(36,202)
Net expenses	6,782,044	3,623,085
Net investment income	63,621,234	87,412,466

Realized and unrealized gain
Net realized gain on investments	158,888,831	34,492,470
Capital gain distributions received from affiliated underlying funds	14,311,942	120,773,853
Change in net unrealized appreciation of investments
in affiliated underlying funds	356,753,561	377,077,693
Net realized and unrealized gain	529,954,334	532,344,016
Increase in net assets from operations	$593,575,568	$619,756,482

a Period from 10-15-05 (commencement of operations) to 8-31-06.
b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Growth Portfolio   13

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. It reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Increase (decrease) in net assets
From operations
Net investment income	$63,621,234	$87,412,466
Net realized gain	173,200,773	155,266,323
Change in net unrealized appreciation	356,753,561	377,077,693
Increase in net assets resulting from operations	593,575,568	619,756,482
Distributions to shareholders
From net investment income
Class A	(46,836)	(4,431,521)
Class B	(6,890)	(878,972)
Class C	(19,011)	(3,493,928)
Class R	—	(3,340)
Class R1	—	(2,862)
Class R2	—	(3,020)
Class R3	(519)	(99,284)
Class R4	(571)	(200,909)
Class R5	(2,527)	(68,375)
Class 1	(35,586,379)	(242,862,495)
Class 5	—	(423,491)
From net realized gain
Class A	—	(3,753,671)
Class B	—	(885,252)
Class C	—	(3,490,555)
Class R	—	(3,040)
Class R1	—	(2,462)
Class R2	—	(2,462)
Class R3	—	(85,475)
Class R4	—	(163,697)
Class R5	—	(52,865)
Class 1	—	(184,797,243)
Class 5	—	(319,070)

See notes to financial statements

14   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Statement of changes in net assets (continued)

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Distributions to shareholders (continued)
From capital paid-in
Class A	—	$(3,047,402)
Class B	—	(619,415)
Class C	—	(2,459,169)
Class R	—	(2,320)
Class R1	—	(1,972)
Class R2	—	(2,067)
Class R3	—	(68,421)
Class R4	—	(137,468)
Class R5	—	(46,482)
Class 1	—	(164,782,068)
Class 5	—	(287,001)
	(35,662,733)	(617,477,774)
From Fund share transactions	6,754,830,162	1,128,312,384

Net assets
Beginning of period	—	7,312,742,997
End of period	$7,312,742,997	$8,443,334,089
Accumulated net investment income	$42,886,862	—

a Period from 10-15-05 (commencement of operations) to 8-31-06.
b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Growth Portfolio   15

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance
Net asset value, beginning of period	$13.35	$14.63
Net investment income [h,v]	0.07	0.16
Net realized and unrealized
gain on investments	1.28	1.01
Total from investment operations	1.35	1.17
Less distributions
From net investment income	(0.07)	(0.43)
From net realized gain	—	(0.36)
From capital paid-in	—	(0.29)
	(0.07)	(1.08)
Net asset value, end of period	$14.63	$14.72
Total return [k,m] (%)	10.18[l]	8.00
Ratios and supplemental data

Net assets, end of period
(in millions)	$103	$165
Ratio of net expenses to average
net assets [q,r] (%)	0.61	0.58
Ratio of gross expenses to average
net assets [q,r] (%)	0.72[p]	0.58
Ratio of net investment income
to average net assets [r,v] (%)	0.55	3.18
Portfolio turnover [m] (%)	26	4

See notes to financial statements

16   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance
Net asset value, beginning of period	$13.35	$14.57
Net investment income (loss) [h,v]	(0.02)	0.12
Net realized and unrealized
gain on investments	1.30	1.01
Total from investment operations	1.28	1.13
Less distributions
From net investment income	(0.06)	(0.36)
From net realized gain	—	(0.36)
From capital paid-in	—	(0.25)
	(0.06)	(0.97)
Net asset value, end of period	$14.57	$14.73
Total return [k,l,m] (%)	9.57	7.77
Ratios and supplemental data

Net assets, end of period
(in millions)	$24	$39
Ratio of net expenses to average
net assets [q,r] (%)	1.34	1.35
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.69	1.40
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(0.19)	2.45
Portfolio turnover [m] (%)	26	4

See notes to financial statements

Lifestyle Growth Portfolio   17

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance
Net asset value, beginning of period	$13.35	$14.57
Net investment income (loss) [h,v]	(0.02)	0.13
Net realized and unrealized
gain on investments	1.30	0.99
Total from investment operations	1.28	1.12
Less distributions
From net investment income	(0.06)	(0.36)
From net realized gain	—	(0.36)
From capital paid-in	—	(0.25)
	(0.06)	(0.97)
Net asset value, end of period	$14.57	$14.72
Total return [k,m] (%)	9.57[l]	7.73
Ratios and supplemental data

Net assets, end of period
(in millions)	$93	$152
Ratio of net expenses to average
net assets [q,r] (%)	1.33	1.29
Ratio of gross expenses to average
net assets [q,r] (%)	1.44[p]	1.29
Ratio of net investment income
(loss) to average net assets [r,v] (%)	(0.14)	2.53
Portfolio turnover [m] (%)	26	4

See notes to financial statements

18   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-06[b,c]
Per share operating performance

Net asset value, beginning of period	$14.70
Net investment income [h,v]	0.15
Net realized and unrealized
gain on investments	0.98
Total from investment operations	1.13
Less distributions
From net investment income	(0.40)
From net realized gain	(0.36)
From capital paid-in	(0.28)
(1.04)
Net asset value, end of period	$14.79
Total return [k,l] (%)	7.64[m]
Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.95[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.41[r]
Ratio of net investment income
to average net assets [v] (%)	3.39[r]
Portfolio turnover (%)	4[m]

See notes to financial statements

Lifestyle Growth Portfolio   19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[b,c]
Per share operating performance

Net asset value, beginning of period	$14.70
Net investment income [h,v]	0.14
Net realized and unrealized
gain on investments	1.00
Total from investment operations	1.14
Less distributions
From net investment income	(0.42)
From net realized gain	(0.36)
From capital paid-in	(0.29)
(1.07)
Net asset value, end of period	$14.77
Total return [k,l] (%)	7.75[m]
Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.69[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.95[r]
Ratio of net investment income
to average net assets [v] (%)	3.23[r]
Portfolio turnover (%)	4[m]

See notes to financial statements

20   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	12-31-06[b,c]
Per share operating performance

Net asset value, beginning of period	$14.70
Net investment income [h,v]	0.15
Net realized and unrealized
gain on investments	0.99
Total from investment operations	1.14
Less distributions
From net investment income	(0.44)
From net realized gain	(0.36)
From capital paid-in	(0.30)
(1.10)
Net asset value, end of period	$14.74
Total return [k,l] (%)	7.80[m]
Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.45[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.74[r]
Ratio of net investment income
to average net assets [v] (%)	3.48[r]
Portfolio turnover (%)	4[m]

See notes to financial statements

Lifestyle Growth Portfolio   21

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	8-31-06[a]	12-31-06[b]
Per share operating performance

Net asset value, beginning of period	$13.35	$14.61
Net investment income [h,v]	0.07	0.16
Net realized and unrealized
gain on investments	1.26	1.01
Total from investment operations	1.33	1.17
Less distributions
From net investment income	(0.07)	(0.42)
From net realized gain	—	(0.36)
From capital paid-in		(0.29)
	(0.07)	(1.07)
Net asset value, end of period	$14.61	$14.71
Total return [k,l,m] (%)	9.98	8.00
Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$4
Ratio of net expenses to average
net assets [q,r] (%)	0.68	0.71
Ratio of gross expenses to average
net assets [p,q,r] (%)	5.07	1.35
Ratio of net investment income
to average net assets [r,v] (%)	0.62	3.13
Portfolio turnover [m] (%)	26	4

See notes to financial statements

22   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	8-31-06[a]	12-31-06[b]
Per share operating performance

Net asset value, beginning of period	$13.35	$14.64
Net investment income [h,v]	0.08	0.16
Net realized and unrealized
gain on investments	1.29	1.01
Total from investment operations	1.37	1.17
Less distributions
From net investment income	(0.08)	(0.44)
From net realized gain	—	(0.36)
From capital paid-in		(0.30)
	(0.08)	(1.10)
Net asset value, end of period	$14.64	$14.71
Total return [k,l,m] (%)	10.26	8.04
Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$7
Ratio of net expenses to average
net assets [q,r] (%)	0.49	0.53
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.78	0.80
Ratio of net investment income
to average net assets [r,v] (%)	0.69	3.12
Portfolio turnover [m] (%)	26	4

See notes to financial statements

Lifestyle Growth Portfolio   23

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	8-31-06[a]	12-31-06[b]
Per share operating performance

Net asset value, beginning of period	$13.35	$14.66
Net investment income [h,v]	0.09	0.18
Net realized and unrealized
gain on investments	1.30	1.02
Total from investment operations	1.39	1.20
Less distributions
From net investment income	(0.08)	(0.47)
From net realized gain	—	(0.36)
From capital paid-in		(0.32)
	(0.08)	(1.15)
Net asset value, end of period	$14.66	$14.71
Total return [k,l,m] (%)	10.47	8.15
Ratios and supplemental data

Net assets, end of period
(in millions)	$2	$2
Ratio of net expenses to average
net assets [q,r] (%)	0.19	0.20
Ratio of gross expenses to average
net assets [p,q,r] (%)	2.52	1.40
Ratio of net investment income
to average net assets [r,v] (%)	0.70	3.54
Portfolio turnover [m] (%)	26	4

See notes to financial statements

24   Lifestyle Growth Portfolio

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a]	12-31-06[b]
Per share operating performance

Net asset value, beginning of period	$13.31	$14.63
Net investment income [h,v]	0.15	0.17
Net realized and unrealized
gain on investments	1.25	1.03
Total from investment operations	1.40	1.20
Less distributions
From net investment income	(0.08)	(0.48)
From net realized gain	—	(0.36)
From capital paid-in	—	(0.32)
	(0.08)	(1.16)
Net asset value, end of period	$14.63	$14.67
Total return [k,m] (%)	10.58	8.18
Ratios and supplemental data

Net assets, end of period
(in millions)	$7,081	$8,059
Ratio of net expenses to average
net assets [q,r] (%)	0.11	0.11
Ratio of net investment income
to average net assets [r,v] (%)	1.17	3.34
Portfolio turnover [m] (%)	26	4

See notes to financial statements

Lifestyle Growth Portfolio   25

F I N A N C I A L   S T A T E M E N T S

Financial highlights

CLASS 5 SHARES

Period ended	8-31-06[a]	12-31-06[b]
Per share operating performance

Net asset value, beginning of period	$14.40	$14.62
Net investment gain (loss) [h,v]	—[j]	0.24
Net realized and unrealized
gain on investments	0.22	0.97
Total from investment operations	0.22	1.21
Less distributions
From net investment income	—	(0.48)
From net realized gain	—	(0.36)
From capital paid-in	—	(0.33)
	—	(1.17)
Net asset value, end of period	$14.62	$14.66
Total return [k,m] (%)	1.53	8.24
Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$15
Ratio of net expenses to average
net assets [q,r] (%)	0.06	0.06
Ratio of net investment loss
to average net assets [r,v] (%)	(0.02)	4.68
Portfolio turnover [m] (%)	26	4

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operation on 10-15-05, and Class 5 shares began operation on 7-3-06.
b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.
c Class R, Class R1 and Class R2 shares began operations on 9-18-06.
h Based on the average of the shares outstanding.
i Less than $500,000.
j Less than $0.01 per share.
k Assumes dividend reinvestment and does not reflect the effect of sales charges.
l Total returns would have been lower had certain expenses not been reduced during the period shown.
m Not annualized.
p Does not take into consideration expense reductions during the period shown.
q Does not include expenses of the investment companies in which the Portfolio invests.
r Annualized.
v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See notes to financial statements

26   Lifestyle Growth Portfolio

Notes to financial statements

1. Organization

The John Hancock Lifestyle Growth Portfolio (the “Portfolio”) is a non-diversified series of John Hancock Funds II (the “Trust”). The Trust was established as a Massachusetts business trust on June 28, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.

The Portfolio operates as a “fund of funds,” investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds III and in other permitted investments. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities & Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Portfolio commenced operations after certain separate accounts of John Hancock USA redeemed their interests in portfolios of  John Hancock Trust and certain unaffiliated mutual funds of approximately $1.2 billion at the close of business on October 14, 2005, with additional redemption proceeds of approximately $4.4 billion received on October 28, 2005, and invested such proceeds in Class 1 shares of the Portfolio, which in turn invested the proceeds in affiliated underlying funds of the Trust.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

Class A, Class B and Class C shares are open to all retail investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan.

The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the Portfolio from August 31 to December 31.

Lifestyle Growth Portfolio   27

Accordingly, the Portfolio’s financial statements and related notes include information as of the four-month period ended December 31, 2006 and the period ended August 31, 2006.

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 P.M. Eastern Time. Investments in the affiliated underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related investment income

Investment security transactions in the affiliated underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and capital gain distributions from the affiliated underlying funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio seeks to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting

28   Lifestyle Growth Portfolio

from the adoption of the Interpretation on the Portfolio’s financial statements. The Portfolio will implement this pronouncement no later than June 29, 2007.

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio, and its impact, if any, resulting from the adoption of FAS 157 on the Portfolio’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

During the period ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $35,662,733. During the four-month period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $411,384,565, tax return of capital $171,427,293 and long-term capital gain $34,665,916. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. As of December 31, 2006, there were no distributable earnings on a tax basis.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

3. Investment advisory and other agreements

Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio’s expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006, and may thereafter be terminated by the Adviser at any time. During the period ended August 31, 2006, the expense reductions related to these expense limitation amounted to $41,134, $30,659, $33,679, $17,776, $17,357 and $19,973 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively. During the four-month period ended December 31, 2006, the expense reductions related to this expense limitation amounted to $5,269, $3,646, $3,648, $3,648, $5,956, $5,157 and $7,306 for Class B, Class R,

Lifestyle Growth Portfolio   29

Class R1, Class R2, Class R3, Class R4 and Class R5, respectively.

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to the Class 5. There were no expense reductions related to this expense limitation during the period ended August 31, 2006 and the four-month period ended December 31, 2006. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with John Hancock Funds, LLC (“JH Funds”), the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

The Portfolio has also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolio pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. During the four-month period ended December 31, 2006, the Portfolio was informed that the Distributor received net up-front sales charges of $1,610,431 with regard to sales of Class A shares. Of this amount, $260,333 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,335,109 was paid as sales commissions to unrelated broker-dealers and $14,989 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the four-month period ended December 31, 2006, the Portfolio was informed that CDSCs received by the Distributor amounted to $25,024 for Class B shares and $26,519 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and

30   Lifestyle Growth Portfolio

Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to  terminate this limitation in the future. In addition, Signature Services has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. During the period ended August 31, 2006, the transfer agent fees reductions amounted to $457, $797 and $918 for Class R3, Class R4 and Class R5 shares, respectively. Accordingly, the transfer agent fee reductions amounted to $45, $30, $42, $600, $478 and $377 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, during the four-month period ended December 31, 2006. Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the period ended August 31, 2006 and the four-month period ended December 31, 2006, were as follows:

Period ended 8-31-06
	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$114,180	$62,773	$22,848	$52,540
Class B	86,746	17,572	17,171	21,296
Class C	314,958	60,828	20,105	41,921
Class R	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	2,098	644	16,055	2,098
Class R4	4,260	1,510	16,055	2,587
Class R5	28	1,277	17,961	2,828
Class 1	2,709,705	—	—	12,437
Class 5	—	—	—	—
Total	$3,231,975	$144,604	$110,195	$135,707

Four months ended 12-31-06
	Distribution and	Transfer		Printing and
Share Class	service fees	agent	Blue sky	postage

Class A	$132,941	$69,490	$8,653	$20,101
Class B	103,803	20,761	6,503	8,108
Class C	405,896	70,402	7,614	15,993
Class R	239	61	3,150	525
Class R1	149	45	3,150	525
Class R2	74	57	3,150	525
Class R3	5,285	1,113	6,081	798
Class R4	7,081	1,537	6,081	983
Class R5	40	698	6,803	1,082
Class 1	1,264,272	—	—	4,807
Class 5	—	—	—	—
Total	$1,919,780	$164,164	$51,185	$53,447

Lifestyle Growth Portfolio   31

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each Portfolio’s average daily net asset value.

4. Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Capital shares

Share activities for the Portfolio during the last two periods were as follows:

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class A shares
Sold	7,413,437	$107,056,385	3,841,069	$58,423,570
Distributions reinvested	3,180	44,453	727,891	10,743,675
Repurchased	(361,010)	(5,177,905)	(383,350)	(5,839,239)
Net increase	7,055,607	$101,922,933	4,185,610	$63,328,006

Class B shares
Sold	1,720,077	$24,839,956	886,607	$13,434,315
Distributions reinvested	435	6,092	155,491	2,296,598
Repurchased	(64,700)	(923,569)	(83,495)	(1,273,331)
Net increase	1,655,812	$23,922,479	958,603	$14,457,582

Class C shares
Sold	6,576,277	$95,022,521	3,520,680	$53,321,544
Distributions reinvested	1,182	16,531	612,571	9,041,554
Repurchased	(177,998)	(2,523,827)	(218,687)	(3,318,501)
Net increase	6,399,461	$92,515,225	3,914,564	$59,044,597

Class R shares [c]
Sold	—	—	8,603	$128,040
Distributions reinvested	—	—	587	8,700
Repurchased	—	—	—	(3)
Net increase	—	—	9,190	$136,737

Class R1 shares [c]
Sold	—	—	6,803	$100,001
Distributions reinvested	—	—	492	7,296
Repurchased	—	—	—	(1)
Net increase	—	—	7,295	$107,296

Class R2 shares [c]
Sold	—	—	6,803	$100,001
Distributions reinvested	—	—	510	7,549
Repurchased	—	—	—	(1)
Net increase	—	—	7,313	$107,549

Class R3 shares
Sold	152,570	$2,166,010	112,022	$1,698,636
Distributions reinvested	—	—	17,157	253,064
Repurchased	(351)	(5,030)	(28,282)	(437,160)
Net increase	152,219	$2,160,980	100,897	$1,514,540

32   Lifestyle Growth Portfolio

	Period ended 8-31-06[a]		Four months ended 12-31-06[b]
	Shares	Amount	Shares	Amount

Class R4 shares
Sold	330,719	$4,841,734	163,347	$2,452,277
Distributions reinvested	—	—	34,039	502,074
Repurchased	(16,347)	(238,184)	(24,376)	(378,017)
Net increase	314,372	$4,603,550	173,010	$2,576,334

Class R5 shares
Sold	113,625	$1,616,476	50,951	$783,939
Distributions reinvested	136	1,904	11,371	167,722
Repurchased	(8,639)	(122,977)	(9,676)	(152,668)
Net increase	105,122	$1,495,403	52,646	$798,993

Class 1 shares
Sold	486,658,311	$6,563,462,581	28,002,092	$425,819,245
Distributions reinvested	2,554,657	35,586,379	40,274,766	592,441,806
Repurchased	(5,180,020)	(74,075,698)	(2,978,465)	(44,028,057)
Net increase	484,032,948	$6,524,973,262	65,298,393	$974,232,994

Class 5 shares
Sold	225,361	$3,236,330	722,012	$11,006,269
Distributions reinvested	—	—	70,038	1,029,562
Repurchased	—	—	(1,855)	(28,075)
Net increase	225,361	$3,236,330	790,195	$12,007,756

Net increase	499,940,902	$6,754,830,162	$75,497,716	$1,128,312,384

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, and Class 1 shares began operation on 10-15-05 and Class 5 shares began operation on 7-3-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

6. Investment transactions

Purchases and sales of the affiliated underlying funds during the four-month period ended December 31, 2006, aggregated $1,056,179,618 and $336,307,170, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $7,709,957,332. Gross unrealized appreciation and depreciation of investments aggregated $742,160,253 and $9,871,406, respectively, resulting in net unrealized appreciation of $732,288,847.

7. Investment in affiliated underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control.

A summary of the Portfolio’s transactions in the securities of affiliated issuers in which the Portfolio’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the four-month period ended December 31, 2006 is set forth below.

Lifestyle Growth Portfolio   33

	Beginning
Affiliate —	Share	Shares	Shares	Ending Share		Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

All Cap Core	14,681,919	1,169,734	2,458	15,849,195	$26,140	$168,952,416
All Cap Growth	4,441,115	336,021	642	4,776,494	11,319	84,591,707
All Cap Value	9,211,950	1,261,668	1,745	10,471,873	28,850	168,806,600
Blue Chip Growth	16,408,692	1,153,876	3,613	17,558,955	68,926	339,063,428
Capital Appreciation	30,983,896	2,459,347	358,188	33,085,055	3,526,427	339,121,814
Core Equity	15,550,538	405,938	114,108	15,842,368	1,775,155	253,794,731
Equity-Income	12,065,362	1,465,609	2,840	13,528,131	55,329	254,058,301
Fundamental Value	18,421,529	1,486,026	5,421	19,902,134	92,123	338,336,284
Global Bond	9,830,446	1,991,436	116,361	11,705,521	1,785,405	169,144,777
Global Real Estate	7,148,278	395,499	312,087	7,231,690	3,625,466	84,972,356
High Income	7,347,765	434,821	36,658	7,745,928	398,673	84,120,779
High Yield	36,182,183	5,423,896	134,453	41,471,626	1,243,619	422,595,868
International Core*	11,118,538	1,093,999	324,598	11,887,939	13,329,729	507,020,599
International
Equity Index	7,696,629	641,581	73,213	8,264,997	1,447,324	169,432,446
International
Opportunities	18,186,292	1,192,052	544,215	18,834,129	9,644,801	338,449,295
International
Small Cap	6,963,951	1,361,959	202,396	8,123,514	4,325,348	169,456,498
International
Small Company	15,667,344	943,293	504,344	16,106,293	5,147,457	169,438,202
International Value	16,379,362	2,011,892	285,832	18,105,422	5,362,532	338,390,330
Large Cap	4,966,896	452,174	997	5,418,073	15,821	84,576,120
Large Cap Value	3,141,475	234,906	586	3,375,795	14,506	84,496,152
Mid Cap Core	12,729,621	301,420	13,031,041	—	241,852,246	—
Mid Cap Index	8,008,519	13,410,504	3,041	21,415,982	59,720	421,038,199
Mid Cap Stock	4,663,342	368,290	1,005	5,030,627	17,180	84,212,693
Mid Cap Value Equity	7,584,913	523,197	1,545	8,106,565	15,876	84,146,143
Natural Resources	8,191,364	2,258,138	965,978	9,483,524	35,316,188	338,372,140
Quantitative Value	13,197,327	1,518,174	29,779	14,685,722	440,892	254,650,416
Real Estate Equity	6,709,222	400,243	267,776	6,841,689	3,309,229	80,731,933
Real Return Bond	16,403,954	3,228,167	22,520	19,609,601	219,005	253,748,231
Small Cap	5,288,773	189,880	32,304	5,446,349	499,008	83,982,696
Small Cap Index	4,668,215	337,945	1,213	5,004,947	20,708	84,383,414
Small Cap Opportunities	6,348,995	250,012	—	6,599,007	—	159,036,070
Small Company Growth	6,665,328	359,537	1,417	7,023,448	16,994	84,000,441
Small Company Value	3,136,883	218,007	859	3,354,031	21,630	84,387,412
Special Value	3,591,654	291,305	890	3,882,069	19,168	84,318,532
Spectrum Income	14,156,989	2,036,489	2,501	16,190,977	26,181	168,871,890
Strategic Bond	6,157,718	912,135	897	7,068,956	10,727	84,120,571
Strategic Income	7,208,455	1,238,435	1,041	8,445,849	10,393	84,120,652
Total Return	21,207,881	3,652,827	32,023	24,828,685	335,619	338,166,695
U.S. Global
Leaders Growth	17,289,398	1,526,677	3,930	18,812,145	53,214	253,775,834
U.S. High Yield Bond	5,547,813	835,393	853	6,382,353	11,311	84,183,241
U.S. Multi Sector	49,218,806	4,814,566	24,804	54,008,568	106,097	593,554,164
Value & Restructuring	6,588,884	466,360	1,472	7,053,772	17,575	84,856,872
Vista	6,819,209	502,492	1,387	7,320,314	15,753	84,769,237

* Represents the Portfolio’s investment in John Hancock Funds III International Core Fund.

34   Lifestyle Growth Portfolio

8. Reclassification of accounts

During the four-month period ended December 31, 2006, the Portfolio reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $156,668,748, a decrease in accumulated net investment loss of $328,096,041 and a decrease in capital paid-in of $171,427,293. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for overdistribution. The calculation of net investment income per share in the Portfolio’s Financial Highlights excludes these adjustments.

Lifestyle Growth Portfolio   35

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds II and Shareholders of
John Hancock Lifestyle Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Lifestyle Growth Portfolio (the “Portfolio”) at December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 1, 2007

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2006.

The Portfolio has designated distributions to shareholders of $34,665,916 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Portfolio for the fiscal period ended December 31, 2006, 7.88% of the dividends qualify for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209
Director, Island Commuter Corp. (marine transport). Trustee of John
Hancock Trust (since 1988).

Peter S. Burgess, Born: 1942	2005	209
Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook, Born: 1937	2005	209
Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan, Born: 1945	2005	209
Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust (since 2005).

James M. Oates, Born: 1946	2005	209
Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997). Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual
Funds (since 1988). Trustee of John Hancock Trust (since 2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259
Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial
Group, LLC (holding company) and John Hancock Funds, LLC; President,
John Hancock Annuities; Executive Vice President, John Hancock Life
Insurance Company (since June 2004); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein,[2] Born: 1956		2005
President
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler,[2] Born: 1955		2006
Secretary
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr.,[2] Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and other	of Portfolio
directorships during past 5 years	since

Gordon M. Shone,[2] Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen,[2] Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

2Affiliated with the investment adviser.

3 Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, Inc.	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying fund’s accounting policies are outlined in the underlying fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

J O H N   H A N C O C K   F A M I L Y   O F   F U N D S

EQUITY
Balanced Fund
Classic Value Fund
Classic Value Fund II
Core Equity Fund
Focused Equity Fund
Growth Fund
Growth Opportunities Fund
Growth Trends Fund
Intrinsic Value Fund
Large Cap Equity Fund
Large Cap Select Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Fund
Small Cap Intrinsic Value Fund
Sovereign Investors Fund
U.S. Core Fund
U.S. Global Leaders Growth Fund
Value Opportunities Fund

ASSET ALLOCATION
Allocation Core Portfolio
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio
Lifecycle 2015 Portfolio
Lifecycle 2020 Portfolio
Lifecycle 2025 Portfolio
Lifecycle 2030 Portfolio
Lifecycle 2035 Portfolio
Lifecycle 2040 Portfolio
Lifecycle 2045 Portfolio
Lifecycle Retirement Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

INTERNATIONAL
Greater China Opportunities Fund
International Allocation Portfolio
International Classic Value Fund
International Core Fund
International Fund
International Growth Fund

INCOME
Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

TAX-FREE INCOME
California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

MONEY MARKET
Money Market Fund
U.S. Government Cash Reserve

CLOSED-END
Bank and Thrift Opportunity Fund
Financial Trends Fund, Inc.
Income Securities Trust
Investors Trust
Patriot Global Dividend Fund
Patriot Preferred Dividend Fund
Patriot Premium Dividend Fund I
Patriot Premium Dividend Fund II
Patriot Select Dividend Fund
Preferred Income Fund
Preferred Income II Fund
Preferred Income III Fund
Tax-Advantaged Dividend Income Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Growth Portfolio.

0400A    12/06
                2/07

John Hancock

MUTUAL FUNDS

John Hancock

Lifestyle Moderate Portfolio

Annual Report

12.31.06

CEO corner

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Your expenses
page 8

Fund’s investments
page 1 0

Financial statements
page 1 2

Notes to financial
statements
page 2 7

Trustees and officers
page 3 7

For more information
page 4 0

January 2007

To Our Shareholders,

The financial markets surprised many investors in 2006 by beating their expectations. At the beginning of the year, fears abounded about rising inflation – with sky high energy prices – stronger than expected economic growth, a decline in the housing boom and more interest rate hikes from the Federal Reserve. But by June, the economic data suggested the desired “soft landing” for the economy, energy prices stabilized, corporate earnings remained strong and the Fed stopped raising rates. With that, the market took off, producing double-digit returns instead of the single-digit ones originally thought to be the best the market would do. The ascent was widespread and the broad Standard & Poor’s 500 Index returned 15.79% .

The bond market also turned in a solid result, registering its seventh consecutive year of positive performance. Continuing the trend of the last several years, the best performances came from the high yield sector. A healthy corporate earnings environment drove default rates down to near historical low levels and bolstered strong demand from yield-hungry investors. The broad Lehman Brothers Aggregate Bond Index returned 4.33% for the year, while the Merrill Lynch High Yield Master II Index returned 11.74% .

After such a year, we encourage investors to sit back, take stock and set some realistic expectations. While history argues for another good year (since 1945, the S&P 500 Index has always produced positive results in the third year of a presidential term) opinions are divided on the future of this more-than-four-year-old bull market.

We believe it’s wise to work with your financial professional to determine whether changes are now in order to your mix of portfolios. Some stock groups have had long runs of outperformance, such as small-cap stocks, value stocks and real estate investment trusts. Others had truly outsized returns in 2006, such as the telecom and energy sectors, China and emerging markets – not to mention the continued outperformance in general of international markets versus the U.S. Among bonds, the high yield category has become richly valued after such a long run up. These trends argue for a look to determine if these categories now represent a larger stake in your portfolios than prudent diversification would suggest they should, based on your risk profile, investment objectives and time horizons.

Sincerely,

Keith F. Hartstein,
President and Chief Executive Officer

This commentary reflects the CEO’s views as of December 31, 2006. They are subject to change at any time.

Your portfolio at a glance

The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income. To pursue this goal, the Portfolio, which is a fund-of-funds, normally invests approximately 60% of its assets in affiliated underlying funds that invest primarily in fixed-income securities and approximately 40% of its assets in affiliated underlying funds that invest primarily in equity securities.

Over the last twelve months

► Bonds fell during the first half of 2006 but later bounced back, as the economy slowed and the Fed kept interest rates steady beginning in August.

► Stocks representing all market-capitalization ranges and investment styles benefited from a generally positive environment for equities.

► The Portfolio especially benefited from its allocations to international equities and risk-oriented bonds, while Treasury Inflation-Protected Securities underperformed.

Asset allocation

Equity	% of Total

U.S. Large Cap	21.2

International Large Cap	11.1

U.S. Small Cap	4.0

Real Estate	3.9

Fixed Income	% of Total

Intermediate Term Bond	21.9

High Yield Bond	12.0

Multi-Sector Bond	11.9

Global Bond	6.0

Treasury Inflation-Protected Securities	4.0

Long-Term Bond	2.0

Short-Term Bond	2.0

As a percentage of net assets on December 31, 2006.

1

Managers’ report

John Hancock
Lifestyle Moderate Portfolio

Recently, the Portfolio’s fiscal year-end changed from August to December. What follows is a commentary for the 12 months ended December 31, 2006.

The environment for bonds, which make up approximately 60% of the Portfolio, shifted markedly during the year. The first half of 2006 was a challenging period — economic growth was stronger than expected, inflation spiked higher in the spring and the Federal Reserve raised short-term interest rates for the 17th time in two years. In this environment, bonds declined in value as interest rates rose sharply. Over the last six months, however, bonds staged a healthy rebound thanks to slowing economic growth, most notably in the slumping housing market, and moderating inflation, which largely reflected a decline in energy prices. The weaker economic environment led the Fed to hold short-term interest rates steady throughout the last half of 2006. For the full year, the Lehman Brothers Aggregate Bond Index, a broad measure of bond market performance, gained 4.33% .

Bond yields finished the year slightly higher than where they started. Despite the significant yield fluctuations during the year, the yield curve remained “inverted” — meaning short-term bond yields were higher than the yields of longer-term bonds — throughout 2006. From a sector perspective, every segment of the bond market gained ground during the

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE... AND WHAT’S BEHIND THE NUMBERS
Spectrum Income	▲	Benefited from its broad exposure to risk-oriented asset classes,
(T. Rowe Price)		including high yield, international bonds and equities.
High Yield	▲	Generally favorable environment for high yield bonds
(Western Asset
Management)
U.S. Multi Sector	▼	Weak individual stock selection — especially in health care and banks
(GMO)		— hurt this fund’s results.

2

From the MFC Global Investment Management (U.S.A.), LLC’s Portfolio Management Team

year, but high-yield corporate bonds were by far the top performers. Strong balance sheets, a lack of credit defaults and increasing demand for yield led to double-digit gains for high yield bonds.

Stocks of all types gained ground against a mostly favorable equity market backdrop in 2006. Corporate earnings remained strong throughout the year, while consumer spending also held up surprisingly well and energy prices declined. Concerns about rising inflation led to a significant stock market correction in May and June. However, better-than-anticipated inflation reports led to the Fed’s long-awaited interest rate pause.

Against this backdrop, the U.S. stock market rose steadily following its summertime decline. Overall, the S&P 500 Index gained 15.79% during the 12 months ending December 31, 2006. Thanks in large part to a stronger euro and British pound relative to the U.S. dollar, international equities did particularly well, with the MSCI EAFE returning 26.87% .

“From a sector perspective, every
segment of the bond market
gained ground during the year,
but high yield corporate bonds
were by far the top performers.”

Performance summary

During the 12 months ending December 31, 2006, John Hancock Lifestyle Moderate Portfolio’s Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1 shares posted total returns of 9.72%, 8.97%, 8.96%, 9.74%, 9.94%, 10.21% and 10.32%, respectively, at net asset value. Class R, Class R1 and Class R2 shares returned 5.38%, 5.43% and 5.48% at net asset value since beginning operations on September 18, 2006. Class 5 shares returned 8.34% at net asset value since beginning operation on July 3, 2006. In comparison, the Portfolio’s benchmark — a 40/60 blend of the S&P 500 Index and the Lehman

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3

Brothers Aggregate Bond Index — returned 8.83% and Morningstar’s average conservative allocation portfolio returned 8.18% .1 Keep in mind that your net asset value return will be different from the Portfolio’s performance if you were not invested in the Portfolio for the entire period and did not reinvest all distributions. Please see pages six and seven for historical performance information.

Riskier funds did best, TIPS lagged

Approximately 60% of the Portfolio is allocated to fixed income. Within this portion, the best performance was found in the higher-risk asset classes, such as high-yield bond funds. High Income (MFC Global Investment Management (U.S.)), in particular, did very well in absolute terms as well as relative to its peers. Our allocation to Global Bond (PIMCO) also contributed positively to performance as it benefited from the strength of foreign currencies relative to the U.S. dollar.

Another positive contributor during the year was our 8% position in Spectrum Income (T. Rowe Price). This multisector bond fund benefited from its exposure to high yield and global bonds — including emerging-markets debt — as well as its small allocation to equities. Most of our other largest positions performed roughly in line with the broad bond market. One notable fixed-income negative was Real Return Bond (PIMCO). Although this fund performed in line with its Treasury Inflation-Protected Securities (TIPS) benchmark, it was hampered by disappointing results from TIPS generally, as these securities underperformed the broader bond market due to declining inflation expectations.

Within the domestic equity allocation, performance was helped by a position in Equity Income (T. Rowe Price), which benefited from favorable market conditions for large-cap value stocks. In contrast, large-cap blend funds U.S. Multi-Sector (GMO) and Core Equity (Legg Mason) lagged the broad equity market. Meanwhile, the Portfolio’s allocation to international equities was a significant positive, led by a strong performance from International Value (Franklin Templeton).

Further adding to performance was our exposure to the real estate securities market. In fact, the fourth quarter marked the continuation of a long period of significant outperformance of REITs relative to historical averages. While we remain convinced of the diversification benefits offered by real estate

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4

securities, the asset class has become more volatile and increasingly risky in recent years as non-traditional investors have entered the market. These factors led us to freeze new investments in U.S. REITs in the fourth quarter.

“Approximately 60% of the
Portfolio is allocated to fixed
income. Within this portion, the
best performance was found in
the higher-risk asset classes, such
as high-yield bond funds.”

Outlook

After the broad fixed-income market’s rally in the second half of 2006, investors’ anticipation of a cut in short-term rates from the Fed in 2007 is already reflected in bond prices. Bonds could rally further if inflation remains tame. However, an unexpected increase in consumer prices could be a short-term negative for fixed-income securities.

Global financial markets, and especially certain higher-risk asset classes — such as high yield bonds and smaller-cap stocks — have benefited from ample global liquidity. Should that liquidity dry up, we could see a significant market correction, with higher-risk assets beginning to lag their higher-quality fixed-income and equity counterparts. The Portfolio is well exposed to both groups of securities, and we believe our emphasis on diversification should position us well if market conditions shift over the coming months.

This commentary reflects the views of the portfolio managers through the end of the Portfolio’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant. International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. See the prospectus for the risks of investing in small-cap stocks. See the prospectus for the risks of investing in high yield bonds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on December 31, 2006.

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5

A look at performance

For the periods ending December 31, 2006

		Average annual returns				Cumulative total returns
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

1[a]	10-15-05	10.32%	—	—	11.24%	10.32%	—	—	13.81%

5[a]	7-3-06	—	—	—	—	—	—	—	8.34

A	10-18-05	4.22	—	—	6.22	4.22	—	—	7.55

B	10-18-05	3.97	—	—	6.81	3.97	—	—	8.26

C	10-18-05	7.96	—	—	10.13	7.96	—	—	12.34

Ra	9-18-06	—	—	—	—	—	—	—	5.38

R1[a]	9-18-06	—	—	—	—	—	—	—	5.43

R2[a]	9-18-06	—	—	—	—	—	—	—	5.48

R3[a]	10-18-05	9.74	—	—	10.81	9.74	—	—	13.17

R4[a]	10-18-05	9.94	—	—	11.02	9.94	—	—	13.43

R5[a]	10-18-05	10.21	—	—	11.29	10.21	—	—	13.77

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

Since inception performance is calculated with an opening price (prior day’s close) on the inception date.

a For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

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6

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

1[1,3]	10-15-05	$11,381	$11,381	$11,014

5[1,3]	7-3-06	10,834	10,834	10,811

B1	10-18-05	11,226	10,826	11,141

C1,2	10-18-05	11,234	11,234	11,141

R1,3	9-18-06	10,538	10,538	10,340

R1[1,3]	9-18-06	10,543	10,543	10,340

R2[1,3]	9-18-06	10,548	10,548	10,340

R3[1,3]	10-18-05	11,317	11,317	11,141

R4[1,3]	10-18-05	11,343	11,343	11,141

R5[1,3]	10-18-05	11,377	11,377	11,141

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Portfolio’s Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares, respectively, as of December 31, 2006. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

A blended index is used when combining 40% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 60% of the Lehman Brothers Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 Index figure as of closest month end to inception date.

2 No contingent deferred sales charge applicable.

3 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 share prospectuses.

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7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding portfolio expenses

As a shareholder of the Portfolio, you incur two types of costs:

■ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which the Portfolio invests. Because the affiliated underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your portfolio’s actual ongoing operating expenses, and is based on your portfolio’s actual return. It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,080.10	$2.83

Class B	1,000.00	1,075.90	7.06

Class C	1,000.00	1,076.70	6.65

Class R [b]	1,000.00	1,054.30	2.78

Class R1 [b]	1,000.00	1,054.80	2.05

Class R2 [b]	1,000.00	1,097.40	1.34

Class R3	1,000.00	1,080.30	3.93

Class R4	1,000.00	1,082.20	2.47

Class R5	1,000.00	1,082.30	0.95

Class 1	1,000.00	1,083.50	0.53

Class 5	1,000.00	1,083.40	0.26

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value

Lifestyle Moderate Portfolio

8

at December 31, 2006 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on July 1, 2006, with the same investment held until December 31, 2006. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during period
	on 7-1-06	on 12-31-06	ended 12-31-06[a]

Class A	$1,000.00	$1,022.48	$2.75

Class B	1,000.00	1,018.40	6.87

Class C	1,000.00	1,018.80	6.46

Class Rb	1,000.00	1,011.54	2.72

Class R1[b]	1,000.00	1,012.25	2.01

Class R2[b]	1,000.00	1,012.96	1.29

Class R3	1,000.00	1,021.42	3.82

Class R4	1,000.00	1,022.84	2.40

Class R5	1,000.00	1,024.30	0.92

Class 1	1,000.00	1,024.70	0.51

Class 5[c]	1,000.00	1,024.55	0.25

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

a Expenses are equal to the Fund’s annualized expense ratio of 0.54%, 1.35%, 1.27%, 0.95%, 0.70%, 0.45%, 0.75%, 0.47% 0.18%, 0.10% and 0.05% for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5, respectively, multiplied by the average account value over the period, multiplied by the number of days in the period (inception date for Class R, Class R1 and Class R2) /365 or 366 (to reflect the one-half year period).

b Class R, Class R1 and Class R2 shares began operations on 9-18-06.

c Class 5 shares began operations on 7-3-06.

Lifestyle Moderate Portfolio

9

F I N A N C I A L  S T A T E M E N T S

Portfolio’s investments

Securities owned by the Portfolio on 12-31-06

Portfolio of investments, showing all affiliated underlying funds.

Issuer	Shares	Value

Investment companies 99.99%		$2,088,050,199
(Cost $1,972,479,445)
John Hancock Funds II 94.97%

Active Bond Fund Class NAV	17,583,695	$166,869,270

Blue Chip Growth Fund Class NAV	5,442,693	105,098,393

Core Bond Fund Class NAV	3,320,383	41,338,768

Core Equity Fund Class NAV	5,240,971	83,960,356

Equity-Income Fund Class NAV	2,242,612	42,116,247

Fundamental Value Fund Class NAV	4,963,142	84,373,413

Global Bond Fund Class NAV	8,654,339	125,055,203

Global Real Estate Fund Class NAV	3,602,901	42,334,083

High Income Fund Class NAV	5,791,943	62,900,502

High Yield Fund Class NAV	12,281,718	125,150,710

International Equity Index Fund Class NAV	2,063,921	42,310,376

International Opportunities Fund Class NAV	1,192,804	21,434,693

International Value Fund Class NAV	3,381,283	63,196,178

Investment Quality Bond Fund Class NAV	3,538,219	41,361,785

Real Estate Equity Fund Class NAV	3,295,309	38,884,649

Real Return Bond Fund Class NAV	6,419,772	83,071,852

Small Cap Fund Class NAV	1,344,381	20,730,358

Small Company Fund Class NAV	2,488,367	41,804,559

Small Company Value Fund Class NAV	828,023	20,833,066

Spectrum Income Fund Class NAV	15,983,974	166,712,853

Strategic Bond Fund Class NAV	3,481,687	41,432,074

Strategic Income Fund Class NAV	4,159,023	41,423,868

Total Return Fund Class NAV	18,391,053	250,486,142

U.S. Government Securities Fund Class NAV	3,063,092	41,351,743

U.S. High Yield Bond Fund Class NAV	4,735,805	62,465,269

U.S. Multi Sector Fund Class NAV	7,662,582	84,211,774

Value & Restructuring Fund Class NAV	3,507,182	42,191,396

See notes to financial statements

Lifestyle Moderate Portfolio

10

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
John Hancock Funds III 5.02%

International Core Fund Class NAV	2,460,741	$104,950,619

Total investments 99.99% (cost $1,972,479,445)		$2,088,050,199

Other assets in excess of liabilities 0.01%		$118,490

Total net assets 100.00%		$2,088,168,689

Percentages are stated as a percent of net assets of the Portfolio.

See notes to financial statements

Lifestyle Moderate Portfolio

11

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 12-31-06

This Statement of Assets and Liabilities is the Portfolio’s balance sheet. It shows the value of what the Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in affiliated funds, at value (cost $1,972,479,445)	$2,088,050,199
Receivable for investments sold	4,670,942
Receivable for fund shares sold	682,733
Receivable from affiliates	8,754
Other assets	3,524

Total assets	2,093,416,152

Liabilities

Due to custodian	675,182
Payable for investments purchased	202,635
Payable for fund shares repurchased	4,037,535
Payable to affiliates
Fund administration fees	60,450
Transfer agent fees	42,340
Trustees’ fees	6,971
Investment management fees	188
Other payables and accrued expenses	222,162

Total liabilities	5,247,463

Net assets

Capital paid-in	1,972,979,150
Accumulated net realized loss on investments	(381,215)
Net unrealized appreciation on investments in affiliated underlying funds	115,570,754

Net assets	$2,088,168,689

Net asset value per share

Based on net asset values and shares outstanding —
the Portfolio has an unlimited number of shares authorized with no par value.
Class A ($37,279,106 ÷ 2,755,796 shares)	$13.53
Class B ($7,178,498 ÷ 530,964 shares)	$13.52
Class C ($28,651,381 ÷ 2,117,386 shares)	$13.53
Class R ($105,341 ÷ 7,777 shares)	$13.55
Class R1 ($105,416 ÷ 7,787 shares)	$13.54
Class R2 ($106,211 ÷ 7,849 shares)	$13.53
Class R3 ($877,243 ÷ 64,841 shares)	$13.53
Class R4 ($2,052,295 ÷ 151,904 shares)	$13.51
Class R5 ($1,147,802 ÷ 84,906 shares)	$13.52
Class 1 ($2,007,761,665 ÷ 148,700,052 shares)	$13.50
Class 5 ($2,903,731 ÷ 215,215 shares)	$13.49

Maximum offering price per share

Class A [1] ($13.53 ÷ 95%)	$14.24

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Lifestyle Moderate Portfolio

12

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 12-31-06.

This Statement of Operations summarizes the Portfolio’s investment income earned and expenses incurred in operating the Portfolio. It also shows net gains (losses) for the period stated.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Investment income

Income distributions received from affiliated underlying funds	$33,550,119	$39,183,496
Total investment income	33,550,119	39,183,496

Expenses

Investment management fees (Note 3)	603,786	276,442
Distribution and service fees (Note 3)	806,941	452,336
Transfer agent fees (Note 3)	24,255	27,240
Blue sky fees (Note 3)	98,749	46,848
Printing and postage fees (Note 3)	36,479	15,536
Fund administration fees (Note 3)	129,402	49,181
Audit and legal fees	74,078	27,745
Custodian fees	10,722	4,022
Trustees’ fees (Note 3)	17,410	6,617
Registration and filing fees	53,994	20,522
Miscellaneous	13,541	3,620
Total expenses	1,869,357	930,109
Less expense reductions (Note 3)	(116,541)	(42,462)
Net expenses	1,752,816	887,647
Net investment income	31,797,303	38,295,849

Realized and unrealized gain

Net realized gain on investments	29,511,991	959,934
Capital gain distributions received from
affiliated underlying funds	3,107,989	12,968,209
Change in net unrealized appreciation of investments
in affiliated underlying funds	54,190,768	61,379,986
Net realized and unrealized gain	86,810,748	75,308,129

Increase in net assets from operations	$118,608,051	$113,603,978

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Moderate Portfolio

13

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Four months
	ended	ended
	8-31-06[a]	12-31-06[b]

Increase (decrease) in net assets

From operations
Net investment income	$31,797,303	$38,295,849
Net realized gain	32,619,980	13,928,143
Change in net unrealized appreciation	54,190,768	61,379,986
Increase in net assets resulting from operations	118,608,051	113,603,978
Distributions to shareholders
From net investment income
Class A	(171,868)	(902,226)
Class B	(22,967)	(163,812)
Class C	(77,475)	(645,798)
Class R	—	(2,543)
Class R1	—	(2,609)
Class R2	—	(2,689)
Class R3	(6,081)	(21,537)
Class R4	(10,781)	(51,478)
Class R5	(8,339)	(28,198)
Class 1	(31,963,702)	(52,481,076)
Class 5	(490)	(70,845)
From net realized gain
Class A	—	(544,690)
Class B	—	(105,282)
Class C	—	(416,751)
Class R	—	(1,539)
Class R1	—	(1,539)
Class R2	—	(1,550)
Class R3	—	(12,785)
Class R4	—	(29,908)
Class R5	—	(16,746)
Class 1	—	(29,380,921)
Class 5	—	(42,201)
From capital paid-in
Class A	—	(828,021)
Class B	—	(150,334)
Class C	—	(592,577)
Class R	—	(2,336)
Class R1	—	(2,397)
Class R2	—	(2,471)
Class R3	—	(19,781)
Class R4	—	(47,280)
Class R5	—	(25,859)
Class 1	—	(48,216,254)
Class 5	—	(64,933)
	(32,261,703)	(134,878,966)

From Fund share transactions	1,785,520,486	237,576,843

See notes to financial statements

Lifestyle Moderate Portfolio

14

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets (continued)

	Period	Four months
	ended	ended
	8-31-06a	12-31-06b

Net assets

Beginning of period	—	1,871,866,834
End of period	$1,871,866,834	$2,088,168,689
Accumulated net investment income	$2,800,483	—

a Period from 10-15-05 (commencement of operations) to 8-31-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

See notes to financial statements

Lifestyle Moderate Portfolio

15

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial highlights show how the Portfolio’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.64
Net investment income [h,v]	0.25	0.27
Net realized and unrealized
gain on investments	0.66	0.52
Total from investment operations	0.91	0.79
Less distributions
From net investment income	(0.21)	(0.36)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.33)
	(0.21)	(0.90)
Net asset value, end of period	$13.64	$13.53
Total return [k,l,m] (%)	7.10	5.77

Ratios and supplemental data

Net assets, end of period
(in millions)	$25	$37
Ratio of net expenses to average
net assets [q,r] (%)	0.57	0.56
Ratio of gross expenses to average
net assets [p,q,r] (%)	0.83	0.57
Ratio of net investment income
to average net assets [r,v] (%)	2.21	5.86
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

16

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS B SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.62
Net investment income [h,v]	0.15	0.23
Net realized and unrealized
gain on investments	0.68	0.52
Total from investment operations	0.83	0.75
Less distributions
From net investment income	(0.15)	(0.33)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.31)
	(0.15)	(0.85)
Net asset value, end of period	$13.62	$13.52
Total return [k,l,m] (%)	6.42	5.49

Ratios and supplemental data

Net assets, end of period
(in millions)	$5	$7
Ratio of net expenses to average
net assets [q,r] (%)	1.34	1.35
Ratio of gross expenses to average
net assets [p,q,r] (%)	2.43	1.66
Ratio of net investment income
to average net assets [r,v] (%)	1.28	4.87
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

17

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS C SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.63
Net investment income [h,v]	0.17	0.24
Net realized and unrealized
gain on investments	0.67	0.51
Total from investment operations	0.84	0.75
Less distributions
From net investment income	(0.15)	(0.33)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.31)
	(0.15)	(0.85)
Net asset value, end of period	$13.63	$13.53
Total return [k,l,m] (%)	6.49	5.49

Ratios and supplemental data

Net assets, end of period
(in millions)	$18	$29
Ratio of net expenses to average
net assets [q,r] (%)	1.29	1.28
Ratio of gross expenses to average
net assets [p,q,r] (%)	1.67	1.32
Ratio of net investment income
to average net assets [r,v] (%)	1.51	5.13
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

18

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.69
Net investment income [h,v]	0.24
Net realized and unrealized
gain on investments	0.50
Total from investment operations	0.74
Less distributions
From net investment income	(0.35)
From net realized gain	(0.21)
From capital paid-in	(0.32)
(0.88)
Net asset value, end of period	$13.55
Total return (%) [k,l]	5.38 [m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[i]
Ratio of net expenses to average
net assets [q] (%)	0.95[r]
Ratio of gross expenses to average
net assets [p,q] (%)	13.40[r]
Ratio of net investment income
to average net assets [v] (%)	5.83[r]
Portfolio turnover (%)	1[m]

See notes to financial statements

Lifestyle Moderate Portfolio

19

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R1 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.69
Net investment income [h,v]	0.25
Net realized and unrealized
gain on investments	0.50
Total from investment operations	0.75
Less distributions
From net investment income	(0.36)
From net realized gain	(0.21)
From capital paid-in	(0.33)
(0.90)
Net asset value, end of period	$13.54
Total return [k,l] (%)	5.43[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets [q] (%)	0.70[r]
Ratio of gross expenses to average
net assets [p,q] (%)	13.14[r]
Ratio of net investment income
to average net assets [v] (%)	6.07[r]
Portfolio turnover (%)	1[m]

See notes to financial statements

Lifestyle Moderate Portfolio

20

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R2 SHARES

Period ended	12-31-06[b,c]

Per share operating performance

Net asset value, beginning of period	$13.69
Net investment income [h,v]	0.26
Net realized and unrealized
gain on investments	0.48
Total from investment operations	0.74
Less distributions
From net investment income	(0.36)
From net realized gain	(0.21)
From capital paid-in	(0.33)
(0.90)
Net asset value, end of period	$13.53
Total return [k,l] (%)	5.48[m]

Ratios and supplemental data

Net assets, end of period
(in millions)	—[n]
Ratio of net expenses to average
net assets [q] (%)	0.45[r]
Ratio of gross expenses to average
net assets [p,q] (%)	12.87[r]
Ratio of net investment income
to average net assets [v] (%)	6.33[r]
Portfolio turnover (%)	1[m]

See notes to financial statements

Lifestyle Moderate Portfolio

21

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R3 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.65
Net investment income [h,v]	0.33	0.23
Net realized and unrealized
gain on investments	0.58	0.55
Total from investment operations	0.91	0.78
Less distributions
From net investment income	(0.20)	(0.36)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.33)
	(0.20)	(0.90)
Net asset value, end of period	$13.65	$13.53
Total return [k,l,m] (%)	7.10	5.66

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets [q,r] (%)	0.69	0.78
Ratio of gross expenses to average
net assets [p,q,r] (%)	8.44	3.13
Ratio of net investment income
to average net assets [r,v] (%)	2.93	4.89
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

22

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R4 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.63
Net investment income [h,v]	0.30	0.25
Net realized and unrealized
gain on investments	0.62	0.53
Total from investment operations	0.92	0.78
Less distributions
From net investment income	(0.23)	(0.36)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.33)
	(0.23)	(0.90)
Net asset value, end of period	$13.63	$13.51
Total return [k,l,m] (%)	7.14	5.80

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$2
Ratio of net expenses to average
net assets [q,r] (%)	0.49	0.52
Ratio of gross expenses to average
net assets [p,q,r] (%)	4.65	1.53
Ratio of net investment income
to average net assets [r,v] (%)	2.59	5.44
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

23

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS R5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.94	$13.64
Net investment income [h,v]	0.22	0.32
Net realized and unrealized
gain on investments	0.73	0.48
Total from investment operations	0.95	0.80
Less distributions
From net investment income	(0.25)	(0.37)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.34)
	(0.25)	(0.92)
Net asset value, end of period	$13.64	$13.52
Total return [k,l,m] (%)	7.40	5.93

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$1
Ratio of net expenses to average
net assets [q,r] (%)	0.19	0.20
Ratio of gross expenses to average
net assets [p,q,r] (%)	4.86	2.83
Ratio of net investment income
to average net assets [r,v] (%)	1.92	6.83
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

24

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 1 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$12.93	$13.63
Net investment income [h,v]	0.26	0.27
Net realized and unrealized
gain on investments	0.70	0.54
Total from investment operations	0.96	0.81
Less distributions
From net investment income	(0.26)	(0.38)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.35)
	(0.26)	(0.94)
Net asset value, end of period	$13.63	$13.50
Total return [k,m] (%)	7.47	5.90

Ratios and supplemental data

Net assets, end of period
(in millions)	$1,820	$2,008
Ratio of net expenses to average
net assets [q,r] (%)	0.11	0.11
Ratio of net investment income
to average net assets [r,v] (%)	2.23	5.80
Portfolio turnover [m] (%)	24	1

See notes to financial statements

Lifestyle Moderate Portfolio

25

F I N A N C I A L  S T A T E M E N T S

Financial highlights

CLASS 5 SHARES

Period ended	8-31-06[a]	12-31-06[b]

Per share operating performance

Net asset value, beginning of period	$13.48	$13.62
Net investment gain (loss) [h,v]	— [j]	0.34
Net realized and unrealized
gain on investments	0.30	0.47
Total from investment operations	0.30	0.81
Less distributions
From net investment income	(0.16)	(0.38)
From net realized gain	—	(0.21)
From capital paid-in	—	(0.35)
	(0.16)	(0.94)
Net asset value, end of period	$13.62	$13.49
Total return [k,m] (%)	2.27	5.93

Ratios and supplemental data

Net assets, end of period
(in millions)	$1	$3
Ratio of net expenses to average
net assets [q,r] (%)	0.01	0.06
Ratio of net investment gain (loss)
to average net assets [r,v] (%)	(0.01)	7.21
Portfolio turnover [m] (%)	24	1

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, Class 1 shares began operation on 10-15-05 and Class 5 shares began operation on 7-3-06.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

h Based on the average of the shares outstanding.

i Less than $500,000.

j Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m Not annualized.

p Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Fund invests.

r Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See notes to financial statements

Lifestyle Moderate Portfolio

26

Notes to financial statements

1. Organization

The John Hancock Lifestyle Moderate Portfolio (the “Portfolio”) is a non-diversified series of John Hancock Funds II (the “Trust”). The Trust was established as a Massachusetts business trust on June 28, 2005. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company.

The Portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust and John Hancock Funds III and in other permitted investments. The affiliated underlying funds’ accounting policies are outlined in the shareholder reports, available without charge by calling 1-800-225-5291 or on the Securities & Exchange Commission (“SEC”) Web site at www.sec.gov, File #811-21779, CIK 0001331971. The affiliated underlying funds are not covered by this report.

John Hancock Investment Management Services, LLC (the “Adviser”), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”) serves as investment adviser for the Trust and John Hancock Funds, LLC (the “Distributor”), an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (“John Hancock New York”) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of The Manufactures Life Insurance Company (“Manulife”), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Portfolio commenced operations after certain separate accounts of John Hancock USA redeemed their interests in portfolios of John Hancock Trust and certain unaffiliated mutual funds of approximately $340 million at the close of business on October 14, 2005, with additional redemption proceeds of approximately $1.2 billion received on October 28, 2005, and invested such proceeds in Class 1 shares of the Portfolio, which in turn invested the proceeds in affiliated underlying funds of the Trust.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Portfolio, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class 1 and Class 5 shares.

Class A, B and C shares are open to all retail investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class R, R1, R2, R3, R4 and R5 shares are available only to certain retirement plans. Class 5 shares currently are available only to the John Hancock Freedom 529 Plan.

The shares of each class represent an interest in the same portfolio of investments of the Portfolio, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

On January 18, 2007, the Board of Trustees approved a change in the fiscal year end of the Portfolio from August 31 to December 31. Accordingly, the Portfolio’s financial statements and related notes include information as of the four-month period ended December 31, 2006 and the period ended August 31, 2006.

Lifestyle Moderate Portfolio

27

2. Significant accounting policies

In the preparation of the financial statements, the Portfolio follows the policies described below. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Securities valuation

The net asset value of the shares of the Portfolio is determined daily as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time. Investments in the affiliated underlying funds are valued at their respective net asset values each business day, or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Securities in the affiliated underlying funds’ portfolios are valued in accordance with their respective valuation polices, as outlined in the affiliated underlying funds’ financial statements. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost.

Security transactions and related investment income

Investment security transactions in the affiliated underlying funds are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and capital gain distributions from the underlying afiliated funds are recorded on the ex-dividend date.

Gains and losses on securities sold are determined on the basis of specific identified cost for both financial and federal income tax reporting purposes.

Multi-class operations

All income, expenses (except for class-specific expenses) and realized and unrealized gains (losses) are allocated to each class of shares based upon the relative net assets of each class. Dividends to shareholders from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

Expense allocation

Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of the Portfolio at the time the expense was incurred. Class-specific expenses, such as transfer agency fees, blue sky fees, printing and postage fees and distribution and service fees, are accrued daily and charged directly to the respective share classes. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolio and do not include any indirect expenses related to the affiliated underlying funds. Because the affiliated underlying funds have varied expense levels and the Portfolio may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolio will vary.

Federal income taxes

The Portfolio seeks to qualify as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

New accounting pronouncements

In June 2006, Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the “Interpretation”) was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is currently evaluating the application of the Interpretation to the Portfolio, and has not at this time quantified the impact, if any, resulting from the adoption of the Interpretation on the Portfolio’s financial statements. The Portfolio will implement this pronouncement no later than June 29, 2007.

28

Lifestyle Moderate Portfolio

In September 2006, FASB Standard No. 157, Fair Value Measurements (“FAS 157”) was issued, and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishing a framework for measuring fair value and expands disclosure about fair value measurements. Management is currently evaluating the application of FAS 157 to the Portfolio, and its impact, if any, resulting from the adoption of FAS 157 on the Fund’s financial statements.

Distribution of income and gains

The Portfolio records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date.

During the period ended August 31, 2006, the tax character of distributions paid was as follows: ordinary income $32,261,703. During the four-month period ended December 31, 2006, the tax character of distributions paid was as follows: ordinary income $83,942,028, tax return of capital $49,938,569 and long-term capital gain $998,369. Distributions paid by the Portfolio with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class. Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital. As of December 31, 2006, there were no distributable earnings on a tax basis.

Capital accounts

The Portfolio reports the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Portfolio may periodically make reclassifications among certain capital accounts, without affecting its net asset value.

3. Investment advisory and other agreements Advisory fees

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of the Portfolio, subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $7,500,000,000 of the aggregate daily net assets and (b) 0.04% of the aggregate daily net assets in excess of $7,500,000,000 of each of the five Lifestyle Portfolios of the Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative) and its corresponding funds of the five Lifestyle Portfolios of John Hancock Trust (Lifestyle Aggressive, Lifestyle Growth, Lifestyle Balanced, Lifestyle Moderate and Lifestyle Conservative). The Portfolio is not responsible for payment of the subadvisory fees.

Expense reimbursements

The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio’s expenses for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the classes, at least until November 1, 2006, and may thereafter be terminated by the Adviser at any time. During the period ended August 31, 2006, the expense reductions related to this expense limitation amounted to $21,158, $19,954, $21,099, $17,474, $17,021 and $18,272 for Class A, Class B, Class C, Class R3, Class R4 and Class R5, respectively. During the four-month period ended December 31, 2006, the expense reductions related to this expense limitation amounted to $1,612, $6,370, $2,947, $3,649, $3,649, $3,649, $6,436, $6,021, and $6,821 for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively.

Lifestyle Moderate Portfolio

29

The Adviser has contractually agreed to waive advisory fees or reimburse fund expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to the Class 5. There were no expense reductions related to this expense limitation during the period ended August 31, 2006 and four-month period ended December 31, 2006. This agreement remains in effect until June 30, 2007 and may thereafter be terminated by the Adviser at any time.

Administration fees

The Portfolio has an agreement with the Adviser that requires the Portfolio to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Portfolio, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports.

Distribution plans

The Trust has a Distribution Agreement with the Distributor. The Portfolio has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse for the services it provides as distributor of shares of the Portfolio. Accordingly, the Portfolio makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.25%, 0.25%, 0.25%, 0.50%, 0.25% and 0.05% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolio has also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolio pays up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. During the four-month period ended December 31, 2006, the Portfolio was informed that the Distributor received net up-front sales charges of $313,667 with regard to sales of Class A shares. Of this amount, $52,846 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $258,101 was paid as sales commissions to unrelated broker-dealers and $2,720 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer, an indirect subsidiary of MFC.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolio in connection with the sale of Class B and Class C shares. During the four-month period ended December 31, 2006, the Portfolio was informed that CDSCs received by the Distributor amounted to $1,319 for Class B shares and $1,090 for Class C shares.

Transfer agent fees

The Portfolio has a Transfer Agency Agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Lifestyle Moderate Portfolio

30

Signature Services has agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 share average daily net assets. This agreement is effective until December 31, 2006. Signature Services reserves the right to terminate this limitation in the future. In addition, Signature Service has voluntarily agreed to further limit transfer agent fees for Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. During the period ended August 31, 2006, the transfer agent fees reductions amounted to $327, $615 and $621 for Class R3, Class R4 and Class R5 shares, respectively. During the four-month period ended December 31, 2006, the transfer agent fee reductions amounted to $41, $41, $41, $437, $418 and $330 for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively Signature Services reserves the right to terminate this limitation at any time.

Expenses under the agreements described above for the period ended August 31, 2006 and the four-month period ended December 31, 2006, were as follows:

Period ended 8-31-06
	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$24,411	$10,212	$16,557	$11,925
Class B	18,261	3,658	16,196	5,402
Class C	55,889	8,369	17,409	8,720
Class R	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	1,158	427	15,925	1,757
Class R4	1,256	817	15,925	1,481
Class R5	2	772	16,737	1,903
Class 1	705,964	—	—	5,291
Class 5	—	—	—	—
Total	$806,941	$24,255	$98,749	$36,479

Four months ended 12-31-06
	Distribution	Transfer		Printing and
Share Class	and service fees	agent	Blue sky	postage

Class A	$30,695	$11,118	$6,271	$4,549
Class B	20,231	4,046	6,133	2,058
Class C	77,506	10,123	6,593	3,329
Class R	220	56	3,150	525
Class R1	147	56	3,150	525
Class R2	74	56	3,150	525
Class R3	1,689	583	6,031	669
Class R4	2,027	736	6,031	564
Class R5	6	466	6,339	727
Class 1	319,741	—	—	2,065
Class 5	—	—	—	—
Total	$452,336	$27,240	$46,848	$15,536

Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated based on each Portfolio’s average daily net asset value.

4. Guarantees and Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the

Lifestyle Moderate Portfolio

31

normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

5. Capital shares
Share activities for the Portfolio during the last two periods were as follows:
	Period ended 8-31-06 [a]		Four-months ended 12-31-06 [b]
	Shares	Amount	Shares	Amount

Class A shares
Sold	1,906,772	$25,643,938	816,494	$11,462,461
Distributions reinvested	11,786	156,721	153,623	2,082,610
Repurchased	(49,176)	(660,565)	(83,703)	(1,177,380)
Net increase	1,869,382	$25,140,094	886,414	$12,367,691

Class B shares
Sold	394,049	$5,293,647	170,436	$2,381,553
Distributions reinvested	1,374	18,275	27,685	375,204
Repurchased	(30,195)	(405,623)	(32,385)	(455,472)
Net increase	365,228	$4,906,299	165,736	$2,301,285

Class C shares
Sold	1,313,617	$17,670,307	759,619	$10,592,267
Distributions reinvested	5,335	70,936	113,517	1,538,471
Repurchased	(30,993)	(417,164)	(43,709)	(614,937)
Net increase	1,287,959	$17,324,079	829,427	$11,515,801

Class R shares[c]
Sold	—	—	7,305	$100,003
Distributions reinvested	—	—	472	6,417
Repurchased	—	—	—	(3)
Net increase	—	—	7,777	$106,417

Class R1 shares[c]
Sold	—	—	7,305	$100,001
Distributions reinvested	—	—	482	6,545
Repurchased	—	—	—	(1)
Net increase	—	—	7,787	$106,545

Class R2 shares[c]
Sold	—	—	7,355	$100,714
Distributions reinvested	—	—	494	6,710
Repurchased	—	—	—	(1)
Net increase	—	—	7,849	$107,423

Class R3 shares
Sold	61,803	$824,287	19,080	$265,714
Distributions reinvested	339	4,515	3,942	53,482
Repurchased	(5,906)	(79,750)	(14,417)	(203,739)
Net increase	56,236	$749,052	8,605	$115,457

Class R4 shares
Sold	81,786	$1,104,574	77,706	$1,070,385
Distributions reinvested	680	9,033	9,444	127,980
Repurchased	(2,016)	(27,039)	(15,696)	(220,828)
Net increase	80,450	$1,086,568	71,454	$977,537

Lifestyle Moderate Portfolio

32

	Period ended 8-31-06 [a]		Four months ended 12-31-06 [b]
	Shares	Amount	Shares	Amount

Class R5 shares
Sold	48,649	$647,657	43,027	$611,395
Distributions reinvested	482	6,410	5,172	70,052
Repurchased	(1,932)	(26,226)	(10,492)	(150,063)
Net increase	47,199	$627,841	37,707	$531,384

Class 1 shares
Sold	134,937,718	$1,753,494,793	$6,640,443	$92,685,843
Distributions reinvested	2,410,929	31,963,702	9,603,688	130,078,250
Repurchased	(3,803,690)	(51,025,836)	(1,089,036)	(15,016,278)
Net increase	133,544,957	$1,734,432,659	$15,155,095	$207,747,815

Class 5 shares
Sold	93,828	$1,253,556	$123,203	$1,733,403
Distributions reinvested	37	490	13,160	177,978
Repurchased	(11)	(152)	(15,002)	(211,893)
Net increase	93,854	$1,253,894	121,361	$1,699,488

Net increase	137,345,265	$1,785,520,486	$17,299,212	$237,576,843

a Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on 10-18-05, and Class 1 shares began operation on 10-15-05.

b Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

 c Class R, Class R1 and Class R2 shares began operations on 9-18-06.

6. Investment transactions

Purchases and sales of the affiliated underlying funds during the four month period ended December 31, 2006, aggregated $180,023,808 and $25,638,241, respectively.

The cost of investments owned on December 31, 2006, including short-term investments, for federal income tax purposes, was $1,972,860,660. Gross unrealized appreciation and depreciation of investments aggregated $120,929,733 and $5,740,194, respectively, resulting in net unrealized appreciation of $115,189,539.

7. Investment in affiliated underlying funds

The Portfolio invests primarily in the affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control.

A summary of the Portfolio’s transactions in the securities of affiliated issuers in which the Portfolio’s holdings represent 5% or more of the outstanding voting securities of the issuer, during the four-month period ended December 31, 2006, is set forth below.

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33

	Beginning
Affiliate —	Share	Shares	Shares	Ending Share		Ending
Class NAV	Amount	Purchased	Sold	Amount	Proceeds	Value

Active Bond	15,570,987	2,028,328	15,620	17,583,695	$151,546	$166,869,270
Blue Chip Growth	5,262,462	252,917	72,686	5,442,693	1,363,108	105,098,393
Core Bond	2,973,803	349,137	2,557	3,320,383	32,244	41,338,768
Core Equity	5,321,191	98,608	178,828	5,240,971	2,697,698	83,960,356
Equity-Income	2,060,856	183,638	1,882	2,242,612	36,810	42,116,247
Fundamental Value	4,714,343	258,939	10,140	4,963,142	170,540	84,373,413
Global Bond	7,576,371	1,188,889	110,921	8,654,339	1,693,105	125,055,203
Global Real Estate	3,666,366	177,354	240,819	3,602,901	2,738,411	42,334,083
High Income	5,665,191	291,457	164,705	5,791,943	1,768,595	62,900,502
High Yield	11,116,571	1,176,315	11,168	12,281,718	115,347	125,150,710
International Core*	2,372,200	172,221	83,680	2,460,741	3,391,590	104,950,619
International
Equity Index	1,974,971	134,461	45,511	2,063,921	912,741	42,310,376
International
Opportunities	1,165,892	41,049	14,137	1,192,804	245,951	21,434,693
International Value	3,151,314	331,438	101,469	3,381,283	1,923,649	63,196,178
Investment
Quality Bond	3,166,140	374,913	2,834	3,538,219	33,598	41,361,785
Real Estate Equity	3,443,977	172,322	320,990	3,295,309	3,848,264	38,884,649
Real Return Bond	5,602,786	821,592	4,606	6,419,772	60,466	83,071,852
Small Cap	1,357,954	27,197	40,770	1,344,381	624,824	20,730,358
Small Company	2,434,385	121,309	67,327	2,488,367	1,111,118	41,804,559
Small Company Value	804,498	41,832	18,307	828,023	466,010	20,833,066
Spectrum Income	14,555,152	1,441,772	12,950	15,983,974	136,124	166,712,853
Strategic Bond	3,160,762	323,765	2,840	3,481,687	34,110	41,432,074
Strategic Income	3,699,314	462,682	2,973	4,159,023	29,723	41,423,868
Total Return	16,315,260	2,132,243	56,450	18,391,053	783,675	250,486,142
U.S. Government
Securities	2,743,515	321,951	2,374	3,063,092	32,492	41,351,743
U.S. High Yield Bond	4,284,689	454,981	3,865	4,735,805	51,414	62,465,269
U.S. Multi Sector	7,213,778	478,837	30,033	7,662,582	327,064	84,211,774
Value & Restructuring	3,378,940	190,176	61,934	3,507,182	743,645	42,191,396

*Represents the Portfolio’s investment in John Hancock Funds III International Core Fund.

8. Reclassification of accounts

During the four-month period ended December 31, 2006, the Portfolio reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $14,190,839, a decrease in accumulated net investment loss of $64,129,408 and a decrease in capital paid-in of $49,938,569. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2006. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Portfolio, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for over-distribution. The calculation of net investment income per share in the Portfolio’s Financial Highlights excludes these adjustments.

Lifestyle Moderate Portfolio

34

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Portfolios II and Shareholders of John Hancock Lifestyle Moderate Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of securities owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Lifestyle Moderate Portfolio (the “Portfolio”) at December 31, 2006, the results of its operations, the changes in its net assets, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006, by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 1, 2007

35

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Portfolio, if any, paid during its taxable year ended December 31, 2006.

The Portfolio has designated distributions to shareholders of $998,369 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Portfolio for the fiscal period ended December 31, 2006, 7.42% of the dividends qualify for the corporate dividends-received deduction.

The Portfolio hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2006.

Shareholders were mailed a 2006 U.S. Treasury Department Form 1099-DIV in January 2007. This will reflect the total of all distributions that are taxable for calendar year 2006.

36

Trustees and Officers

This chart provides information about the Trustees and Officers of John Hancock Funds II who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

Charles L. Bardelis, Born: 1941	2005	209
Director, Island Commuter Corp. (marine transport). Trustee of John
Hancock Trust (since 1988).

Peter S. Burgess, Born: 1942	2005	209
Consultant (financial, accounting and auditing matters (since 1999);
Certified Public Accountant; Partner, Arthur Andersen (prior to 1999).
Director of the following publicly traded companies: PMA Capital Corporation
(since 2004) and Lincoln Educational Services Corporation (since 2004).
Trustee of John Hancock Trust (since 2005).

Elizabeth G. Cook, Born: 1937	2005	209
Expressive Arts Therapist, Massachusetts General Hospital (September 2001
to present); Expressive Arts Therapist, Dana Farber Cancer Institute
(September 2000 to January 2004); President, The Advertising Club of Greater Boston.
Trustee of John Hancock Trust (since 2005).

Hassell H. McClellan, Born: 1945	2005	209
Associate Professor, The Wallace E. Carroll School of Management, Boston College.
Trustee of John Hancock Trust (since 2005).

James M. Oates, Born: 1946	2005	209
Managing Director, Wydown Group (financial consulting firm) (since 1994);
Chairman, Emerson Investment Management, Inc. (since 2000); Chairman,
Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (since 1997). Director of the following publicly traded companies:
Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995);
and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual
Funds (since 1988). Trustee of John Hancock Trust (since 2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

37

Non-Independent Trustee[3]

Name, Year of Birth		Number of
Position(s) held with Portfolio	Trustee	John Hancock
Principal occupation(s) and other	of Portfolio	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	259
Chairman and Director, John Hancock Advisers, LLC, The Berkeley Financial
Group, LLC (holding company) and John Hancock Funds, LLC; President,
John Hancock Annuities; Executive Vice President, John Hancock Life
Insurance Company (since June 2004); President, U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees

Name, Year of Birth
Position(s) held with Portfolio		Officer
Principal occupation(s) and		of Portfolio
directorships during past 5 years		since

Keith F. Hartstein,[2] Born: 1956		2005
President
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser, The Berkeley Group, John
Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management
(U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature
Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock
Investment Management Services, LLC (since 2006); President and Chief Executive
Officer, John Hancock Funds II, John Hancock Funds III and John Hancock Trust;
Director, Chairman and President, NM Capital Management, Inc. (since 2005);
Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.)
(2005–2006); Executive Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler,[2] Born: 1955		2006
Secretary
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.)
(since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006);
Vice President and Associate General Counsel, Massachusetts Mutual Life
Insurance Company (1999–2006); Secretary and Chief Legal Counsel, MML
Series Investment Fund (2000–2006); Secretary and Chief Legal Counsel,
MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal Counsel,
MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr.,[2] Born: 1947		2005
Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment
Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005);
Vice President and Chief Compliance Officer, John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and
Ethics & Compliance Officer, Fidelity Investments (until 2001).

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Portfolio	Officer
Principal occupation(s) and other	of Portfolio
directorships during past 5 years	since

Gordon M. Shone,[2] Born: 1956	2006
Treasurer
Treasurer, John Hancock Funds (since 2006), John Hancock Funds II, John
Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Chief Financial Officer, John Hancock Trust (2003–2005); Senior Vice President,
John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President,
John Hancock Investment Management Services, Inc., John Hancock Advisers,
LLC (since 2006) and The Manufacturers Life Insurance Company (U.S.A.)
(1998–2000).

John G. Vrysen,[2] Born: 1955	2005
Chief Financial Officer
Senior Vice President, Manulife Financial Corporation (since 2006); Director,
Executive Vice President and Chief Financial Officer, the Adviser, The Berkeley
Group and John Hancock Funds, LLC (since 2005); Executive Vice President and
Chief Financial Officer, John Hancock Investment Management Services, LLC
(since 2005); Vice President and Chief Financial Officer, MFC Global (U.S.)
(since 2005); Director, John Hancock Signature Services, Inc. (since 2005);
Chief Financial Officer, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Vice President and General Manager, Fixed Annuities,
U.S. Wealth Management (until 2005); Vice President, Operations, Manulife
Wood Logan (2000–2004).

1 Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.

2Affiliated with the investment adviser.

3 Non-Independent Trustee: holds positions with the Fund’s investment adviser, underwriter, and/ or certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Investment	State Street Bank & Trust Co.	Kirkpatrick & Lockhart
Management Services, Inc.	2 Avenue de Lafayette	Preston Gates Ellis LLP
601 Congress Street	Boston, MA 02111	1 Lincoln Street
Boston, MA 02210-2805		Boston, MA 02110-2950
Transfer agent
Principal distributor	John Hancock Signature	Independent registered
John Hancock Funds, LLC	Services, Inc.	public accounting firm
601 Congress Street	1 John Hancock Way,	PricewaterhouseCoopers LLP
Boston, MA 02210-2805	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

Each underlying affiliated fund’s accounting policies are outlined in the underlying affiliated fund’s shareholder report, available without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission (“SEC”) Web site at www.sec.gov, File # 811-21779, CIK 0001331971.

The Portfolio’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

40

J O H N  H A N C O C K  F A M I L Y  O F  F U N D S

EQUITY	INTERNATIONAL
Balanced Fund	Greater China Opportunities Fund
Classic Value Fund	International Allocation Portfolio
Classic Value Fund II	International Classic Value Fund
Core Equity Fund	International Core Fund
Focused Equity Fund	International Fund
Growth Fund	International Growth Fund
Growth Opportunities Fund
Growth Trends Fund	INCOME
Intrinsic Value Fund	Bond Fund
Large Cap Equity Fund	Government Income Fund
Large Cap Select Fund	High Yield Fund
Mid Cap Equity Fund	Investment Grade Bond Fund
Mid Cap Growth Fund	Strategic Income Fund
Multi Cap Growth Fund
Small Cap Equity Fund	TAX-FREE INCOME
Small Cap Fund	California Tax-Free Income Fund
Small Cap Intrinsic Value Fund	High Yield Municipal Bond Fund
Sovereign Investors Fund	Massachusetts Tax-Free Income Fund
U.S. Core Fund	New York Tax-Free Income Fund
U.S. Global Leaders Growth Fund	Tax-Free Bond Fund
Value Opportunities Fund
MONEY MARKET
ASSET ALLOCATION	Money Market Fund
Allocation Core Portfolio	U.S. Government Cash Reserve
Allocation Growth + Value Portfolio
Lifecycle 2010 Portfolio	CLOSED-END
Lifecycle 2015 Portfolio	Bank and Thrift Opportunity Fund
Lifecycle 2020 Portfolio	Financial Trends Fund, Inc.
Lifecycle 2025 Portfolio	Income Securities Trust
Lifecycle 2030 Portfolio	Investors Trust
Lifecycle 2035 Portfolio	Patriot Global Dividend Fund
Lifecycle 2040 Portfolio	Patriot Preferred Dividend Fund
Lifecycle 2045 Portfolio	Patriot Premium Dividend Fund I
Lifecycle Retirement Portfolio	Patriot Premium Dividend Fund II
Lifestyle Aggressive Portfolio	Patriot Select Dividend Fund
Lifestyle Balanced Portfolio	Preferred Income Fund
Lifestyle Conservative Portfolio	Preferred Income II Fund
Lifestyle Growth Portfolio	Preferred Income III Fund
Lifestyle Moderate Portfolio	Tax-Advantaged Dividend Income Fund

SECTOR
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund
Technology Leaders Fund

For more complete information on any John Hancock Fund and an Open-End fund prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291 for Open-End fund information and 1-800-852-0218 for Closed-End fund information. Please read the Open-End fund prospectus carefully before investing or sending money.

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifestyle Moderate Portfolio.

9700A 12/06
2/07

ITEM 2. CODE OF ETHICS.

(a) As of the end of the period, December 31, 20061, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

1 In the calendar year 2006, the fiscal year end for the Lifestyle Aggressive Portfolio, Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio, each a separate series of the Registrant, was changed from August 31 to December 31. The fiscal year end for the other series of the Registrant remains August 31In the calendar year 2006, the fiscal year end for these funds changed from August 31 to December 31.

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)(1) A copy of the Code of Ethics is attached hereto.

(f)(3) The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Peter S. Burgess, who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES:

From 9/1/06 to 12/31/06 $63,685
From 10/15/05 (commencement of operations) to 8/31/06: $1,346,000

These fees relate to professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”), for the audits of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filing or engagements for such period.

(b) AUDIT RELATED FEES:

From 9/1/06 to 12/31/06 $24,960
From 10/15/05 (commencement of operations) to 8/31/06: $629,000

These fees represent the aggregate fees billed for the Reporting Period for assurance and related services by PWC that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. Such fees relate to professional services rendered by PWC for separate audit reports in connection with 17f-2 security counts and fund merger audit services.

(c) TAX FEES:

From 9/1/06 to 12/31/06 $14,805
From 10/15/05 (commencement of operations) to 8/31/06: $374,000

These fees represent aggregate fees billed for the Reporting Period for professional services rendered by PWC for tax compliance, tax advice and tax planning. The tax services provided by PWC related to the review of the Registrant’s federal and state income tax returns, excise tax calculations and returns and a review of the Registrant’s calculations of capital gain and income distributions.

(d) ALL OTHER FEES; None.

(e) (1) The audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X are attached. (2) Amount approved by the Audit Committee pursuant paragraph (c) (7) (i) (7) of Rule 2-01 of Regulation S-X: None.

(f) Not Applicable.

(g) The aggregate non-audit fees billed by PWC for services rendered to the registrant and rendered to the registrant’s control affiliates for each of the last two fiscal years of the registrant were $1,832,000 for the fiscal year ended 2006, and $0 for the fiscal year ended 2005.

(h) The Registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser and service affiliates that were not pre-approved pursuant to paragraph (c) (7) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Included with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS. Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS. Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and (ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) SEE ATTACHED CODE OF ETHICS.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
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Keith F. Hartstein
President and Chief Executive Officer

Date: March 1, 2007

By: /s/ John G. Vrysen
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John G. Vrysen
Chief Financial Officer

Date: March 1, 2007